UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31
Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Shares	Value
Common stocks 85.4%		$432,992,930
(Cost $384,534,424)
Consumer discretionary 12.7%		64,585,403
Diversified consumer services 0.5%
Estacio Participacoes SA	286,786	2,611,462
Hotels, restaurants and leisure 4.0%
Galaxy Entertainment Group, Ltd.	398,315	3,486,302
Melco Resorts & Entertainment, Ltd., ADR	225,886	7,049,902
Sands China, Ltd.	579,336	3,348,201
The Wendy's Company	151,534	2,536,679
Wingstop, Inc.	78,374	3,829,354
Household durables 1.3%
Sony Corp.	141,335	6,601,206
Internet and direct marketing retail 0.5%
Netflix, Inc. (A)	8,163	2,550,611
Media 0.9%
CyberAgent, Inc.	85,464	4,694,303
Multiline retail 0.7%
Ollie's Bargain Outlet Holdings, Inc. (A)	57,893	3,600,945
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	23,300	162,683
Specialty retail 0.7%
Floor & Decor Holdings, Inc., Class A (A)(D)	60,722	3,375,536
Textiles, apparel and luxury goods 4.1%
Columbia Sportswear Company	41,108	3,412,375
Kering SA	6,132	3,547,337
Lululemon Athletica, Inc. (A)	59,565	5,944,587
Moncler SpA	107,984	4,867,041
Skechers U.S.A., Inc., Class A (A)	104,101	2,966,879
Consumer staples 1.1%		5,729,260
Personal products 1.1%
Pola Orbis Holdings, Inc.	131,316	5,729,260
Energy 9.7%		48,945,925
Oil, gas and consumable fuels 9.7%
Concho Resources, Inc. (A)	45,938	7,221,913
Diamondback Energy, Inc. (A)	56,091	7,204,889
HollyFrontier Corp.	114,701	6,961,204
Marathon Petroleum Corp.	87,362	6,544,287
Matador Resources Company (A)	145,131	4,751,589
Pioneer Natural Resources Company	21,411	4,315,387
Valero Energy Corp.	61,230	6,792,244
WPX Energy, Inc. (A)	301,604	5,154,412
Financials 14.8%		74,896,811
Banks 3.4%
Bank of America Corp.	136,558	4,085,815
Comerica, Inc.	53,852	5,093,322
SVB Financial Group (A)	13,224	3,962,043
Western Alliance Bancorp (A)	67,329	3,971,064
Capital markets 9.6%
B3 SA - Brasil Bolsa Balcao	481,500	3,477,378
E*TRADE Financial Corp. (A)	130,850	7,939,978
2	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
London Stock Exchange Group PLC	85,619	$5,059,042
Morgan Stanley	58,468	3,018,118
Noah Holdings, Ltd., ADR (A)	72,904	3,766,950
SBI Holdings, Inc.	179,863	4,535,297
TD Ameritrade Holding Corp.	175,719	10,207,517
The Charles Schwab Corp.	189,496	10,551,137
Consumer finance 1.8%
Credit Acceptance Corp. (A)(D)	14,310	4,734,320
World Acceptance Corp. (A)	43,852	4,494,830
Health care 14.3%		72,505,546
Biotechnology 7.8%
Abeona Therapeutics, Inc. (A)(D)	135,974	2,372,746
Adamas Pharmaceuticals, Inc. (A)(D)	136,611	4,124,286
Agios Pharmaceuticals, Inc. (A)(D)	29,539	2,478,617
Aimmune Therapeutics, Inc. (A)(D)	119,959	3,723,527
Array BioPharma, Inc. (A)	233,545	3,166,870
Bluebird Bio, Inc. (A)	22,066	3,754,530
Blueprint Medicines Corp. (A)	62,381	4,785,870
Editas Medicine, Inc. (A)	80,874	2,539,444
Heron Therapeutics, Inc. (A)	82,490	2,499,447
Insmed, Inc. (A)	107,185	2,607,811
Neurocrine Biosciences, Inc. (A)	30,830	2,499,696
Vertex Pharmaceuticals, Inc. (A)	31,335	4,799,269
Health care equipment and supplies 0.8%
Insulet Corp. (A)	48,296	4,153,456
Health care technology 2.5%
Teladoc, Inc. (A)(D)	94,058	4,044,494
Veeva Systems, Inc., Class A (A)	121,728	8,536,785
Life sciences tools and services 1.0%
Illumina, Inc. (A)	20,706	4,988,697
Pharmaceuticals 2.2%
Aerie Pharmaceuticals, Inc. (A)(D)	66,719	3,416,013
MyoKardia, Inc. (A)	71,483	3,531,260
Sino Biopharmaceutical, Ltd.	2,128,744	4,482,728
Industrials 5.8%		29,322,598
Aerospace and defense 2.4%
Aerovironment, Inc. (A)	45,978	2,505,801
Airbus SE	30,568	3,588,166
CAE, Inc.	64,793	1,224,757
Raytheon Company	23,086	4,731,245
Air freight and logistics 0.7%
XPO Logistics, Inc. (A)	36,779	3,573,448
Machinery 0.6%
WEG SA	599,397	3,042,155
Professional services 0.8%
CoStar Group, Inc. (A)	11,725	4,299,089
Road and rail 1.3%
Knight-Swift Transportation Holdings, Inc.	68,702	2,680,065
Rumo SA (A)	867,631	3,677,872
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	3

	Shares	Value
Information technology 24.8%		$125,693,003
Communications equipment 1.0%
Palo Alto Networks, Inc. (A)	26,247	5,052,810
Electronic equipment, instruments and components 2.2%
FLIR Systems, Inc.	140,444	7,520,776
Zebra Technologies Corp., Class A (A)	26,567	3,582,029
Internet software and services 7.4%
58.com, Inc., ADR (A)	55,396	4,841,056
Alibaba Group Holding, Ltd., ADR (A)	26,278	4,691,674
Baozun, Inc., ADR (A)(D)	101,706	4,677,459
Delivery Hero AG (A)(B)	72,850	3,470,256
Instructure, Inc. (A)	80,994	3,284,307
Okta, Inc. (A)	103,785	4,443,036
Shopify, Inc., Class A (A)	24,796	3,313,489
Weibo Corp., ADR (A)	39,086	4,476,129
Zillow Group, Inc., Class C (A)(D)	91,805	4,451,624
IT services 2.6%
GMO Payment Gateway, Inc.	51,395	5,086,075
PayPal Holdings, Inc. (A)	34,476	2,572,254
WEX, Inc. (A)	15,400	2,493,568
Worldpay, Inc., Class A (A)	38,322	3,112,513
Semiconductors and semiconductor equipment 4.7%
ams AG	25,678	2,117,843
Applied Materials, Inc.	70,845	3,518,871
First Solar, Inc. (A)	109,423	7,759,185
Lam Research Corp.	19,116	3,537,607
Micron Technology, Inc. (A)	70,992	3,264,212
NVIDIA Corp.	15,995	3,597,276
Software 5.7%
Atlassian Corp. PLC, Class A (A)	88,222	4,938,668
Autodesk, Inc. (A)	38,451	4,840,981
Nintendo Company, Ltd.	24,819	10,428,351
Pegasystems, Inc.	140,555	8,580,883
Technology hardware, storage and peripherals 1.2%
NetApp, Inc.	90,719	6,040,071
Materials 2.2%		11,314,384
Metals and mining 1.7%
Boliden AB	104,519	3,621,545
Newmont Mining Corp.	124,414	4,888,226
Paper and forest products 0.5%
Louisiana-Pacific Corp.	98,998	2,804,613

	Yield (%)	Shares	Value
Securities lending collateral 6.3%			$32,332,127
(Cost $32,330,654)
John Hancock Collateral Trust (E)	1.8834(F)	3,232,114	32,332,127

4	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Short-term investments 13.5%		$68,400,000
(Cost $68,400,000)
Repurchase agreement 13.5%		68,400,000
Bank of America Tri-Party Repurchase Agreement dated 4-30-18 at 1.730% to be repurchased at $68,403,287 on 5-1-18, collateralized by $70,007,395 Federal National Mortgage Association, 3.500% due 8-1-47 (valued at $69,768,001, including interest)	68,400,000	68,400,000

Total investments (Cost $485,265,078) 105.2%	$533,725,057
Other assets and liabilities, net (5.2%)	(26,558,924)
Total net assets 100.0%	$507,166,133

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	A portion of this security is on loan as of 4-30-18. The value of securities on loan amounted to $31,631,568.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 4-30-18.
The fund had the following country composition as a percentage of net assets on 4-30-18:
United States	73.8%
Japan	7.3%
China	4.4%
Hong Kong	3.0%
Brazil	2.5%
Canada	2.1%
France	1.4%
United Kingdom	1.0%
Australia	1.0%
Italy	1.0%
Other countries	2.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$64,585,403	$37,878,330	$26,544,390	$162,683
Consumer staples	5,729,260	—	5,729,260	—
Energy	48,945,925	48,945,925	—	—
Financials	74,896,811	65,302,472	9,594,339	—
Health care	72,505,546	68,022,818	4,482,728	—
Industrials	29,322,598	25,734,432	3,588,166	—
Information technology	125,693,003	104,590,478	21,102,525	—
Materials	11,314,384	7,692,839	3,621,545	—
Securities lending collateral	32,332,127	32,332,127	—	—
Short-term investments	68,400,000	—	68,400,000	—
Total investments in securities	$533,725,057	$390,499,421	$143,062,953	$162,683

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q3	04/18
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		6/18

John Hancock

Global Income Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 40.9%					$96,072,434
(Cost $98,720,615)
Angola 0.2%					488,690
Republic of Angola Bond (6 month LIBOR + 7.500%) (A)	9.344	07-01-23		444,769	488,690
Argentina 4.1%					9,725,206
Provincia del Chaco Bond	9.375	08-18-24		247,000	243,547
Republic of Argentina
Bond	7.500	04-22-26		33,000	34,584
Bond	7.820	12-31-33	EUR	121,097	161,056
Bond	7.820	12-31-33	EUR	3,387,049	4,471,687
Bond (2.260% to 3-31-19, then 3.380% to 3-31-29, then 4.740% thereafter)	2.260	12-31-38	EUR	5,820,000	4,814,332
Azerbaijan 0.1%					343,485
Republic of Azerbaijan
Bond (B)	4.750	03-18-24		145,000	144,421
Bond	4.750	03-18-24		200,000	199,064
Bahrain 0.2%					528,320
Kingdom of Bahrain Bond (B)	7.000	10-12-28		554,000	528,320
Brazil 1.5%					3,568,845
Brazil Minas SPE Bond	5.333	02-15-28		3,122,000	3,106,390
Federative Republic of Brazil Bond	12.500	01-05-22	BRL	1,360,000	462,455
Cameroon 0.4%					880,435
Republic of Cameroon Bond (B)	9.500	11-19-25		767,000	880,435
Colombia 1.3%					3,128,125
Republic of Colombia
Bond	3.875	04-25-27		556,000	536,540
Bond	4.500	01-28-26		1,111,000	1,133,220
Bond	5.000	06-15-45		855,000	846,450
Bond	10.375	01-28-33		391,000	611,915
Costa Rica 0.7%					1,662,233
Republic of Costa Rica
Bond	4.250	01-26-23		736,000	705,088
Bond (B)	5.625	04-30-43		86,000	74,105
Bond	7.158	03-12-45		872,000	883,040
Dominican Republic 1.2%					2,902,242
Government of Dominican Republic
Bond (B)	5.875	04-18-24		244,000	251,930
Bond	6.600	01-28-24		1,368,000	1,456,920
Bond (B)	7.450	04-30-44		1,031,000	1,128,945
Bond	7.500	05-06-21		61,000	64,447
Ecuador 2.4%					5,517,145
Republic of Ecuador
Bond (B)	7.875	01-23-28		2,194,000	1,941,690
Bond	7.950	06-20-24		668,000	627,920
Bond (B)	8.875	10-23-27		1,982,000	1,868,035
Bond (B)	9.650	12-13-26		200,000	197,000
2	JOHN HANCOCK GLOBAL INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Ecuador (continued)
Bond	9.650	12-13-26		505,000	$497,425
Bond	10.750	03-28-22		365,000	385,075
Egypt 1.1%					2,580,871
Arab Republic of Egypt
Bond (B)	5.577	02-21-23		266,000	267,055
Bond	6.125	01-31-22		885,000	908,175
Bond (B)	6.588	02-21-28		532,000	524,776
Bond (B)	7.500	01-31-27		234,000	246,998
Bond (B)	8.500	01-31-47		592,000	633,867
El Salvador 1.1%					2,490,260
Republic of El Salvador
Bond	5.875	01-30-25		532,000	521,360
Bond	7.375	12-01-19		283,000	291,951
Bond	7.625	02-01-41		468,000	486,809
Bond	7.650	06-15-35		296,000	307,840
Bond	8.250	04-10-32		501,000	552,112
Bond (B)	8.250	04-10-32		85,000	93,690
Bond	8.625	02-28-29		207,000	236,498
Gabon 0.6%					1,472,443
Republic of Gabon
Bond	6.375	12-12-24		527,000	512,441
Bond (B)	6.375	12-12-24		164,000	159,530
Bond (B)	6.950	06-16-25		803,000	800,472
Ghana 1.0%					2,358,151
Republic of Ghana
Bond (B)	10.750	10-14-30		109,000	140,920
Bond	10.750	10-14-30		1,715,000	2,217,231
Honduras 0.1%					270,185
Republic of Honduras Bond (B)	6.250	01-19-27		262,000	270,185
Indonesia 1.5%					3,419,016
Republic of Indonesia
Bond (B)	3.850	07-18-27		495,000	477,513
Bond	4.750	01-08-26		1,984,000	2,048,538
Bond	5.250	01-17-42		285,000	294,428
Bond	5.375	10-17-23		156,000	166,324
Bond	6.750	01-15-44		158,000	195,668
Bond	8.250	06-15-32	IDR	3,060,000,000	236,545
Iraq 2.0%					4,607,742
Republic of Iraq
Bond	5.800	01-15-28		3,490,000	3,293,094
Bond (B)	6.752	03-09-23		1,315,000	1,314,648
Ivory Coast 0.9%					2,059,203
Republic of Ivory Coast
Bond (B)	5.125	06-15-25	EUR	390,000	497,623
Bond (B)	5.250	03-22-30	EUR	271,000	331,599
Bond	6.125	06-15-33		803,000	758,842
Bond	6.375	03-03-28		468,000	471,139
Jordan 0.4%					816,683
Kingdom of Jordan
Bond (B)	5.750	01-31-27		222,000	210,856
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Jordan (continued)
Bond	5.750	01-31-27		228,000	$216,554
Bond	7.375	10-10-47		400,000	389,273
Kenya 0.4%					952,715
Republic of Kenya
Bond (B)	6.875	06-24-24		852,000	882,513
Bond (B)	7.250	02-28-28		68,000	70,202
Lebanon 2.3%					5,386,001
Republic of Lebanon
Bond	6.100	10-04-22		413,000	393,176
Bond	6.250	11-04-24		390,000	360,056
Bond	6.375	03-09-20		948,000	944,947
Bond	6.400	05-26-23		112,000	105,875
Bond	6.600	11-27-26		257,000	231,896
Bond	6.650	04-22-24		1,571,000	1,488,182
Bond	6.650	11-03-28		73,000	64,572
Bond	6.650	02-26-30		1,246,000	1,083,023
Bond	6.750	11-29-27		325,000	293,140
Bond	6.850	03-23-27		463,000	421,134
Mexico 0.8%					1,824,071
Government of Mexico
Bond	3.750	01-11-28		687,000	647,154
Bond	7.500	06-03-27	MXN	17,395,000	930,568
Bond	10.000	12-05-24	MXN	4,049,500	246,349
Nigeria 1.1%					2,651,181
Federal Republic of Nigeria
Bond (B)	6.375	07-12-23		193,000	201,070
Bond (B)	6.500	11-28-27		1,015,000	1,021,980
Bond (B)	7.143	02-23-30		644,000	658,589
Bond (B)	7.625	11-28-47		423,000	425,890
Bond (B)	7.875	02-16-32		319,000	343,652
Oman 1.4%					3,349,800
Sultanate of Oman
Bond	3.625	06-15-21		770,000	745,057
Bond (B)	4.125	01-17-23		412,000	392,031
Bond (B)	5.375	03-08-27		432,000	411,458
Bond (B)	5.625	01-17-28		412,000	393,519
Bond (B)	6.500	03-08-47		1,526,000	1,407,735
Panama 0.3%					600,300
Republic of Panama
Bond	6.700	01-26-36		120,000	148,200
Bond	8.125	04-28-34		330,000	452,100
Paraguay 0.3%					715,575
Republic of Paraguay Bond (B)	6.100	08-11-44		658,000	715,575
Peru 0.4%					992,635
Republic of Peru Bond	6.550	03-14-37		790,000	992,635
Qatar 0.1%					287,366
Government of Qatar Bond (B)	4.500	04-23-28		292,000	287,366
4	JOHN HANCOCK GLOBAL INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Russia 1.7%					$4,069,403
Government of Russia
Bond	4.250	06-23-27		1,000,000	976,106
Bond	4.750	05-27-26		800,000	812,854
Bond	5.250	06-23-47		1,200,000	1,162,822
Bond	5.625	04-04-42		400,000	419,442
Bond	6.400	05-27-20	RUB	40,500,000	641,607
Bond	7.400	12-07-22	RUB	1,700,000	27,647
Bond	8.150	02-03-27	RUB	1,710,000	28,925
Senegal 0.4%					1,010,963
Republic of Senegal Bond (B)	6.250	05-23-33		1,049,000	1,010,963
South Africa 0.9%					2,190,610
Republic of South Africa
Bond	4.665	01-17-24		640,000	636,819
Bond	4.875	04-14-26		520,000	510,854
Bond	5.875	09-16-25		994,000	1,042,937
Sri Lanka 0.3%					618,785
Republic of Sri Lanka Bond (B)	6.850	11-03-25		606,000	618,785
Turkey 3.6%					8,478,482
Republic of Turkey
Bond	3.250	03-23-23		1,529,000	1,410,784
Bond	5.750	05-11-47		1,703,000	1,486,080
Bond	6.000	03-25-27		1,622,000	1,628,310
Bond	6.125	10-24-28		947,000	944,633
Bond	6.625	02-17-45		644,000	627,266
Bond	6.875	03-17-36		627,000	643,876
Bond	7.000	03-11-19		404,000	415,635
Bond	7.100	03-08-23	TRY	2,120,000	416,213
Bond	7.375	02-05-25		346,000	379,233
Bond	10.500	08-11-27	TRY	2,350,000	526,452
Ukraine 4.0%					9,319,115
Republic of Ukraine
Bond (B)	7.375	09-25-32		2,973,000	2,743,360
Bond (B)	7.750	09-01-24		1,288,000	1,284,388
Bond	7.750	09-01-24		1,232,000	1,229,228
Bond (B)	7.750	09-01-25		861,000	853,682
Bond	7.750	09-01-25		246,000	244,155
Bond (B)	7.750	09-01-26		274,000	269,890
Bond	7.750	09-01-26		200,000	197,099
Bond (B)	7.750	09-01-27		1,211,000	1,187,507
GDP-Linked Bond (C)	2.344*	05-31-40		1,939,000	1,309,806
Uruguay 1.2%					2,780,623
Republic of Uruguay
Bond	4.375	10-27-27		2,297,000	2,314,228
Bond	9.875	06-20-22	UYU	12,750,000	466,395
Venezuela 0.6%					1,284,007
Republic of Venezuela
Bond (D)	7.750	10-13-19		3,664,600	1,081,057
Bond (D)	9.375	01-13-34		615,000	202,950
Zambia 0.3%					741,522
Republic of Zambia
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Zambia (continued)
Bond (B)	5.375	09-20-22	89,000	$81,545

Bond (B)	8.500	04-14-24	655,000	659,977
Corporate bonds 53.8%				$126,422,457
(Cost $130,625,368)
Argentina 0.3%				745,245
Pampa Energia SA (B)	7.375	07-21-23	242,000	252,890
Pampa Energia SA (B)	7.500	01-24-27	292,000	296,380
Rio Energy SA (B)	6.875	02-01-25	201,000	195,975
Austria 0.0%				95,250
ESAL GmbH (B)	6.250	02-05-23	100,000	95,250
Azerbaijan 0.6%				1,396,158
Southern Gas Corridor CJSC	6.875	03-24-26	200,000	218,500
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	841,000	838,088
State Oil Company of the Azerbaijan Republic	6.950	03-18-30	316,000	339,570
Bermuda 0.1%				299,495
Geopark, Ltd. (B)	6.500	09-21-24	301,000	299,495
Brazil 1.7%				4,077,398
Brazil Loan Trust 1	5.477	07-24-23	159,753	164,386
Brazil Loan Trust 1 (B)	5.477	07-24-23	1,074,033	1,105,180
Petrobras Global Finance BV (B)	5.999	01-27-28	270,000	262,940
Petrobras Global Finance BV	6.250	03-17-24	752,000	791,104
Petrobras Global Finance BV	7.375	01-17-27	555,000	595,238
Petrobras Global Finance BV	8.750	05-23-26	986,000	1,158,550
Canada 1.0%				2,365,588
Cascades, Inc. (B)	5.500	07-15-22	845,000	849,225
Mercer International, Inc. (B)	5.500	01-15-26	440,000	432,300
Norbord, Inc. (B)	6.250	04-15-23	540,000	571,563
Quebecor Media, Inc.	5.750	01-15-23	500,000	512,500
Cayman Islands 0.2%				354,476
Gol Finance, Inc. (B)	7.000	01-31-25	369,000	354,476
Chile 0.1%				164,683
Banco del Estado de Chile (B)	3.875	02-08-22	164,000	164,683
China 0.8%				1,939,785
Industrial & Commercial Bank of China, Ltd. (6.000% to 12-10-19, then 5 Year CMT + 4.382%) (E)	6.000	12-10-19	657,000	670,354
Sinopec Group Overseas Development 2014, Ltd.	4.375	04-10-24	892,000	907,186
Three Gorges Finance I Cayman Islands, Ltd. (B)	3.150	06-02-26	389,000	362,245
Costa Rica 0.2%				498,202
Banco Nacional de Costa Rica (B)	5.875	04-25-21	485,000	498,202
Ecuador 0.3%				623,222
Petroamazonas EP (B)	4.625	02-16-20	253,000	240,983
Petroamazonas EP (B)	4.625	11-06-20	411,000	382,239
France 0.2%				363,750
Altice France SA (B)	7.375	05-01-26	375,000	363,750
Germany 0.2%				383,706
Unitymedia GmbH (B)	6.125	01-15-25	365,000	383,706
6	JOHN HANCOCK GLOBAL INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
India 0.1%					$336,074
Vedanta Resources PLC (B)	6.125	08-09-24		349,000	336,074
Indonesia 0.9%					2,197,609
Indo Energy Finance II BV	6.375	01-24-23		278,000	273,661
Pertamina Persero PT	6.450	05-30-44		1,180,000	1,304,010
Perusahaan Listrik Negara PT	5.250	10-24-42		650,000	619,938
Ireland 0.4%					1,005,825
Ardagh Packaging Finance PLC (B)	6.000	02-15-25		600,000	606,750
Mallinckrodt International Finance SA (B)	5.625	10-15-23		510,000	399,075
Italy 0.3%					603,448
Wind Tre SpA (B)	5.000	01-20-26		715,000	603,448
Jamaica 0.1%					185,385
Digicel Group, Ltd. (B)	7.125	04-01-22		228,000	185,385
Kazakhstan 0.8%					1,901,883
KazAgro National Management Holding JSC (B)	4.625	05-24-23		402,000	393,016
KazMunayGas National Company JSC (B)	6.375	04-09-21		501,000	536,773
KazMunayGas National Company JSC	7.000	05-05-20		247,000	263,576
KazTransGas JSC (B)	4.375	09-26-27		745,000	708,518
Luxembourg 1.7%					4,004,336
Adecoagro SA (B)	6.000	09-21-27		275,000	253,688
Cosan Luxembourg SA (B)	7.000	01-20-27		230,000	241,316
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26		895,000	928,563
INEOS Group Holdings SA (B)	5.625	08-01-24		150,000	151,500
Intelsat Jackson Holdings SA	5.500	08-01-23		645,000	540,994
Minerva Luxembourg SA (B)	6.500	09-20-26		398,000	376,110
Rumo Luxembourg Sarl (B)	7.375	02-09-24		163,000	173,025
Swiss Insured Brazil Power Finance Sarl (B)	9.850	07-16-32	BRL	1,673,000	487,115
Trinseo Materials Operating SCA (B)	5.375	09-01-25		865,000	852,025
Malaysia 1.3%					2,954,797
1MDB Global Investments, Ltd.	4.400	03-09-23		3,100,000	2,954,797
Mexico 3.4%					7,902,671
Axtel SAB de CV (B)	6.375	11-14-24		296,000	294,520
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26		758,000	743,409
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		857,000	840,503
Comision Federal de Electricidad (B)	4.875	01-15-24		295,000	302,006
Petroleos Mexicanos	4.250	01-15-25		213,000	201,264
Petroleos Mexicanos	4.500	01-23-26		191,000	180,008
Petroleos Mexicanos	5.625	01-23-46		981,000	835,812
Petroleos Mexicanos	6.375	02-04-21		1,235,000	1,299,838
Petroleos Mexicanos	6.500	03-13-27		494,000	510,302
Petroleos Mexicanos	6.750	09-21-47		1,038,000	1,003,746
Petroleos Mexicanos	6.875	08-04-26		1,156,000	1,238,076
Petroleos Mexicanos	7.470	11-12-26	MXN	5,380,000	254,044
Petroleos Mexicanos	9.500	09-15-27		154,000	199,143
Netherlands 1.5%					3,462,450
IHS Netherlands Holdco BV (B)	9.500	10-27-21		307,000	316,940
Marfrig Holdings Europe BV (B)	8.000	06-08-23		232,000	234,610
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25		223,000	214,119
OCI NV (B)	6.625	04-15-23		870,000	882,180
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Netherlands (continued)
Sigma Holdco BV (B)	7.875	05-15-26	335,000	$335,838
UPC Holding BV (B)	5.500	01-15-28	380,000	354,350
UPCB Finance IV, Ltd. (B)	5.375	01-15-25	485,000	474,088
Ziggo Secured Finance BV (B)	5.500	01-15-27	690,000	650,325
Russia 0.5%				1,125,853
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (B)	5.500	02-26-24	1,130,000	1,125,853
Singapore 0.1%				278,705
Eterna Capital Pte, Ltd. (6.500% Cash or 1.000% PIK)	6.000	12-11-22	249,147	248,525
Indika Energy Capital II Pte, Ltd. (B)	6.875	04-10-22	30,000	30,180
Thailand 0.1%				335,065
PTTEP Treasury Center Company, Ltd. (4.875% to 6-18-19, then 5 Year CMT + 3.177%) (B)(E)	4.875	06-18-19	334,000	335,065
Turkey 0.2%				548,457
Turkiye Garanti Bankasi AS (6.125% to 5-24-22, then 5 Year U.S. Swap Rate + 4.220%) (B)	6.125	05-24-27	396,000	383,048
Turkiye Is Bankasi AS (7.000% to 6-29-23, then 5 Year U.S. Swap Rate + 5.117%) (B)	7.000	06-29-28	169,000	165,409
United Kingdom 0.8%				1,961,234
Ensco PLC	7.750	02-01-26	625,000	587,500
MARB BondCo PLC (B)	6.875	01-19-25	166,000	156,040
Travelport Corporate Finance PLC (B)	6.000	03-15-26	325,000	332,313
Tullow Oil PLC (B)	7.000	03-01-25	245,000	248,381
Virgin Media Finance PLC (B)	6.000	10-15-24	650,000	637,000
United States 35.4%				83,167,756
ACCO Brands Corp. (B)	5.250	12-15-24	375,000	375,001
AECOM	5.125	03-15-27	700,000	672,665
AK Steel Corp.	7.000	03-15-27	675,000	654,750
Albertsons Companies LLC	6.625	06-15-24	585,000	545,507
Allison Transmission, Inc. (B)	4.750	10-01-27	555,000	522,394
AMC Entertainment Holdings, Inc. (F)	5.750	06-15-25	935,000	906,950
AMC Networks, Inc.	4.750	08-01-25	600,000	567,060
American Axle & Manufacturing, Inc.	6.250	03-15-26	125,000	123,750
American Woodmark Corp. (B)	4.875	03-15-26	660,000	636,900
Apergy Corp. (B)	6.375	05-01-26	510,000	517,650
Axalta Coating Systems LLC (B)	4.875	08-15-24	720,000	725,400
B&G Foods, Inc. (F)	5.250	04-01-25	680,000	622,200
Beacon Roofing Supply, Inc. (B)	4.875	11-01-25	300,000	283,500
Berry Global, Inc. (B)	4.500	02-15-26	270,000	257,850
Block Communications, Inc. (B)	6.875	02-15-25	875,000	879,375
Boise Cascade Company (B)	5.625	09-01-24	745,000	754,313
Boyd Gaming Corp.	6.375	04-01-26	360,000	376,909
Cablevision Systems Corp.	5.875	09-15-22	1,500,000	1,477,500
Callon Petroleum Company	6.125	10-01-24	490,000	499,800
Calpine Corp. (F)	5.750	01-15-25	1,080,000	988,200
CCO Holdings LLC (B)	5.125	05-01-27	715,000	669,934
CCO Holdings LLC (B)	5.500	05-01-26	860,000	837,382
CF Industries, Inc.	5.150	03-15-34	1,140,000	1,041,675
Chobani LLC (B)	7.500	04-15-25	645,000	648,225
Cinemark USA, Inc.	4.875	06-01-23	720,000	711,900
Coeur Mining, Inc.	5.875	06-01-24	795,000	783,075
Commercial Metals Company	5.375	07-15-27	465,000	453,375
8	JOHN HANCOCK GLOBAL INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Commercial Metals Company (B)	5.750	04-15-26	465,000	$465,581
Community Health Systems, Inc.	6.250	03-31-23	1,060,000	963,938
Continental Resources, Inc.	4.900	06-01-44	735,000	716,625
Continental Resources, Inc.	5.000	09-15-22	615,000	624,225
Cott Holdings, Inc. (B)	5.500	04-01-25	325,000	322,563
Covanta Holding Corp.	5.875	07-01-25	850,000	826,625
Crown Americas LLC (B)	4.750	02-01-26	500,000	482,500
DaVita, Inc.	5.000	05-01-25	515,000	488,066
Dean Foods Company (B)	6.500	03-15-23	640,000	613,600
Diamondback Energy, Inc.	4.750	11-01-24	680,000	676,396
Diamondback Energy, Inc. (B)	5.375	05-31-25	190,000	192,613
DISH DBS Corp.	7.750	07-01-26	2,125,000	1,927,109
Dynegy, Inc. (B)	8.000	01-15-25	1,080,000	1,170,450
Dynegy, Inc. (B)	8.125	01-30-26	360,000	395,100
Encompass Health Corp.	5.750	11-01-24	465,000	473,138
Endo Finance LLC (B)	6.000	02-01-25	745,000	523,363
Energizer Holdings, Inc. (B)	5.500	06-15-25	785,000	779,113
Entegris, Inc. (B)	4.625	02-10-26	825,000	796,125
Envision Healthcare Corp.	5.625	07-15-22	610,000	611,525
Envision Healthcare Corp. (B)	6.250	12-01-24	320,000	332,800
EP Energy LLC (B)	8.000	02-15-25	175,000	123,375
EP Energy LLC (B)	9.375	05-01-24	589,000	450,585
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	385,000	386,925
Frontier Communications Corp. (B)	8.500	04-01-26	190,000	184,775
Frontier Communications Corp.	9.000	08-15-31	1,419,000	869,138
Gates Global LLC (B)	6.000	07-15-22	337,000	341,213
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	550,000	547,250
GenOn Energy, Inc. (D)	9.500	10-15-18	1,220,000	994,300
Golden Nugget, Inc. (B)	6.750	10-15-24	580,000	588,700
Griffon Corp.	5.250	03-01-22	935,000	935,748
HCA, Inc.	5.250	06-15-26	75,000	75,375
HCA, Inc.	5.375	02-01-25	710,000	706,450
Hologic, Inc. (B)	4.375	10-15-25	365,000	351,313
Hughes Satellite Systems Corp.	6.625	08-01-26	515,000	511,138
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	755,000	786,144
JC Penney Corp., Inc.	7.400	04-01-37	635,000	419,100
JC Penney Corp., Inc. (B)	8.625	03-15-25	190,000	176,106
Kaiser Aluminum Corp.	5.875	05-15-24	495,000	509,850
Laredo Petroleum, Inc.	5.625	01-15-22	750,000	757,500
Levi Strauss & Company	5.000	05-01-25	605,000	608,025
Live Nation Entertainment, Inc. (B)	5.625	03-15-26	510,000	508,725
Louisiana-Pacific Corp.	4.875	09-15-24	750,000	744,375
MasTec, Inc.	4.875	03-15-23	870,000	863,736
Matthews International Corp. (B)	5.250	12-01-25	700,000	686,000
MGM Growth Properties Operating Partnership LP	4.500	09-01-26	430,000	405,967
Murphy Oil Corp.	6.875	08-15-24	240,000	254,100
Nabors Industries, Inc.	5.500	01-15-23	865,000	847,242
NCR Corp.	5.000	07-15-22	325,000	322,563
Nexstar Broadcasting, Inc. (B)	5.625	08-01-24	865,000	852,025
NRG Energy, Inc. (B)	5.750	01-15-28	670,000	663,300
NRG Energy, Inc.	6.250	07-15-22	750,000	770,625
Nuance Communications, Inc.	5.625	12-15-26	830,000	828,963
Oasis Petroleum, Inc.	6.875	03-15-22	800,000	824,000
Park-Ohio Industries, Inc.	6.625	04-15-27	715,000	741,813
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
PetSmart, Inc. (B)	7.125	03-15-23	480,000	$279,600
Pilgrim's Pride Corp. (B)	5.750	03-15-25	587,000	573,793
Pilgrim's Pride Corp. (B)	5.875	09-30-27	230,000	219,650
Pinnacle Entertainment, Inc.	5.625	05-01-24	645,000	674,025
Pinnacle Foods Finance LLC	5.875	01-15-24	725,000	746,750
Plastipak Holdings, Inc. (B)	6.250	10-15-25	705,000	683,850
Platform Specialty Products Corp. (B)	5.875	12-01-25	890,000	867,750
Post Holdings, Inc. (B)	5.000	08-15-26	450,000	421,875
Post Holdings, Inc. (B)	5.500	03-01-25	510,000	501,075
PTC, Inc.	6.000	05-15-24	480,000	502,800
QEP Resources, Inc.	5.250	05-01-23	865,000	843,375
Range Resources Corp.	5.000	03-15-23	740,000	711,880
RBS Global, Inc. (B)	4.875	12-15-25	410,000	395,650
Revlon Consumer Products Corp.	5.750	02-15-21	320,000	233,600
Revlon Consumer Products Corp. (F)	6.250	08-01-24	790,000	474,000
Rowan Companies, Inc.	7.375	06-15-25	1,110,000	1,073,925
RSP Permian, Inc.	5.250	01-15-25	315,000	325,238
Safeway, Inc.	7.250	02-01-31	600,000	503,400
Scientific Games International, Inc. (B)	5.000	10-15-25	355,000	342,912
Seagate HDD Cayman	4.875	06-01-27	1,190,000	1,115,614
SESI LLC	7.125	12-15-21	830,000	844,525
SESI LLC (B)	7.750	09-15-24	325,000	336,375
Sinclair Television Group, Inc. (B)	5.625	08-01-24	910,000	900,900
Sirius XM Radio, Inc. (B)	5.000	08-01-27	730,000	695,781
SM Energy Company (F)	5.625	06-01-25	340,000	329,800
SM Energy Company	6.125	11-15-22	650,000	656,500
Southwestern Energy Company	6.700	01-23-25	770,000	752,435
Sprint Capital Corp.	8.750	03-15-32	1,460,000	1,675,350
SPX FLOW, Inc. (B)	5.625	08-15-24	800,000	810,000
Standard Industries, Inc. (B)	5.375	11-15-24	300,000	303,000
Summit Materials LLC	6.125	07-15-23	395,000	401,913
Symantec Corp. (B)	5.000	04-15-25	240,000	240,976
Targa Resources Partners LP	4.250	11-15-23	515,000	486,675
Targa Resources Partners LP (B)	5.875	04-15-26	275,000	273,625
Team Health Holdings, Inc. (B)	6.375	02-01-25	570,000	495,900
TEGNA, Inc.	6.375	10-15-23	430,000	443,975
Tenet Healthcare Corp. (B)	4.625	07-15-24	755,000	730,387
The EW Scripps Company (B)	5.125	05-15-25	634,000	589,620
The Fresh Market, Inc. (B)	9.750	05-01-23	750,000	412,500
T-Mobile USA, Inc.	5.375	04-15-27	540,000	546,075
T-Mobile USA, Inc.	6.500	01-15-26	600,000	637,500
TopBuild Escrow Corp. (B)	5.625	05-01-26	290,000	291,088
Tribune Media Company	5.875	07-15-22	1,075,000	1,088,438
U.S. Concrete, Inc.	6.375	06-01-24	590,000	610,650
Valeant Pharmaceuticals International, Inc. (B)	5.875	05-15-23	875,000	800,078
Valeant Pharmaceuticals International, Inc. (B)	6.500	03-15-22	490,000	508,375
Versum Materials, Inc. (B)	5.500	09-30-24	795,000	812,649
Vrio Finco 1 LLC (B)	6.250	04-04-23	163,000	164,223
Waste Pro USA, Inc. (B)	5.500	02-15-26	610,000	603,717
Weight Watchers International, Inc. (B)	8.625	12-01-25	680,000	731,000
Welbilt, Inc.	9.500	02-15-24	340,000	377,400
West Corp. (B)	8.500	10-15-25	580,000	559,700
Whiting Petroleum Corp. (B)	6.625	01-15-26	500,000	512,500
Windstream Services LLC	6.375	08-01-23	325,000	190,125
10	JOHN HANCOCK GLOBAL INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Wrangler Buyer Corp. (B)	6.000	10-01-25		395,000	$389,075
Zayo Group LLC (B)	5.750	01-15-27		930,000	923,025
Venezuela 0.5%					1,143,951

Petroleos de Venezuela SA (D)	6.000	05-16-24		4,530,500	1,143,951
Credit-linked notes 0.6%					$1,239,428
(Cost $1,243,607)
Egypt Treasury Bill (Issuer JPMorgan Chase Bank N.A.) (B)	15.336*	08-07-18	EGP	22,900,000	1,239,428

	Shares	Value
Rights 0.0%		$48,096
(Cost $296,900)
Tech Corp. (Expiration Date: 12-31-49) (C)(G)	73,994	48,096
Warrants 0.0%		$5,610
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (C)	9,862	5,424
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20; Strike Price $24.00) (C)	3,193	186

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$846
(Cost $0)
United States 0.0%				846
Midstates Petroleum Company, Inc. (C)(H)	0.000	10-01-20	945,000	846

	Shares	Value
Common stocks 0.5%		$1,125,533
(Cost $3,103,049)
United States 0.5%		1,125,533
Denbury Resources, Inc. (C)(F)	35,700	117,453
Gener8 Maritime, Inc. (C)	20	115
Midstates Petroleum Company, Inc. (C)	10	140
Quiksilver, Inc. (C)(H)	10,027	265,314
Vistra Energy Corp. (C)	32,495	742,511

	Yield (%)	Shares	Value
Securities lending collateral 1.3%			$3,019,665
(Cost $3,019,536)
John Hancock Collateral Trust (I)	1.8834(J)	301,864	3,019,665

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 2.8%					$6,684,291
(Cost $6,684,227)
Foreign government 0.3%					758,150
Egypt Treasury Bill	15.269	06-19-18	EGP	13,675,000	758,150

	Yield (%)	Shares	Value
Money market funds 2.5%			5,926,141

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class	1.9302(J)	5,926,141	5,926,141
Total investments (Cost $243,693,302) 99.9%			$234,618,360
Other assets and liabilities, net 0.1%			219,371
Total net assets 100.0%			$234,837,731

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL INCOME FUND	11

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $88,904,072 or 37.9% of the fund's net assets as of 4-30-18.
(C)	Non-income producing security.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	A portion of this security is on loan as of 4-30-18. The value of securities on loan amounted to $2,534,520.
(G)	Strike price and/or expiration date not available.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
12	JOHN HANCOCK GLOBAL INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	5,095,200	USD	240,000	Citigroup	7/17/2018	—	$(6,197)
BRL	2,235,886	USD	641,024	JPMorgan Chase & Co.	5/3/2018	—	(2,847)
CLP	289,772,511	USD	486,923	Citigroup	5/31/2018	—	(14,529)
EUR	109,411	USD	132,122	JPMorgan Chase & Co.	5/3/2018	$12	—
EUR	296,456	USD	364,719	JPMorgan Chase & Co.	5/11/2018	—	(6,473)
IDR	3,622,738,930	USD	262,384	Citigroup	5/9/2018	—	(2,235)
USD	653,360	BRL	2,235,886	JPMorgan Chase & Co.	5/3/2018	15,183	—
USD	476,287	BRL	1,671,863	JPMorgan Chase & Co.	6/4/2018	627	—
USD	11,090,445	EUR	8,969,549	JPMorgan Chase & Co.	5/11/2018	251,401	—
USD	261,759	IDR	3,622,738,930	Citigroup	5/9/2018	1,610	—
						$268,833	$(32,281)

Derivatives Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL INCOME FUND	13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$96,072,434	—	$96,072,434	—
Corporate bonds	126,422,457	—	126,422,457	—
Credit-linked notes	1,239,428	—	1,239,428	—
Rights	48,096	—	48,096	—
Warrants	5,610	$5,424	186	—
Escrow certificates	846	—	—	$846
Common stocks	1,125,533	860,219	—	$265,314
Securities lending collateral	3,019,665	3,019,665	—	—
Short-term investments	6,684,291	5,926,141	758,150	—
Total investments in securities	$234,618,360	$9,811,449	$224,540,751	$266,160
Derivatives:
Assets
Forward foreign currency contracts	$268,833	—	$268,833	—
Liabilities
Forward foreign currency contracts	(32,281)	—	(32,281)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure.

Subsequent event. On March 22, 2018, the Board of Trustees approved a plan of liquidation for the fund. The final liquidation occurred on June 12, 2018.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q3	04/18
This report is for the information of the shareholders of John Hancock Global Income Fund.		6/18

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.7%					$6,363,441
(Cost $6,491,198)
U.S. Government Agency 0.7%					6,363,441
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.608%) (A)	3.050	05-01-43		626,496	646,002
30 Yr Pass Thru (12 month LIBOR + 1.625%) (A)	2.538	04-01-46		1,138,649	1,142,301
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	2.185	12-01-42		1,172,626	1,176,651
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	3.513	01-01-37		80,836	82,877
30 Yr Pass Thru (12 month LIBOR + 1.851%) (A)	2.773	03-01-42		170,140	175,969
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.570%) (A)	3.365	04-01-37		707,743	725,550
30 Yr Pass Thru (12 month LIBOR + 1.583%) (A)	2.844	12-01-44		1,108,770	1,110,137
30 Yr Pass Thru (12 month LIBOR + 1.761%) (A)	3.622	10-01-38		332,204	342,313
30 Yr Pass Thru (12 month LIBOR + 1.769%) (A)	3.509	04-01-44		664,289	684,699
30 Yr Pass Thru (12 month LIBOR + 1.907%) (A)	3.657	01-01-37		34,003	35,682
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		140,265	148,202

30 Yr Pass Thru	6.000	08-15-35		83,740	93,058
Foreign government obligations 12.3%					$112,454,966
(Cost $114,530,244)
Angola 0.0%					398,931
Republic of Angola
Bond (6 month LIBOR + 7.500%) (A)	9.344	07-01-23		363,077	398,931
Argentina 0.8%					7,482,243
Provincia del Chaco
Bond	9.375	08-18-24		301,000	296,651
Republic of Argentina
Bond	6.875	01-11-48		127,000	112,840
Bond	7.500	04-22-26		24,000	25,152
Bond	7.820	12-31-33	EUR	1,691,596	2,243,189
Bond (2.260% to 3-31-19, then 3.380% to 3-31-29, then 4.740% thereafter)	4.740	12-31-38	EUR	5,808,000	4,804,411
Bahrain 0.0%					348,081
Kingdom of Bahrain
Bond (B)	7.000	10-12-28		365,000	348,081
Brazil 1.0%					8,830,927
Brazil Minas SPE
Bond	5.333	02-15-28		2,736,000	2,722,320
Bond (B)	5.333	02-15-28		119,000	118,405
Federative Republic of Brazil
Bond	5.625	01-07-41		675,000	641,594
Bond	5.625	02-21-47		188,000	176,908
Bond	8.250	01-20-34		152,000	187,950
Note	10.000	01-01-21	BRL	10,620,000	3,279,116
Note	10.000	01-01-23	BRL	2,290,000	701,235
Note	10.000	01-01-25	BRL	381,000	115,507
Note	10.000	01-01-27	BRL	2,954,000	887,892
Cameroon 0.1%					887,275
Republic of Cameroon
Bond (B)	9.500	11-19-25		573,000	657,743
Bond	9.500	11-19-25		200,000	229,532
Chile 0.0%					118,017
Republic of Chile
Bond	4.500	02-28-21	CLP	70,000,000	118,017
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Colombia 0.6%					$5,267,809
Bogota Distrito Capital
Bond	9.750	07-26-28	COP	427,000,000	164,175
Republic of Colombia
Bond	2.625	03-15-23		263,000	248,798
Bond	4.375	03-21-23	COP	650,000,000	220,481
Bond	4.500	01-28-26		822,000	838,440
Bond	5.000	06-15-45		143,000	141,570
Bond	7.750	04-14-21	COP	3,950,000,000	1,475,040
Bond	8.125	05-21-24		165,000	200,145
Bond	9.850	06-28-27	COP	3,420,000,000	1,544,090
Bond	10.375	01-28-33		278,000	435,070
Costa Rica 0.1%					1,186,624
Republic of Costa Rica
Bond	4.250	01-26-23		411,000	393,738
Bond (B)	4.375	04-30-25		428,000	395,519
Bond	4.375	04-30-25		430,000	397,367
Czech Republic 0.1%					835,546
Czech Republic
Bond	0.250	02-10-27	CZK	5,930,000	249,185
Bond	0.950	05-15-30	CZK	1,300,000	54,716
Bond	1.000	06-26-26	CZK	4,700,000	211,806
Bond	2.400	09-17-25	CZK	3,460,000	173,567
Bond	2.750	07-23-29	CZK	1,810,000	92,465
Bond	4.200	12-04-36	CZK	900,000	53,807
Dominican Republic 0.3%					2,832,336
Government of Dominican Republic
Bond	5.500	01-27-25		662,000	664,317
Bond (B)	5.875	04-18-24		93,000	96,023
Bond	5.950	01-25-27		290,000	296,525
Bond	6.600	01-28-24		347,000	369,555
Bond (B)	7.450	04-30-44		1,200,000	1,314,000
Bond	7.500	05-06-21		87,000	91,916
Ecuador 0.5%					4,796,583
Republic of Ecuador
Bond (B)	7.875	01-23-28		2,119,000	1,875,315
Bond	7.875	01-23-28		400,000	354,000
Bond (B)	8.875	10-23-27		2,291,000	2,159,268
Bond (B)	9.650	12-13-26		200,000	197,000
Bond	10.750	03-28-22		200,000	211,000
Egypt 0.3%					2,401,293
Arab Republic of Egypt
Bond (B)	5.577	02-21-23		192,000	192,762
Bond (B)	6.125	01-31-22		715,000	733,735
Bond (B)	6.588	02-21-28		665,000	655,970
Bond (B)	7.500	01-31-27		371,000	391,608
Bond (B)	8.500	01-31-47		399,000	427,218
El Salvador 0.2%					1,628,932
Republic of El Salvador
Bond	5.875	01-30-25		140,000	137,200
Bond (B)	6.375	01-18-27		73,000	72,088
Bond	6.375	01-18-27		169,000	166,888
Bond (B)	7.375	12-01-19		180,000	185,693
Bond	7.625	02-01-41		56,000	58,238
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
El Salvador (continued)
Bond	7.650	06-15-35		505,000	$525,200
Bond	8.250	04-10-32		189,000	208,282
Bond	8.625	02-28-29		241,000	275,343
Gabon 0.1%					1,299,587
Republic of Gabon
Bond (B)	6.375	12-12-24		1,336,000	1,299,587
Ghana 0.2%					1,672,943
Republic of Ghana
Bond (B)	10.750	10-14-30		448,000	579,195
Bond	10.750	10-14-30		846,000	1,093,748
Honduras 0.0%					270,185
Republic of Honduras
Bond (B)	6.250	01-19-27		262,000	270,185
Hungary 0.1%					434,268
Republic of Hungary
Bond	2.750	12-22-26	HUF	56,330,000	222,548
Bond	3.000	10-27-27	HUF	52,870,000	211,720
Indonesia 0.8%					7,362,842
Republic of Indonesia
Bond (B)	3.850	07-18-27		1,339,000	1,291,696
Bond	5.250	01-17-42		673,000	695,264
Bond	5.375	10-17-23		425,000	453,127
Bond	6.125	05-15-28	IDR	3,250,000,000	219,587
Bond	6.750	01-15-44		101,000	125,079
Bond	8.250	05-15-36	IDR	17,100,000,000	1,316,992
Bond	8.375	09-15-26	IDR	41,951,000,000	3,261,097
Iraq 0.4%					3,280,070
Republic of Iraq
Bond	5.800	01-15-28		1,651,000	1,557,532
Bond (B)	6.752	03-09-23		1,723,000	1,722,538
Ivory Coast 0.3%					2,743,101
Republic of Ivory Coast
Bond (B)	5.125	06-15-25	EUR	440,000	561,422
Bond (B)	5.250	03-22-30	EUR	192,000	234,934
Bond (B)	6.125	06-15-33		400,000	378,004
Bond	6.125	06-15-33		400,000	378,004
Bond (B)	6.375	03-03-28		1,183,000	1,190,737
Jordan 0.1%					783,647
Kingdom of Jordan
Bond (B)	5.750	01-31-27		531,000	504,344
Bond (B)	7.375	10-10-47		287,000	279,303
Kenya 0.1%					916,770
Republic of Kenya
Bond (B)	5.875	06-24-19		505,000	512,749
Bond (B)	6.875	06-24-24		3,000	3,107
Bond	6.875	06-24-24		339,000	351,360
Bond (B)	7.250	02-28-28		48,000	49,554
Lebanon 0.3%					3,093,138
Republic of Lebanon
Bond	6.100	10-04-22		339,000	322,728
Bond	6.250	11-04-24		221,000	204,006
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Lebanon (continued)
Bond	6.375	03-09-20		12,000	$11,961
Bond	6.400	05-26-23		452,000	427,280
Bond	6.600	11-27-26		203,000	183,011
Bond	6.650	04-22-24		686,000	649,836
Bond	6.650	11-03-28		1,136,000	1,004,847
Bond	6.650	02-26-30		112,000	97,350
Bond	6.750	11-29-27		213,000	192,119
Malaysia 0.1%					1,304,390
Government of Malaysia
Bond	3.418	08-15-22	MYR	5,210,000	1,304,390
Mexico 0.7%					6,090,449
Government of Mexico
Bond	3.750	01-11-28		500,000	471,000
Bond	5.750	03-05-26	MXN	27,360,000	1,316,808
Bond	6.500	06-10-21	MXN	3,560,000	185,734
Bond	7.500	06-03-27	MXN	12,770,000	683,147
Bond	8.500	12-13-18	MXN	8,910,000	478,705
Bond	8.500	11-18-38	MXN	9,380,000	545,856
Bond	10.000	12-05-24	MXN	39,602,500	2,409,199
Nigeria 0.2%					1,876,052
Federal Republic of Nigeria
Bond (B)	6.500	11-28-27		833,000	838,729
Bond (B)	7.143	02-23-30		450,000	460,194
Bond (B)	7.625	11-28-47		310,000	312,118
Bond (B)	7.875	02-16-32		246,000	265,011
Oman 0.3%					2,417,937
Sultanate of Oman
Bond	3.625	06-15-21		521,000	504,123
Bond (B)	4.125	01-17-23		199,000	189,355
Bond (B)	5.375	03-08-27		317,000	301,926
Bond (B)	5.625	01-17-28		199,000	190,073
Bond (B)	6.500	03-08-47		1,336,000	1,232,460
Panama 0.1%					512,865
Republic of Panama
Bond	3.875	03-17-28		522,000	512,865
Paraguay 0.0%					318,638
Republic of Paraguay
Bond (B)	6.100	08-11-44		293,000	318,638
Peru 0.0%					378,492
Republic of Peru
Bond (B)	6.150	08-12-32	PEN	440,000	141,622
Bond (B)	6.350	08-12-28	PEN	710,000	236,870
Poland 0.5%					4,373,181
Republic of Poland
Bond	1.750	07-25-21	PLN	7,450,000	2,115,090
Bond	2.500	07-25-26	PLN	4,485,000	1,234,477
Bond	2.500	07-25-27	PLN	1,640,000	446,862
Bond	2.750	04-25-28	PLN	2,080,000	576,752
Qatar 0.0%					207,651
Government of Qatar
Bond (B)	4.500	04-23-28		211,000	207,651
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Romania 0.1%					$635,954
Government of Romania
Bond	4.750	02-24-25	RON	350,000	92,824
Bond	5.800	07-26-27	RON	1,920,000	543,130
Russia 0.8%					7,519,590
Government of Russia
Bond	3.500	01-16-19		600,000	599,569
Bond	4.250	06-23-27		800,000	780,786
Bond	4.750	05-27-26		600,000	609,641
Bond	5.250	06-23-47		200,000	193,785
Bond	5.625	04-04-42		400,000	419,442
Bond	6.400	05-27-20	RUB	43,150,000	683,589
Bond	6.800	12-11-19	RUB	31,540,000	502,857
Bond	7.400	12-07-22	RUB	28,120,000	457,306
Bond	7.700	03-23-33	RUB	12,277,000	199,930
Bond	7.750	09-16-26	RUB	129,460,000	2,134,042
Bond	8.150	02-03-27	RUB	22,520,000	380,924
Bond	8.500	09-17-31	RUB	31,837,000	557,719
Senegal 0.1%					729,551
Republic of Senegal
Bond (B)	6.250	05-23-33		757,000	729,551
South Africa 0.6%					5,914,124
Republic of South Africa
Bond	4.300	10-12-28		1,237,000	1,135,675
Bond	4.875	04-14-26		281,000	276,058
Bond	6.250	03-31-36	ZAR	4,370,000	268,258
Bond	7.000	02-28-31	ZAR	51,080,000	3,573,346
Bond	7.750	02-28-23	ZAR	780,000	62,781
Bond	8.750	02-28-48	ZAR	5,432,000	422,303
Bond	10.500	12-21-26	ZAR	1,920,000	175,703
Sri Lanka 0.2%					1,436,759
Republic of Sri Lanka
Bond (B)	5.750	04-18-23		288,000	286,195
Bond (B)	6.125	06-03-25		393,000	387,610
Bond	6.250	07-27-21		477,000	491,250
Bond (B)	6.750	04-18-28		273,000	271,704
Thailand 0.1%					1,075,145
Kingdom of Thailand
Bond	2.550	06-26-20	THB	15,740,000	509,312
Bond	3.850	12-12-25	THB	9,280,000	324,423
Bond	4.875	06-22-29	THB	6,325,000	241,410
Turkey 1.0%					9,291,517
Republic of Turkey
Bond	5.750	05-11-47		958,000	835,975
Bond	6.000	03-25-27		1,221,000	1,225,750
Bond	6.250	09-26-22		1,269,000	1,333,992
Bond	6.625	02-17-45		1,000,000	974,016
Bond	6.875	03-17-36		744,000	764,026
Bond	8.500	07-10-19	TRY	1,760,000	409,118
Bond	8.500	09-14-22	TRY	8,330,000	1,749,216
Bond	10.500	08-11-27	TRY	1,220,000	273,307
Bond	10.600	02-11-26	TRY	602,000	135,602
Bond	10.700	02-17-21	TRY	385,000	88,334
Bond	11.000	03-02-22	TRY	960,000	220,969
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Turkey (continued)
Bond	11.000	02-24-27	TRY	1,961,000	$450,893
Bond	12.200	01-18-23	TRY	3,470,000	830,319
Ukraine 0.7%					6,354,034
Republic of Ukraine
Bond (B)	7.375	09-25-32		1,418,000	1,308,471
Bond	7.375	09-25-32		289,000	266,675
Bond	7.750	09-01-22		874,000	891,270
Bond	7.750	09-01-23		333,000	335,700
Bond (B)	7.750	09-01-25		793,000	786,260
Bond (B)	7.750	09-01-26		10,000	9,850
Bond	7.750	09-01-26		209,000	205,969
Bond (B)	7.750	09-01-27		1,640,000	1,608,184
GDP-Linked Bond (C)	2.346*	05-31-40		1,394,000	941,655
Uruguay 0.2%					2,061,175
Republic of Uruguay
Bond	4.125	11-20-45		197,000	174,838
Bond	4.375	10-27-27		1,158,000	1,166,685
Bond	5.100	06-18-50		340,865	334,900
Bond (B)	8.500	03-15-28	UYU	4,160,000	139,666
Bond	9.875	06-20-22	UYU	6,700,000	245,086
Venezuela 0.1%					656,080
Republic of Venezuela
Bond (D)	7.750	10-13-19		2,224,000	656,080
Zambia 0.1%					430,234
Republic of Zambia
Bond	5.375	09-20-22		374,000	342,651
Bond (B)	5.375	09-20-22		56,000	51,309

Bond (B)	8.500	04-14-24		36,000	36,274
Corporate bonds 35.5%					$324,297,956
(Cost $332,375,931)
Consumer discretionary 6.3%					57,475,544
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.250	03-15-26		140,000	138,600
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26		1,005,000	1,042,688
Automobiles 0.9%
Ford Motor Credit Company LLC	4.389	01-08-26		2,125,000	2,090,870
General Motors Financial Company, Inc.	4.350	04-09-25		2,100,000	2,080,696
Hyundai Capital America (B)	2.550	02-06-19		3,175,000	3,159,799
Hyundai Capital America (B)	3.250	09-20-22		1,175,000	1,141,468
Diversified consumer services 0.1%
Weight Watchers International, Inc. (B)	8.625	12-01-25		770,000	827,750
Hotels, restaurants and leisure 1.0%
Boyd Gaming Corp.	6.375	04-01-26		260,000	272,212
Darden Restaurants, Inc.	3.850	05-01-27		3,250,000	3,157,621
Golden Nugget, Inc. (B)	6.750	10-15-24		580,000	588,700
Jacobs Entertainment, Inc. (B)	7.875	02-01-24		770,000	801,763
Mcdonald's Corp.	4.450	03-01-47		2,075,000	2,071,369
MGM Growth Properties Operating Partnership LP	4.500	09-01-26		380,000	358,762
Pinnacle Entertainment, Inc.	5.625	05-01-24		755,000	788,975
Royal Caribbean Cruises, Ltd.	2.650	11-28-20		1,100,000	1,076,715
Scientific Games International, Inc. (B)	5.000	10-15-25		405,000	391,210
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.3%
Amazon.com, Inc. (B)	4.050	08-22-47	2,225,000	$2,196,020
Media 3.4%
AMC Entertainment Holdings, Inc.	5.750	06-15-25	1,005,000	974,850
AMC Networks, Inc.	4.750	08-01-25	615,000	581,237
Block Communications, Inc. (B)	6.875	02-15-25	835,000	839,175
Cablevision Systems Corp.	5.875	09-15-22	1,505,000	1,482,425
CCO Holdings LLC (B)	5.125	05-01-27	620,000	580,921
CCO Holdings LLC (B)	5.500	05-01-26	960,000	934,752
Charter Communications Operating LLC	5.375	05-01-47	2,525,000	2,382,707
Charter Communications Operating LLC	6.384	10-23-35	1,600,000	1,732,685
Cinemark USA, Inc.	4.875	06-01-23	770,000	761,338
Comcast Corp.	4.250	01-15-33	2,095,000	2,104,043
Cox Communications, Inc. (B)	3.500	08-15-27	2,275,000	2,138,172
Discovery Communications LLC	3.950	03-20-28	2,225,000	2,111,003
DISH DBS Corp.	7.750	07-01-26	2,335,000	2,117,553
Live Nation Entertainment, Inc. (B)	5.625	03-15-26	405,000	403,988
Nexstar Broadcasting, Inc. (B)	5.625	08-01-24	990,000	975,150
Omnicom Group, Inc.	3.650	11-01-24	2,625,000	2,572,693
Quebecor Media, Inc.	5.750	01-15-23	570,000	584,250
Sinclair Television Group, Inc. (B)	5.625	08-01-24	1,025,000	1,014,750
Sirius XM Radio, Inc. (B)	5.000	08-01-27	835,000	795,859
TEGNA, Inc.	6.375	10-15-23	550,000	567,875
The EW Scripps Company (B)	5.125	05-15-25	300,000	279,000
The Interpublic Group of Companies, Inc.	3.750	02-15-23	2,450,000	2,426,066
Tribune Media Company	5.875	07-15-22	1,035,000	1,047,938
Unitymedia GmbH (B)	6.125	01-15-25	330,000	346,913
Virgin Media Finance PLC (B)	6.000	10-15-24	800,000	784,000
Multiline retail 0.4%
Dollar Tree, Inc.	3.700	05-15-23	1,075,000	1,064,663
JC Penney Corp., Inc.	7.400	04-01-37	650,000	429,000
JC Penney Corp., Inc. (B)	8.625	03-15-25	210,000	194,644
Macy's Retail Holdings, Inc.	2.875	02-15-23	1,200,000	1,123,051
Macy's Retail Holdings, Inc.	3.875	01-15-22	1,025,000	1,020,250
Specialty retail 0.0%
PetSmart, Inc. (B)	7.125	03-15-23	500,000	291,250
Textiles, apparel and luxury goods 0.1%
Levi Strauss & Company	5.000	05-01-25	625,000	628,125
Consumer staples 2.2%				19,863,467
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	2,100,000	2,050,264
Cott Holdings, Inc. (B)	5.500	04-01-25	385,000	382,113
Dr. Pepper Snapple Group, Inc. (B)	3.430	06-15-27	2,075,000	1,932,472
Dr. Pepper Snapple Group, Inc.	3.430	06-15-27	125,000	116,414
Food and staples retailing 0.6%
Albertsons Companies LLC	6.625	06-15-24	670,000	624,768
CVS Health Corp.	3.700	03-09-23	1,575,000	1,568,947
CVS Health Corp.	4.300	03-25-28	1,350,000	1,330,558
Safeway, Inc.	7.250	02-01-31	660,000	553,740
The Fresh Market, Inc. (B)	9.750	05-01-23	787,000	432,850
The Kroger Company	4.450	02-01-47	1,075,000	979,485
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.9%
Adecoagro SA (B)	6.000	09-21-27	391,000	$360,698
B&G Foods, Inc. (E)	5.250	04-01-25	755,000	690,825
Chobani LLC (B)	7.500	04-15-25	725,000	728,625
Dean Foods Company (B)	6.500	03-15-23	545,000	522,519
ESAL GmbH (B)	6.250	02-05-23	60,000	57,150
KazAgro National Management Holding JSC (B)	4.625	05-24-23	254,000	248,323
Kraft Heinz Foods Company (B)	4.875	02-15-25	2,050,000	2,132,514
MARB BondCo PLC (B)	6.875	01-19-25	121,000	113,740
Marfrig Holdings Europe BV (B)	8.000	06-08-23	145,000	146,631
Minerva Luxembourg SA (B)	6.500	09-20-26	259,000	244,755
Pilgrim's Pride Corp. (B)	5.750	03-15-25	670,000	654,925
Pilgrim's Pride Corp. (B)	5.875	09-30-27	270,000	257,850
Pinnacle Foods Finance LLC	5.875	01-15-24	735,000	757,050
Post Holdings, Inc. (B)	5.000	08-15-26	545,000	510,938
Post Holdings, Inc. (B)	5.500	03-01-25	530,000	520,725
Sigma Holdco BV (B)	7.875	05-15-26	375,000	375,938
Household products 0.1%
Energizer Holdings, Inc. (B)	5.500	06-15-25	820,000	813,850
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	360,000	262,800
Revlon Consumer Products Corp. (E)	6.250	08-01-24	820,000	492,000
Energy 6.2%				56,598,577
Energy equipment and services 0.7%
Ensco PLC	7.750	02-01-26	725,000	681,500
Halliburton Company	5.000	11-15-45	1,950,000	2,075,788
Nabors Industries, Inc. (E)	5.500	01-15-23	985,000	964,778
Rowan Companies, Inc.	7.375	06-15-25	1,185,000	1,146,488
SESI LLC	7.125	12-15-21	940,000	956,450
SESI LLC (B)	7.750	09-15-24	335,000	346,725
Three Gorges Finance I Cayman Islands, Ltd. (B)	3.150	06-02-26	497,000	462,816
Oil, gas and consumable fuels 5.5%
Anadarko Petroleum Corp.	6.450	09-15-36	1,800,000	2,131,053
Andeavor	3.800	04-01-28	2,275,000	2,187,359
Apache Corp.	5.100	09-01-40	2,150,000	2,167,790
Boardwalk Pipelines LP	4.950	12-15-24	2,125,000	2,169,870
Callon Petroleum Company	6.125	10-01-24	330,000	336,600
Continental Resources, Inc.	4.500	04-15-23	2,125,000	2,151,563
Continental Resources, Inc.	4.900	06-01-44	835,000	814,125
Continental Resources, Inc.	5.000	09-15-22	355,000	360,325
Cosan Luxembourg SA (B)	7.000	01-20-27	147,000	154,232
Diamondback Energy, Inc.	4.750	11-01-24	770,000	765,919
Diamondback Energy, Inc. (B)	5.375	05-31-25	220,000	223,025
Enterprise Products Operating LLC (3 month LIBOR + 0.257%) (A)	5.375	02-15-78	2,225,000	2,096,817
EP Energy LLC (B)	8.000	02-15-25	195,000	137,475
EP Energy LLC (B)	9.375	05-01-24	663,000	507,195
EP PetroEcuador (3 month LIBOR + 5.630%) (A)	7.925	09-24-19	193,263	193,225
EQT Midstream Partners LP	4.000	08-01-24	3,650,000	3,498,658
Eterna Capital Pte, Ltd. (6.500% Cash or 1.000% PIK)	6.000	12-11-22	186,370	185,904
Geopark, Ltd. (B)	6.500	09-21-24	245,000	243,775
Indo Energy Finance II BV	6.375	01-24-23	198,000	194,909
KazMunayGas National Company JSC (B)	6.375	04-09-21	348,000	372,849
KazMunayGas National Company JSC (B)	7.000	05-05-20	184,000	196,350
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
KazTransGas JSC (B)	4.375	09-26-27		607,000	$577,276
Kinder Morgan, Inc.	5.550	06-01-45		825,000	840,284
Laredo Petroleum, Inc.	5.625	01-15-22		760,000	767,600
Magellan Midstream Partners LP	5.000	03-01-26		2,000,000	2,123,735
MPLX LP	5.200	03-01-47		2,050,000	2,090,347
Murphy Oil Corp.	6.875	08-15-24		270,000	285,863
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25		160,000	153,628
Oasis Petroleum, Inc.	6.875	03-15-22		975,000	1,004,250
Pertamina Persero PT	5.250	05-23-21		242,000	250,867
Pertamina Persero PT (B)	5.625	05-20-43		513,000	511,195
Pertamina Persero PT	6.000	05-03-42		200,000	209,322
Pertamina Persero PT	6.450	05-30-44		458,000	506,133
Petroamazonas EP (B)	4.625	02-16-20		200,000	190,500
Petroamazonas EP (B)	4.625	11-06-20		200,000	186,005
Petrobras Global Finance BV	7.375	01-17-27		578,000	619,905
Petrobras Global Finance BV	8.750	05-23-26		1,620,000	1,903,500
Petroleos de Venezuela SA (D)	6.000	05-16-24		2,516,996	635,541
Petroleos de Venezuela SA (D)	6.000	11-15-26		825,000	208,313
Petroleos de Venezuela SA (D)	9.750	05-17-35		683,000	192,879
Petroleos Mexicanos	4.250	01-15-25		336,000	317,486
Petroleos Mexicanos	4.500	01-23-26		315,000	296,872
Petroleos Mexicanos	4.625	09-21-23		89,000	87,840
Petroleos Mexicanos	4.875	01-24-22		660,000	670,725
Petroleos Mexicanos	5.625	01-23-46		46,000	39,192
Petroleos Mexicanos	6.500	03-13-27		1,327,000	1,370,791
Petroleos Mexicanos	6.750	09-21-47		1,325,000	1,281,275
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	220,680
Petroleos Mexicanos	7.470	11-12-26	MXN	2,300,000	108,606
Petroleos Mexicanos	9.500	09-15-27		97,000	125,434
Phillips 66	4.650	11-15-34		1,000,000	1,032,787
PTTEP Treasury Center Company, Ltd. (4.875% to 6-18-19, then 5 Year CMT + 3.177%) (B)(F)	4.875	06-18-19		244,000	244,778
QEP Resources, Inc.	5.250	05-01-23		885,000	862,875
Range Resources Corp.	5.000	03-15-23		500,000	481,000
RSP Permian, Inc.	5.250	01-15-25		350,000	361,375
Sabine Pass Liquefaction LLC	5.875	06-30-26		2,000,000	2,170,071
Sinopec Group Overseas Development 2016, Ltd. (B)	2.750	05-03-21		228,000	223,234
Sinopec Group Overseas Development 2016, Ltd. (B)	3.500	05-03-26		384,000	365,667
SM Energy Company (E)	5.625	06-01-25		400,000	388,000
SM Energy Company (E)	6.125	11-15-22		625,000	631,250
Southwestern Energy Company	6.700	01-23-25		705,000	688,918
Targa Resources Partners LP	4.250	11-15-23		600,000	567,000
Targa Resources Partners LP (B)	5.875	04-15-26		305,000	303,475
Tullow Oil PLC (B)	7.000	03-01-25		174,000	176,401
Western Gas Partners LP	5.300	03-01-48		975,000	951,582
Western Gas Partners LP	5.450	04-01-44		1,100,000	1,086,807
Whiting Petroleum Corp. (B)	6.625	01-15-26		550,000	563,750
Financials 5.8%					52,968,234
Banks 3.5%
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26		443,000	434,472
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		322,000	315,802
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Nacional de Costa Rica (B)	5.875	04-25-21		336,000	$345,146
Bank of America Corp.	3.950	04-21-25		2,300,000	2,251,165
Bank of America Corp. (2.738% to 1-23-21, then 3 month LIBOR + 0.370%)	2.738	01-23-22		2,950,000	2,900,939
Barclays PLC	4.836	05-09-28		1,075,000	1,043,357
Brazil Loan Trust 1 (B)	5.477	07-24-23		201,531	207,376
Citigroup, Inc.	2.700	03-30-21		100,000	98,397
Citigroup, Inc.	4.400	06-10-25		6,175,000	6,163,896
Development Bank of Kazakhstan JSC (B)	8.950	05-04-23	KZT	50,000,000	148,845
Industrial & Commercial Bank of China, Ltd. (6.000% to 12-10-19, then 5 Year CMT + 4.382%) (F)	6.000	12-10-19		452,000	461,187
Intesa Sanpaolo SpA (B)	3.875	07-14-27		4,450,000	4,175,737
JPMorgan Chase & Co.	2.972	01-15-23		2,200,000	2,142,480
Santander Holdings USA, Inc.	3.700	03-28-22		2,100,000	2,081,032
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (B)	5.500	02-26-24		432,000	430,415
Synovus Financial Corp.	3.125	11-01-22		2,500,000	2,395,250
The PNC Financial Services Group, Inc.	3.900	04-29-24		2,375,000	2,381,718
Turkiye Garanti Bankasi AS (6.125% to 5-24-22, then 5 Year U.S. Swap Rate + 4.220%) (B)	6.125	05-24-27		311,000	300,828
Turkiye Is Bankasi AS (7.000% to 6-29-23, then 5 Year U.S. Swap Rate + 5.117%) (B)	7.000	06-29-28		124,000	121,365
Ukreximbank Via Biz Finance PLC	9.625	04-27-22		363,000	375,705
Wells Fargo & Company	2.100	07-26-21		2,325,000	2,233,567
Wells Fargo & Company (3.584% to 5-22-27, then 3 month LIBOR + 1.310%)	3.584	05-22-28		950,000	905,033
Capital markets 1.0%
1MDB Global Investments, Ltd.	4.400	03-09-23		2,000,000	1,906,334
Deutsche Bank AG	3.700	05-30-24		2,225,000	2,120,278
Indika Energy Capital II Pte, Ltd. (B)	6.875	04-10-22		20,000	20,120
Morgan Stanley	4.100	05-22-23		2,125,000	2,138,422
The Goldman Sachs Group, Inc.	3.000	04-26-22		3,375,000	3,297,613
Consumer finance 0.6%
Capital One Financial Corp.	3.750	03-09-27		3,325,000	3,152,903
Discover Bank	4.250	03-13-26		2,150,000	2,116,049
Diversified financial services 0.2%
Enel Finance International NV (B)	2.875	05-25-22		2,200,000	2,138,855
Insurance 0.5%
American International Group, Inc.	3.875	01-15-35		2,250,000	2,063,010
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44		2,025,000	2,100,938
Health care 1.8%					16,172,986
Biotechnology 0.3%
Gilead Sciences, Inc.	4.500	02-01-45		2,100,000	2,100,516
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		1,150,000	1,050,282
Health care equipment and supplies 0.3%
Hologic, Inc. (B)	4.375	10-15-25		420,000	404,250
Medtronic, Inc.	3.150	03-15-22		1,225,000	1,221,742
Medtronic, Inc.	4.625	03-15-45		925,000	976,241
Health care providers and services 0.8%
Cardinal Health, Inc.	3.410	06-15-27		2,300,000	2,135,878
Community Health Systems, Inc.	6.250	03-31-23		1,175,000	1,068,516
DaVita, Inc.	5.000	05-01-25		580,000	549,666
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Encompass Health Corp.	5.750	11-01-24	495,000	$503,663
Envision Healthcare Corp.	5.625	07-15-22	415,000	416,038
Envision Healthcare Corp. (B)	6.250	12-01-24	335,000	348,400
HCA, Inc.	5.375	02-01-25	625,000	621,875
Team Health Holdings, Inc. (B)	6.375	02-01-25	620,000	539,400
Tenet Healthcare Corp. (B)	4.625	07-15-24	825,000	798,105
Pharmaceuticals 0.4%
Allergan Funding SCS	3.800	03-15-25	550,000	527,199
Allergan Funding SCS	4.550	03-15-35	525,000	493,279
Endo Finance LLC (B)	6.000	02-01-25	855,000	600,638
Mallinckrodt International Finance SA (B)	5.625	10-15-23	565,000	442,113
Valeant Pharmaceuticals International, Inc. (B)	5.875	05-15-23	965,000	882,372
Valeant Pharmaceuticals International, Inc. (B)	6.500	03-15-22	475,000	492,813
Industrials 2.7%				24,701,601
Aerospace and defense 0.3%
Northrop Grumman Corp.	2.930	01-15-25	1,375,000	1,302,516
Northrop Grumman Corp.	4.030	10-15-47	1,950,000	1,805,311
Air freight and logistics 0.3%
FedEx Corp.	4.400	01-15-47	2,125,000	2,060,103
Gol Finance, Inc. (B)	7.000	01-31-25	223,000	214,223
Park-Ohio Industries, Inc.	6.625	04-15-27	820,000	850,750
Building products 0.2%
American Woodmark Corp. (B)	4.875	03-15-26	585,000	564,525
Griffon Corp.	5.250	03-01-22	905,000	905,724
TopBuild Escrow Corp. (B)	5.625	05-01-26	330,000	331,238
Commercial services and supplies 0.5%
ACCO Brands Corp. (B)	5.250	12-15-24	425,000	425,000
Covanta Holding Corp.	5.875	07-01-25	980,000	953,050
Matthews International Corp. (B)	5.250	12-01-25	805,000	788,900
Republic Services, Inc.	3.375	11-15-27	1,100,000	1,038,520
Waste Pro USA, Inc. (B)	5.500	02-15-26	680,000	672,996
Wrangler Buyer Corp. (B)	6.000	10-01-25	450,000	443,250
Construction and engineering 0.2%
AECOM	5.125	03-15-27	555,000	533,327
MasTec, Inc.	4.875	03-15-23	975,000	967,980
Industrial conglomerates 0.0%
Axtel SAB de CV (B)	6.375	11-14-24	214,000	212,930
Machinery 0.6%
Allison Transmission, Inc. (B)	4.750	10-01-27	615,000	578,869
Apergy Corp. (B)	6.375	05-01-26	575,000	583,625
Gates Global LLC (B)	6.000	07-15-22	266,000	269,325
John Deere Capital Corp.	2.150	09-08-22	2,500,000	2,378,993
RBS Global, Inc. (B)	4.875	12-15-25	405,000	390,825
SPX FLOW, Inc. (B)	5.625	08-15-24	850,000	860,625
Road and rail 0.2%
ERAC USA Finance LLC (B)	4.200	11-01-46	2,250,000	2,065,744
Trading companies and distributors 0.4%
Air Lease Corp.	3.625	12-01-27	3,400,000	3,151,298
Beacon Roofing Supply, Inc. (B)	4.875	11-01-25	250,000	236,250
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.0%
Rumo Luxembourg Sarl (B)	7.375	02-09-24	109,000	$115,704
Information technology 2.5%				22,889,712
Communications equipment 0.2%
Hughes Satellite Systems Corp.	6.625	08-01-26	610,000	605,425
Seagate HDD Cayman	4.875	06-01-27	1,361,000	1,275,925
Internet software and services 0.9%
Alibaba Group Holding, Ltd.	4.200	12-06-47	2,250,000	2,110,490
Baidu, Inc.	3.875	09-29-23	3,925,000	3,895,135
Tencent Holdings, Ltd. (B)	3.595	01-19-28	2,225,000	2,111,947
Travelport Corporate Finance PLC (B)	6.000	03-15-26	310,000	316,975
Semiconductors and semiconductor equipment 0.8%
Broadcom Corp.	2.375	01-15-20	1,200,000	1,182,872
Broadcom Corp.	3.000	01-15-22	1,000,000	974,637
Entegris, Inc. (B)	4.625	02-10-26	745,000	718,925
Versum Materials, Inc. (B)	5.500	09-30-24	740,000	756,428
Xilinx, Inc.	2.950	06-01-24	3,350,000	3,181,590
Software 0.6%
Microsoft Corp.	2.650	11-03-22	2,200,000	2,160,697
Nuance Communications, Inc.	5.625	12-15-26	900,000	898,875
Oracle Corp.	3.850	07-15-36	2,125,000	2,076,528
PTC, Inc.	6.000	05-15-24	595,000	623,263
Materials 2.4%				22,451,488
Chemicals 0.5%
Axalta Coating Systems LLC (B)	4.875	08-15-24	500,000	503,750
CF Industries, Inc.	5.150	03-15-34	1,045,000	954,869
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	630,000	626,850
INEOS Group Holdings SA (B)	5.625	08-01-24	175,000	176,750
OCI NV (B)	6.625	04-15-23	1,000,000	1,016,241
Platform Specialty Products Corp. (B)	5.875	12-01-25	855,000	833,625
Trinseo Materials Operating SCA (B)	5.375	09-01-25	850,000	837,250
Construction materials 0.4%
Standard Industries, Inc. (B)	5.375	11-15-24	350,000	353,500
Summit Materials LLC	6.125	07-15-23	460,000	468,050
U.S. Concrete, Inc.	6.375	06-01-24	545,000	564,075
Vulcan Materials Company	4.500	06-15-47	2,175,000	2,009,749
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	600,000	606,750
Berry Global, Inc. (B)	4.500	02-15-26	310,000	296,050
Cascades, Inc. (B)	5.500	07-15-22	975,000	979,875
Crown Americas LLC (B)	4.750	02-01-26	565,000	545,225
Plastipak Holdings, Inc. (B)	6.250	10-15-25	620,000	601,400
Metals and mining 0.9%
AK Steel Corp. (E)	7.000	03-15-27	630,000	611,100
Anglo American Capital PLC (B)	4.000	09-11-27	2,350,000	2,214,576
Coeur Mining, Inc.	5.875	06-01-24	800,000	788,000
Commercial Metals Company	5.375	07-15-27	635,000	619,125
Commercial Metals Company (B)	5.750	04-15-26	525,000	525,656
Kaiser Aluminum Corp.	5.875	05-15-24	575,000	592,250
Metinvest BV (B)	7.750	04-23-23	215,000	209,023
Newmont Mining Corp.	6.250	10-01-39	1,775,000	2,125,431
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Vedanta Resources PLC (B)	6.125	08-09-24	253,000	$243,630
Paper and forest products 0.3%
Boise Cascade Company (B)	5.625	09-01-24	865,000	875,813
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	400,000	402,000
Louisiana-Pacific Corp.	4.875	09-15-24	730,000	724,525
Mercer International, Inc. (B)	5.500	01-15-26	515,000	505,988
Norbord, Inc. (B)	6.250	04-15-23	605,000	640,362
Real estate 1.2%				10,824,504
Equity real estate investment trusts 1.2%
AvalonBay Communities, Inc.	3.200	01-15-28	1,125,000	1,053,867
Crown Castle International Corp.	3.200	09-01-24	3,350,000	3,183,269
DDR Corp.	4.250	02-01-26	2,125,000	2,068,776
Digital Realty Trust LP	4.750	10-01-25	1,975,000	2,031,622
Select Income REIT	4.250	05-15-24	2,475,000	2,391,893
Real estate investment trusts 0.0%
Digital Realty Trust LP	2.750	02-01-23	100,000	95,077
Telecommunication services 1.8%				16,581,146
Diversified telecommunication services 1.4%
Altice France SA (B)	7.375	05-01-26	425,000	412,250
AT&T, Inc.	3.400	08-14-24	1,400,000	1,414,000
AT&T, Inc.	4.900	08-14-37	3,550,000	3,589,402
Frontier Communications Corp. (B)	8.500	04-01-26	215,000	209,088
Frontier Communications Corp.	9.000	08-15-31	1,544,000	945,700
IHS Netherlands Holdco BV (B)	9.500	10-27-21	238,000	245,706
Intelsat Jackson Holdings SA	5.500	08-01-23	695,000	582,931
UPC Holding BV (B)	5.500	01-15-28	250,000	233,125
UPCB Finance IV, Ltd. (B)	5.375	01-15-25	485,000	474,088
Verizon Communications, Inc.	3.376	02-15-25	2,150,000	2,087,118
West Corp. (B)	8.500	10-15-25	690,000	665,850
Windstream Services LLC	6.375	08-01-23	375,000	219,375
Zayo Group LLC (B)	5.750	01-15-27	815,000	808,888
Ziggo Secured Finance BV (B)	5.500	01-15-27	760,000	716,300
Wireless telecommunication services 0.4%
Digicel Group, Ltd. (B)	7.125	04-01-22	149,000	121,150
Sprint Capital Corp.	8.750	03-15-32	1,670,000	1,916,325
T-Mobile USA, Inc.	5.375	04-15-27	595,000	601,694
T-Mobile USA, Inc.	6.500	01-15-26	620,000	658,750
Wind Tre SpA (B)	5.000	01-20-26	805,000	679,406
Utilities 2.6%				23,770,697
Electric utilities 1.0%
FirstEnergy Corp.	4.850	07-15-47	2,075,000	2,150,042
Georgia Power Company	4.300	03-15-42	3,150,000	3,144,161
NSTAR Electric Company	3.200	05-15-27	2,225,000	2,138,354
Pampa Energia SA (B)	7.375	07-21-23	153,000	159,885
Pampa Energia SA (B)	7.500	01-24-27	183,000	185,745
South Carolina Electric & Gas Company	4.100	06-15-46	1,100,000	1,011,164
Gas utilities 0.1%
Southern Gas Corridor CJSC (B)	6.875	03-24-26	284,000	310,270
Southern Gas Corridor CJSC	6.875	03-24-26	800,000	874,000
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.8%
Calpine Corp. (E)	5.750	01-15-25	1,236,000	$1,130,940
Dynegy, Inc. (B)	8.000	01-15-25	985,000	1,067,494
Dynegy, Inc. (B)	8.125	01-30-26	425,000	466,438
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,077,450
GenOn Energy, Inc. (D)	9.500	10-15-18	1,380,000	1,124,700
NRG Energy, Inc. (B)	5.750	01-15-28	780,000	772,200
NRG Energy, Inc.	6.250	07-15-22	625,000	642,188
Multi-utilities 0.7%
Cometa Energia SA de CV (B)	6.375	04-24-35	206,000	201,880
Dominion Energy, Inc.	2.579	07-01-20	3,275,000	3,224,304
DTE Energy Company	3.850	12-01-23	2,075,000	2,085,542

Sempra Energy	4.000	02-01-48	1,100,000	1,003,940
Term loans (G) 23.6%				$215,403,300
(Cost $216,921,335)
Consumer discretionary 5.5%				50,390,641
Automobiles 0.1%
CH Hold Corp. (1 month LIBOR + 3.000%)	4.901	02-01-24	1,226,753	1,233,660
Automobiles and components 0.1%
Dexko Global, Inc. (3 month LIBOR + 3.500%)	5.802	07-24-24	842,888	850,263
Diversified consumer services 0.2%
Weight Watchers International, Inc. (1 and 3 month LIBOR + 4.750%)	6.985	11-29-24	2,172,500	2,196,941
Hotels, restaurants and leisure 1.4%
Aristocrat International Pty, Ltd. (3 month LIBOR + 2.000%)	4.359	10-19-24	882,788	887,201
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	4.244	09-15-23	1,425,256	1,432,226
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	4.651	12-22-24	1,895,250	1,910,260
CityCenter Holdings LLC (1 month LIBOR + 2.500%)	4.401	04-18-24	1,422,253	1,428,382
Golden Nugget, Inc. (1 month LIBOR + 2.750%)	4.648	10-04-23	1,699,316	1,712,978
Intrawest Resorts Holdings, Inc. (1 month LIBOR + 3.000%)	4.901	07-31-24	2,091,758	2,104,831
New Red Finance, Inc. (1 month LIBOR + 2.250%)	4.151	02-16-24	1,827,039	1,831,607
Scientific Games International, Inc. (1 and 2 month LIBOR + 2.750%)	4.726	08-14-24	1,825,425	1,835,976
Leisure products 0.2%
Hayward Industries, Inc. (1 month LIBOR + 3.500%)	5.401	08-05-24	1,482,550	1,490,897
Media 2.6%
AMC Entertainment Holdings, Inc. (1 month LIBOR + 2.250%)	4.147	12-15-22	2,550,797	2,559,572
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.910	04-30-25	1,680,788	1,687,393
Creative Artists Agency LLC (Prime rate + 2.000%)	4.897	02-15-24	2,592,253	2,608,455
CSC Holdings LLC (1 month LIBOR + 2.250%)	4.147	07-17-25	1,321,161	1,316,537
Cumulus Media Holdings, Inc. (1 month LIBOR + 3.250%)	5.160	12-23-20	2,774,662	2,339,040
Delta 2 Lux Sarl (1 month LIBOR + 2.500%)	4.401	02-01-24	1,279,902	1,277,905
Hubbard Radio LLC (1 month LIBOR + 3.000%)	4.910	03-28-25	1,795,625	1,803,490
Mission Broadcasting, Inc. (1 month LIBOR + 2.500%)	4.387	01-17-24	143,978	144,554
Nexstar Broadcasting, Inc. (1 month LIBOR + 2.500%)	4.387	01-17-24	1,121,172	1,125,657
Quebecor Media, Inc. (3 month LIBOR + 2.250%)	4.089	08-17-20	1,370,474	1,373,324
Sinclair Television Group, Inc. (H)	TBD	12-12-24	2,115,000	2,123,820
Tribune Media Company (1 month LIBOR + 3.000%)	4.901	12-27-20	183,524	183,524
Tribune Media Company (1 month LIBOR + 3.000%)	4.901	01-27-24	2,287,387	2,290,246
Unitymedia Finance LLC (1 month LIBOR + 2.250%)	4.147	09-30-25	1,475,000	1,472,419
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.397	01-15-26	1,520,000	1,526,490
Multiline retail 0.3%
JC Penney Corp., Inc. (3 month LIBOR + 4.250%)	6.234	06-23-23	2,641,638	2,570,473
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.6%
Bass Pro Group LLC (1 month LIBOR + 5.000%)	6.901	09-25-24	2,102,555	$2,115,696
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%)	5.609	01-26-23	1,966,730	1,346,109
PetSmart, Inc. (1 month LIBOR + 3.000%)	4.890	03-11-22	2,052,520	1,610,715
Consumer staples 1.9%				17,363,393
Beverages 0.1%
Sunshine Investments BV (3 month LIBOR + 3.250%)	5.189	12-14-24	1,095,000	1,103,213
Food and staples retailing 0.4%
Albertson's LLC (1 month LIBOR + 2.750%)	4.651	08-25-21	2,402,702	2,378,675
Hearthside Group Holdings LLC (1 month LIBOR + 3.000%)	4.901	06-02-21	1,240,312	1,242,644
Food products 1.0%
Chobani LLC (1 month LIBOR + 3.500%)	5.401	10-10-23	1,743,171	1,749,708
Dole Food Company, Inc. (Prime rate + 1.750% and 1 week, 1 and 3 month LIBOR + 2.750%)	4.845	04-06-24	1,694,085	1,700,861
Hostess Brands LLC (1 month LIBOR + 2.250%)	4.151	08-03-22	1,750,235	1,762,925
Nomad Foods Europe Midco, Ltd. (1 month LIBOR + 2.250%)	4.147	05-15-24	1,615,000	1,617,019
Post Holdings, Inc. (1 month LIBOR + 2.000%)	3.900	05-24-24	1,399,425	1,405,429
Sigma Bidco BV (H)	TBD	02-23-25	1,196,000	1,198,691
Personal products 0.4%
Prestige Brands, Inc. (1 month LIBOR + 2.000%)	3.901	01-26-24	986,702	991,941
Revlon Consumer Products Corp. (1 month LIBOR + 3.500%)	5.401	09-07-23	2,876,200	2,212,287
Energy 0.4%				3,538,070
Energy equipment and services 0.0%
Southcross Holdings Borrower LP (3.500% Cash or 5.500% PIK)	4.500	04-13-23	242,958	238,908
Oil, gas and consumable fuels 0.4%
FTS International, Inc. (1 month LIBOR + 4.750%)	6.651	04-16-21	691,757	695,506
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.802	12-19-21	102,743	103,856
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.808	12-19-21	2,473,017	2,499,800
Financials 1.3%				12,227,400
Capital markets 0.6%
Air Medical Group Holdings, Inc. (1 month LIBOR + 3.250%)	5.128	04-28-22	2,590,694	2,602,352
Sequa Mezzanine Holdings LLC (3 month LIBOR + 5.000%)	7.071	11-28-21	1,230,700	1,245,062
SIG Combibloc US Acquisition, Inc. (1 month LIBOR + 2.750%)	4.651	03-13-22	1,740,234	1,747,961
Diversified financial services 0.6%
AlixPartners LLP (3 month LIBOR + 2.750%)	5.052	04-04-24	1,450,350	1,456,470
Cineworld Finance US, Inc. (1 month LIBOR + 2.500%)	4.401	02-28-25	1,820,000	1,817,161
Dakota Holding Corp. (H)	TBD	12-06-24	545,000	545,273
Dakota Holding Corp. (3 month LIBOR + 3.250%)	5.552	02-13-25	850,000	850,706
TKC Holdings, Inc. (1 month LIBOR + 4.250%)	6.160	02-01-23	911,935	919,002
Insurance 0.1%
USI, Inc. (3 month LIBOR + 3.000%)	5.302	05-16-24	1,039,950	1,043,413
Health care 1.6%				14,929,114
Health care equipment and supplies 0.2%
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%)	5.552	02-02-24	2,240,856	2,254,301
Health care providers and services 0.9%
Air Methods Corp. (3 month LIBOR + 3.500%)	5.802	04-21-24	2,056,162	2,061,940
Community Health Systems, Inc. (3 month LIBOR + 3.000%)	4.984	12-31-19	961,091	945,175
Community Health Systems, Inc. (3 month LIBOR + 3.250%)	5.234	01-27-21	701,146	679,529
DaVita, Inc. (1 month LIBOR + 2.750%)	4.651	06-24-21	1,241,982	1,251,607
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%)	5.160	09-02-24	1,226,835	1,228,749
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Team Health, Inc. (1 month LIBOR + 2.750%)	4.651	02-06-24	1,911,580	$1,849,454
Health care technology 0.2%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.651	03-01-24	1,808,730	1,815,513
Life sciences tools and services 0.2%
Jaguar Holding Company II (1 month LIBOR + 2.500%)	4.611	08-18-22	1,474,586	1,482,121
Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.500%)	5.394	04-01-22	1,346,413	1,360,725
Industrials 4.3%				39,607,186
Building products 0.3%
HNC Holdings, Inc. (1 month LIBOR + 4.000%)	5.901	10-05-23	1,546,335	1,561,799
NCI Building Systems, Inc.(1 month LIBOR + 2.000%)	3.901	02-07-25	1,150,000	1,151,081
Commercial services and supplies 0.9%
Advanced Disposal Services, Inc. (1 week LIBOR + 2.250%)	3.998	11-10-23	2,281,543	2,294,844
Clean Harbors, Inc. (1 month LIBOR + 1.750%)	3.651	06-27-24	1,176,113	1,180,523
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.651	05-02-22	1,768,975	1,779,430
TMS International Corp. (1 month LIBOR + 2.750%)	4.627	08-14-24	997,500	999,994
Wrangler Buyer Corp. (1 month LIBOR + 3.000%)	4.901	09-27-24	2,175,548	2,184,380
Electrical equipment 0.3%
Vertiv Group Corp. (1 month LIBOR + 4.000%)	5.887	11-30-23	2,753,992	2,749,393
Machinery 2.6%
Accuride Corp. (3 month LIBOR + 5.250%)	7.552	11-17-23	1,295,130	1,304,844
Blount International, Inc. (1 month LIBOR + 4.250%)	6.137	04-12-23	3,045,408	3,080,430
Douglas Dynamics LLC (1 month LIBOR + 3.000%)	4.910	12-31-21	1,345,217	1,351,109
Filtration Group Corp. (3 month LIBOR + 3.000%)	5.302	03-29-25	3,135,000	3,163,090
Gardner Denver, Inc. (3 month LIBOR + 2.750%)	5.052	07-30-24	3,043,155	3,059,528
Gates Global LLC (3 month LIBOR + 2.750%)	5.052	04-01-24	3,089,714	3,106,058
Harsco Corp. (1 month LIBOR + 3.000%)	4.938	12-06-24	1,126,641	1,139,316
Navistar, Inc. (1 month LIBOR + 3.500%)	5.400	11-06-24	3,760,575	3,781,747
RBS Global, Inc. (1 month LIBOR + 2.250%)	4.148	08-21-24	1,396,756	1,406,184
Titan Acquisition Ltd. (2 month LIBOR + 3.000%)	5.056	03-28-25	1,720,000	1,721,170
Welbilt, Inc. (1 month LIBOR + 2.750%)	4.651	03-03-23	1,082,487	1,089,253
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%)	4.128	01-02-25	1,495,000	1,503,013
Information technology 3.4%				30,523,532
Communications equipment 0.2%
Ciena Corp. (1 month LIBOR + 2.500%)	4.402	01-28-22	2,048,856	2,056,539
Electronic equipment, instruments and components 0.9%
CPI International, Inc. (1 month LIBOR + 3.500%)	5.401	07-26-24	1,766,125	1,773,861
Dell International LLC (1 month LIBOR + 1.750%)	3.660	09-07-21	2,164,653	2,167,359
Dell International LLC (1 month LIBOR + 2.000%)	3.910	09-07-23	2,067,039	2,072,847
Robertshaw US Holding Corp. (1 month LIBOR + 3.500%)	5.438	02-28-25	1,180,000	1,188,850
Robertshaw US Holding Corp. (1 month LIBOR + 8.000%)	9.938	02-28-26	700,000	700,000
Internet software and services 0.4%
MH Sub I LLC (1 month LIBOR + 3.750%)	5.647	09-13-24	1,890,500	1,889,706
TierPoint LLC (1 month LIBOR + 3.750%)	5.651	05-06-24	1,426,964	1,377,919
IT services 0.4%
First Data Corp. (1 month LIBOR + 2.250%)	4.147	07-08-22	2,621,342	2,630,516
Optiv Security, Inc. (1 month LIBOR + 3.250%)	5.125	02-01-24	916,466	887,258
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 1.3%
Avaya, Inc. (1 month LIBOR + 4.750%)	6.647	12-15-24	4,064,813	$4,106,192
Infor US, Inc. (1 month LIBOR + 2.750%)	4.651	02-01-22	1,868,002	1,875,399
SS&C Technologies Holdings Europe Sarl (H)	TBD	04-16-25	807,211	812,256
SS&C Technologies, Inc. (H)	TBD	02-28-25	807,211	820,328
SS&C Technologies, Inc. (3 month LIBOR + 2.500%)	4.401	04-16-25	2,181,712	2,195,347
TIBCO Software, Inc. (1 month LIBOR + 3.500%)	5.410	12-04-20	1,797,702	1,807,247
Technology hardware, storage and peripherals 0.2%
HCP Acquisition LLC (1 month LIBOR + 3.000%)	4.901	05-16-24	729,488	731,537
Western Digital Corp. (1 month LIBOR + 2.000%)	3.900	04-29-23	1,422,746	1,430,371
Materials 2.2%				20,403,152
Chemicals 1.4%
Alpha 3 BV (3 month LIBOR + 3.000%)	5.302	01-31-24	2,029,663	2,042,855
Encapsys LLC (1 month LIBOR + 3.250%)	5.151	11-07-24	1,174,000	1,182,805
Encapsys LLC (1 month LIBOR + 7.500%)	9.401	11-07-25	800,000	808,000
Ferro Corp. (H)	TBD	02-14-24	222,581	223,322
Ferro Corp. (H)	TBD	02-14-24	227,419	228,177
Ferro Corp. (1 month LIBOR + 2.500%)	4.401	02-14-24	2,183,273	2,190,106
MacDermid, Inc. (1 month LIBOR + 2.500%)	4.401	06-07-20	632,234	634,846
MacDermid, Inc. (1 month LIBOR + 3.000%)	4.901	06-07-23	2,357,196	2,372,518
OXEA Finance & Cy SCA (3 month LIBOR + 3.500%)	5.875	10-11-24	2,066,325	2,067,627
Trinseo Materials Operating SCA (1 month LIBOR + 2.500%)	4.401	09-06-24	1,415,475	1,426,091
Construction materials 0.1%
Summit Materials LLC (1 month LIBOR + 2.250%)	4.151	11-21-24	1,416,450	1,423,093
Containers and packaging 0.2%
ICSH Parent, Inc. (1 month LIBOR + 3.500%)	5.410	04-29-24	1,466,811	1,477,812
ICSH Parent, Inc. (1 month LIBOR + 3.500%)	5.780	04-29-24	90,713	91,439
Metals and mining 0.2%
Zekelman Industries, Inc. (3 month LIBOR + 2.750%)	4.999	06-14-21	1,449,280	1,456,526
Paper and forest products 0.3%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	5.308	12-29-23	2,764,555	2,777,935
Real estate 0.4%				3,150,123
Real estate investment trusts 0.4%
Lightstone Holdco LLC (1 month LIBOR + 3.750%)	5.651	01-30-24	188,048	189,552
Lightstone Holdco LLC (1 month LIBOR + 3.750%)	5.651	01-30-24	2,937,074	2,960,571
Telecommunication services 1.8%				16,009,294
Diversified telecommunication services 1.3%
Cogeco Communications USA II LP (H)	TBD	01-03-25	520,000	521,154
Consolidated Communications, Inc. (1 month LIBOR + 3.000%)	4.910	10-04-23	1,640,025	1,628,758
Frontier Communications Corp. (1 month LIBOR + 3.750%)	5.660	06-15-24	1,910,563	1,886,088
Level 3 Parent LLC (1 month LIBOR + 2.250%)	4.148	02-22-24	1,229,000	1,234,125
SFR Group SA (1 month LIBOR + 2.750%)	4.651	07-31-25	1,701,741	1,671,654
Telesat Canada (3 month LIBOR + 2.500%)	4.410	11-17-23	1,177,815	1,181,867
West Corp. (1 month LIBOR + 4.000%)	5.901	10-10-24	1,592,059	1,603,458
Windstream Services LLC (1 month LIBOR + 4.000%)	5.900	03-29-21	1,698,058	1,620,592
Wireless telecommunication services 0.5%
Intelsat Jackson Holdings SA (3 month LIBOR + 3.750%)	5.706	11-27-23	950,000	955,643
SBA Senior Finance II LLC (H)	TBD	04-11-25	1,570,000	1,573,705
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.438	02-02-24	1,436,617	1,440,208
Syniverse Holdings, Inc. (1 month LIBOR + 5.000%)	6.895	03-09-23	685,000	692,042
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.8%				$7,261,395
Electric utilities 0.3%
Vistra Operations Company LLC (1 month LIBOR + 2.250%)	4.147	12-14-23	2,532,938	2,548,768
Independent power and renewable electricity producers 0.5%
Calpine Corp. (3 month LIBOR + 2.500%)	4.810	01-15-24	2,006,140	2,014,285

Dynegy, Inc. (1 month LIBOR + 2.750%)	4.398	02-07-24	2,681,875	2,698,342
Collateralized mortgage obligations 12.0%				$109,715,558
(Cost $106,320,934)
Commercial and residential 11.8%				107,781,351
280 Park Avenue Mortgage Trust Series 2015-280P, Class A (1 month LIBOR + 0.880%) (A)(B)	2.777	09-15-34	2,500,000	2,507,819
BBCMS Mortgage Trust
Series 2018, Class TALL A (1 month LIBOR + 0.722%) (A)(B)	2.619	03-15-37	3,700,000	3,680,312
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	2.868	03-15-37	2,225,000	2,212,466
BBCMS Trust Series 2018, Class RRI (1 month LIBOR + 0.070%) (A)(B)	2.597	02-15-33	2,500,000	2,498,800
BCAP LLC Trust Series 2011-RR11, Class 21A5 (B)(I)	3.827	06-26-34	167,151	167,552
BHMS Mortgage Trust
Series 2014-ATLS, Class AFL (1 month LIBOR + 1.500%) (A)(B)	3.387	07-05-33	5,425,000	5,438,272
Series 2014-ATLS, Class BFL (1 month LIBOR + 1.950%) (A)(B)	3.837	07-05-33	1,500,000	1,504,352
BX Trust Series 2017-SLCT, Class A (1 month LIBOR + 0.920%) (A)(B)	2.817	07-15-34	1,800,000	1,802,811
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(B)	3.751	11-15-31	2,171,819	2,172,374
CGDB Commercial Mortgage Trust Series 2017-BIO, Class A (1 month LIBOR + 0.750%) (A)(B)	2.647	05-15-30	500,000	500,315
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(B)	2.997	07-15-30	5,500,000	5,484,856
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(B)	2.827	11-15-36	4,900,000	4,913,852
Citigroup Commercial Mortgage Trust (Citigroup) Series 2015-SSHP, Class B (1 month LIBOR + 1.650%) (A)(B)	3.547	09-15-27	2,800,000	2,796,694
Citigroup Commercial Mortgage Trust (Citigroup/Academy Securities, Inc./JPMorgan Securities LLC) Series 2016-SMPL, Class A (B)	2.228	09-10-31	5,050,000	4,870,016
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton) Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(B)	2.727	12-15-36	3,575,000	3,577,239
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(B)	2.012	07-25-36	2,240,306	2,167,161
COLT Mortgage Loan Trust Series 2018-1, Class A1 (B)(I)	2.930	02-25-48	1,980,451	1,980,309
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank AG) Series 2006-C8, Class AJ	5.377	12-10-46	381,986	384,339
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (1 month LIBOR + 0.250%) (A)	2.147	02-25-36	1,024,484	977,533
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	2.577	02-25-35	2,633,339	2,545,883
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1 (B)(I)	2.976	12-25-57	3,166,524	3,166,390
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (1 month LIBOR + 1.300%) (A)(B)	3.327	12-15-34	237,412	237,487
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	2.096	05-19-47	2,331,187	2,198,196
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(B)	2.667	12-15-34	2,675,000	2,678,331
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.580%) (A)(B)	3.458	08-05-34	6,250,000	6,265,551
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (I)	3.160	01-25-36	675,063	625,044
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (I)	5.770	12-12-44	22,894	$22,891
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,635,000	4,662,374
Series 2007-LDPX, Class AM (I)	5.464	01-15-49	1,076,382	1,079,248
Series 2017-MAUI, Class A (1 month LIBOR + 0.830%) (A)(B)	2.725	07-15-34	1,150,000	1,151,796
LSTAR Securities Investment, Ltd. Series 2017-9, Class A (1 month LIBOR + 1.550%) (A)(B)	3.437	12-01-22	1,248,301	1,240,672
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (B)(I)	3.961	01-13-32	4,250,000	4,268,227
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (1 month LIBOR + 0.230%) (A)(B)	2.022	08-26-36	1,447,900	1,445,328
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(B)	2.202	01-26-36	1,871,372	1,832,239
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(B)	2.212	11-26-35	4,295,995	4,279,906
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(B)	2.372	04-26-35	1,351,764	1,339,875
TRU Trust Series 2016-TOYS, Class A (1 month LIBOR + 2.250%) (A)(B)	4.147	11-15-30	3,638,962	3,547,645
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A (1 month LIBOR + 1.350%) (A)(B)	3.247	06-15-29	2,700,000	2,701,805
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	2.537	01-25-45	865,111	889,787
Series 2005-AR11, Class A1A (1 month LIBOR + 0.320%) (A)	2.217	08-25-45	2,310,567	2,309,617
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	2.167	12-25-45	2,259,205	2,212,614
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	2.357	04-25-45	2,037,204	2,001,126
Series 2005-AR8, Class 1A (1 month LIBOR + 0.540%) (A)	2.437	07-25-45	1,769,513	1,763,905
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (I)	3.961	04-25-35	842,466	847,006
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class A (1 month LIBOR + 1.122%) (A)(B)	3.019	11-15-29	1,223,593	1,223,977
Series 2015-BXRP, Class B (1 month LIBOR + 1.472%) (A)(B)	3.369	11-15-29	1,606,854	1,607,359
U.S. Government Agency 0.2%				1,934,207
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	294,168	278,542

Series 4013, Class DK	3.000	02-15-31	1,254,263	1,280,920

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	374,561	374,745
Asset backed securities 9.7%				$88,936,550
(Cost $89,176,425)
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C	2.690	06-19-23	2,150,000	2,114,227
Chesapeake Funding II LLC Series 2016-1A, Class A2 (1 month LIBOR + 1.150%) (A)(B)	3.047	03-15-28	1,309,621	1,314,126
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(B)	2.198	11-26-35	2,988,781	2,899,237
Ford Credit Auto Owner Trust Series 2018-1, Class A (B)	3.190	07-15-31	2,400,000	2,355,132
GCAT LLC Series 2017-5, Class A1 (B)	3.228	07-25-47	834,068	828,419
Hertz Fleet Lease Funding LP Series 2017-1, Class A1 (1 month LIBOR + 0.065%) (A)(B)	2.547	04-10-31	2,275,000	2,276,868
Hertz Vehicle Financing II LP Series 2015-2A, Class A (B)	2.020	09-25-19	850,000	847,484
Hyundai Auto Lease Securitization Trust Series 2017-C, Class A3 (B)	2.120	02-16-21	2,615,000	2,589,143
Invitation Homes Trust
Series 2015-SFR3, Class A (1 month LIBOR + 1.300%) (A)(B)	3.196	08-17-32	3,760,260	3,768,617
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(B)	2.596	03-17-37	2,985,646	2,976,425
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(B)	2.796	06-17-37	2,000,000	2,001,173
Mill City Mortgage Loan Trust
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Series 2016-1, Class A1 (B)(I)	2.500	04-25-57	1,632,287	$1,599,939
Series 2017-1, Class A1 (B)(I)	2.750	11-25-58	2,904,605	2,864,749
New Residential Advance Receivables Trust Series 2017-T1, Class AT1 (B)	3.214	02-15-51	4,625,000	4,586,240
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL2, Class A1 (B)	3.250	03-28-57	2,595,346	2,576,778
Series 2017-NPL5, Class A1 (B)(I)	3.327	12-30-32	5,698,138	5,674,969
Series 2018-NPL2, Class A1 (B)	3.700	03-27-33	4,307,856	4,297,253
Progress Residential Trust Series 2016-SFR1, Class A (1 month LIBOR + 1.500%) (A)(B)	3.396	09-17-33	2,720,837	2,734,360
RAAC Series Trust Series 2006-SP2, Class A3 (1 month LIBOR + 0.270%) (A)	2.167	02-25-36	67,380	67,375
Santander Drive Auto Receivables Trust Series 2018-1, Class E (B)	4.370	05-15-25	1,125,000	1,107,577
SLC Student Loan Trust Series 2004-1, Class A6 (3 month LIBOR + 0.160%) (A)	1.999	05-15-23	3,297,135	3,294,963
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(B)	2.947	08-27-35	1,430,989	1,440,795
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(B)	2.997	10-27-36	1,585,728	1,607,205
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(B)	2.847	01-25-39	1,028,360	1,038,457
Springleaf Funding Trust Series 2016-AA, Class A (B)	2.900	11-15-29	3,900,000	3,877,116
TAL Advantage V LLC Series 2013-2A, Class A (B)	3.550	11-20-38	2,093,750	2,077,899
Towd Point Mortgage Trust Series 2016-2, Class A1A (B)(I)	2.750	08-25-55	1,501,583	1,480,214
Toyota Auto Receivables Owner Trust Series 2014-C Class A4	1.440	04-15-20	537,269	536,437
Trafigura Securitisation Finance PLC Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(B)	2.747	12-15-20	3,550,000	3,568,577
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A (B)	3.352	11-27-37	2,327,633	2,317,063
VOLT LIV LLC Series 2017-NPL1, Class A1 (B)	3.500	02-25-47	659,692	657,326
VOLT LVIII LLC Series 2017-NPL5, Class A1 (B)	3.375	05-28-47	631,962	630,440
VOLT LX LLC Series 2017-NPL7, Class A1 (B)	3.250	06-25-47	1,651,407	1,641,980
VOLT LXI LLC Series 2017-NPL8, Class A1 (B)	3.125	06-25-47	1,988,025	1,975,428
VOLT LXII LLC Series 2017-NPL9, Class A1 (B)	3.125	09-25-47	1,697,673	1,681,696
VOLT LXIV LLC Series 2017-NP11, Class A1 (B)	3.375	10-25-47	4,682,911	4,664,566
VOLT LXV LLC Series 2018-NPL1, Class A1 (B)	3.750	04-25-48	5,000,000	5,000,000
World Financial Network Credit Card Master Trust Series 2017-C Class M	2.660	08-15-24	2,000,000	1,966,297

	Shares	Value
Common stocks 0.4%		$3,208,360
(Cost $5,695,717)
Consumer discretionary 0.0%		157,278
Textiles, apparel and luxury goods 0.0%
Quiksilver, Inc. (C)(J)	5,944	157,278
Energy 0.0%		236,716
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (C)	2,695	2,830
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Paragon Offshore PLC, Litigation Trust B (C)	1,348	$39,598
Southcross Holdings Borrower LP (C)	246	73,800
Oil, gas and consumable fuels 0.0%
Denbury Resources, Inc. (C)	36,575	120,332
Gener8 Maritime, Inc. (C)	10	58
Midstates Petroleum Company, Inc. (C)	7	98
Information technology 0.1%		705,905
Software 0.1%
Avaya Holdings Corp. (C)	30,839	705,905
Utilities 0.3%		2,108,461
Independent power and renewable electricity producers 0.3%
Vistra Energy Corp. (C)	92,274	2,108,461

	Rate (%)	Maturity date		Par value^	Value
Credit-linked notes 0.0%					$243,556
(Cost $238,887)
Egypt Treasury Bill (Issuer JPMorgan Chase Bank N.A.) (B)	15.336*	08-07-18	EGP	4,500,000	243,556

	Shares	Value
Rights 0.0%		$110,392
(Cost $690,464)
Texas Competitive Electric Holdings Company LLC (C)(K)	169,833	110,392
Warrants 0.0%		$3,803
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (C)	6,682	3,675
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20; Strike Price $24.00) (C)	2,196	128

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$582
(Cost $4,430)
Midstates Petroleum Company, Inc. (C)(J)	10.750	10-01-20	650,000	582
Texas Competitive Electric Holdings Company LLC (C)(J)	11.500	10-01-20	10,820,544	0

	Yield (%)	Shares	Value
Securities lending collateral 0.4%			$3,865,104
(Cost $3,865,006)
John Hancock Collateral Trust (L)	1.8834(M)	386,379	3,865,104

	Yield*(%)	Maturity date		Par value^	Value
Short-term investments 5.2%					$47,534,430
(Cost $47,543,021)
Foreign government 0.1%					978,783
Egypt Treasury Bill	15.113	06-19-18	EGP	6,750,000	374,224
Egypt Treasury Bill	15.840	08-14-18	EGP	3,900,000	210,634
Egypt Treasury Bill	15.862	08-07-18	EGP	2,175,000	117,844
Federative Republic of Brazil	7.449	07-01-20	BRL	1,130,000	276,081

	Yield (%)	Shares	Value
Money market funds 5.1%			46,555,647

State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.6142(M)	46,555,647	46,555,647

22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $923,853,592) 99.8%	$912,137,998
Other assets and liabilities, net 0.2%	2,062,584
Total net assets 100.0%	$914,200,582

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $280,089,607 or 30.6% of the fund's net assets as of 4-30-18.
(C)	Non-income producing security.
(D)	Non-income producing - Issuer is in default.
(E)	A portion of this security is on loan as of 4-30-18. The value of securities on loan amounted to $3,547,191.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Strike price and/or expiration date not available.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 4-30-18:
United States	78.1%
Mexico	1.3%
Brazil	1.3%
Luxembourg	1.2%
Netherlands	1.1%
Turkey	1.1%
United Kingdom	1.0%
Indonesia	1.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

Other countries	13.9%
TOTAL	100.0%
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Jun 2018	$36,117,676	$36,047,969	$(69,707)
10-Year U.S. Treasury Note Futures	454	Short	Jun 2018	(54,440,779)	(54,309,750)	131,029
5-Year U.S. Treasury Note Futures	91	Short	Jun 2018	(10,358,015)	(10,329,211)	28,804
Ultra U.S. Treasury Bond Futures	372	Short	Jun 2018	(57,588,840)	(58,450,500)	(861,660)
						$(771,534)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	4,756,078	USD	230,000	JPMorgan Chase Bank N.A.	5/21/2018	—	$(2,225)
ARS	9,073,681	USD	428,509	JPMorgan Chase Bank N.A.	7/18/2018	—	(11,764)
ARS	4,853,000	USD	230,000	Citibank N.A.	7/20/2018	—	(7,403)
BRL	786,000	USD	224,507	JPMorgan Chase Bank N.A.	5/3/2018	—	(141)
CLP	827,569,600	USD	1,390,219	Goldman Sachs International	5/31/2018	—	(41,085)
CZK	23,337,468	USD	1,145,060	Goldman Sachs International	5/25/2018	—	(42,736)
CZK	1,780,331	USD	87,318	JPMorgan Chase Bank N.A.	5/25/2018	—	(3,226)
EUR	7,460,000	USD	9,034,582	Citibank N.A.	5/3/2018	—	(25,889)
EUR	400,164	USD	492,398	JPMorgan Chase Bank N.A.	5/11/2018	—	(8,889)
GBP	3,240,000	USD	4,557,280	JPMorgan Chase Bank N.A.	5/16/2018	—	(94,036)
IDR	8,678,534,000	USD	628,697	Goldman Sachs International	5/9/2018	—	(5,373)
JPY	973,650,000	USD	8,925,731	JPMorgan Chase Bank N.A.	5/14/2018	—	(12,565)
MXN	4,071,470	USD	225,224	Goldman Sachs International	5/18/2018	—	(8,032)
MXN	4,503,409	USD	248,424	JPMorgan Chase Bank N.A.	5/18/2018	—	(8,190)
PLN	803,000	USD	237,199	Citibank N.A.	5/25/2018	—	(8,366)
PLN	1,675,475	USD	494,817	Goldman Sachs International	5/25/2018	—	(17,354)
RON	58,015	USD	15,409	Citibank N.A.	5/25/2018	—	(378)
RON	546,358	USD	145,107	Goldman Sachs International	5/25/2018	—	(3,555)
RUB	16,700,000	USD	267,757	Citibank N.A.	5/8/2018	—	(2,721)
RUB	16,700,000	USD	267,720	Goldman Sachs International	5/8/2018	—	(2,685)
THB	11,060,342	USD	355,467	Citibank N.A.	5/11/2018	—	(4,963)
USD	231,654	BRL	786,000	JPMorgan Chase Bank N.A.	5/3/2018	$7,288	—
USD	223,919	BRL	786,000	JPMorgan Chase Bank N.A.	6/4/2018	229	—
USD	157,106	COP	440,156,900	Citibank N.A.	6/8/2018	450	—
USD	139,088	COP	387,535,194	Goldman Sachs International	6/8/2018	1,161	—
USD	155,698	COP	436,687,198	JPMorgan Chase Bank N.A.	6/8/2018	276	—
USD	94,713	CZK	1,973,039	Goldman Sachs International	5/25/2018	1,519	—
USD	9,266,681	EUR	7,460,000	Citibank N.A.	5/3/2018	257,987	—
USD	8,439,577	EUR	6,825,540	JPMorgan Chase Bank N.A.	5/11/2018	192,439	—
USD	9,103,654	EUR	7,500,000	Citibank N.A.	6/4/2018	25,957	—
USD	22,815,253	GBP	16,000,000	JPMorgan Chase Bank N.A.	5/16/2018	774,543	—
USD	628,196	IDR	8,678,534,000	Goldman Sachs International	5/9/2018	4,873	—
USD	540,502	IDR	7,475,138,000	JPMorgan Chase Bank N.A.	5/9/2018	3,610	—
USD	9,105,413	JPY	973,650,000	JPMorgan Chase Bank N.A.	5/14/2018	192,247	—
USD	17,037	MXN	313,628	Citibank N.A.	5/18/2018	306	—
USD	736,453	MXN	13,554,205	Goldman Sachs International	5/18/2018	13,404	—
USD	398,401	MXN	7,330,603	JPMorgan Chase Bank N.A.	5/18/2018	7,350	—
USD	49,665	PEN	160,900	Citibank N.A.	6/8/2018	255	—
USD	341,160	PEN	1,105,084	JPMorgan Chase Bank N.A.	6/8/2018	1,804	—
USD	955,327	RUB	54,614,155	Citibank N.A.	5/8/2018	88,580	—
USD	461,000	THB	14,493,899	Citibank N.A.	5/11/2018	1,686	—
USD	26,808	TRY	110,717	Citibank N.A.	5/23/2018	—	(274)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	361,391	TRY	1,492,201	JPMorgan Chase Bank N.A.	5/23/2018	—	$(3,606)
USD	729,031	ZAR	8,668,539	Goldman Sachs International	5/17/2018	$34,918	—
						$1,610,882	$(315,456)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,515,000	ZAR	ZAR JIBAR SAFEX	7.315%	Quarterly	Quarterly	Apr 2023	$(6)	$892	$886
								$(6)	$892	$886

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover CDSI 29 EYR DEAL	10,300,000	EUR	$ 1,202,245	5.000%	Quarterly	Jun 2023	$ (1,202,245)	$ (187,728)	$ (1,389,973)
Centrally cleared	CDX EM S29 5YR DEAL	14,150,000	USD	14,150,000	1.000%	Quarterly	Jun 2023	267,254	(3,940)	263,314
Centrally cleared	CDX HY CDSI S30 5Y DEAL	56,500,000	USD	56,500,000	5.000%	Quarterly	Jun 2023	(3,358,789)	(869,379)	(4,228,168)
				$71,852,245				$(4,293,780)	$(1,061,047)	$(5,354,827)

Derivatives Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
JIBAR	Johannesburg Interbank Agreed Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,363,441	—	$6,363,441	—
Foreign government obligations	112,454,966	—	112,454,966	—
Corporate bonds	324,297,956	—	324,297,956	—
Term loans	215,403,300	—	215,403,300	—
Collateralized mortgage obligations	109,715,558	—	109,715,558	—
Asset backed securities	88,936,550	—	88,936,550	—
Common stocks	3,208,360	$2,934,854	116,228	$157,278
Credit-linked notes	243,556	—	243,556	—
Rights	110,392	—	110,392	—
Warrants	3,803	3,675	128	—
Escrow certificates	582	—	—	582
Securities lending collateral	3,865,104	3,865,104	—	—
Short-term investments	47,534,430	46,555,647	978,783	—
Total investments in securities	$912,137,998	$53,359,280	$858,620,858	$157,860
Derivatives:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Assets
Futures	$159,833	$159,833	—	—
Forward foreign currency contracts	1,610,882	—	$1,610,882	—
Swap contracts	264,200	—	264,200	—
Liabilities
Futures	(931,367)	(931,367)	—	—
Forward foreign currency contracts	(315,456)	—	(315,456)	—
Swap contracts	(5,618,141)	—	(5,618,141)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At April 30, 2018, the fund had $85,698 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2018, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2018, the fund used interest rate swaps to gain exposure to treasuries market and temporary substitute for securities purchased.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended April 30, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q3	04/18
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		6/18

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 102.9%				$1,815,839,381
(Cost $1,815,839,381)
U.S. Government 98.0%				1,729,890,700
U.S. Treasury Bill	1.456	05-31-18	170,000,000	169,793,733
U.S. Treasury Bill	1.620	06-14-18	140,000,000	139,722,800
U.S. Treasury Bill	1.841	09-13-18	565,000,000	561,070,563
U.S. Treasury Bill (A)	1.876	08-16-18	266,000,000	264,561,712
U.S. Treasury Bill (A)	1.926	10-11-18	600,000,000	594,741,892

	Yield (%)	Shares	Value
Money market funds 4.9%			85,948,681

State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.6142(B)	85,948,681	85,948,681

Total investments (Cost $1,815,839,381) 102.9%	$1,815,839,381
Other assets and liabilities, net (2.9%)	(50,827,407)
Total net assets 100.0%	$1,765,011,974

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	92,187,022	USD	71,264,922	Barclays Bank PLC Wholesale	6/20/2018	—	$(1,852,448)
AUD	218,885,134	USD	168,554,716	Citibank N.A.	6/20/2018	—	(3,744,549)
AUD	482,718,517	USD	372,631,535	J. Aron & Company	6/20/2018	—	(9,167,292)
AUD	808,909,683	USD	630,854,772	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(21,783,988)
AUD	829,583,976	USD	647,555,005	State Street Bank and Trust Company	6/20/2018	—	(22,917,455)
CAD	44,073,117	USD	34,375,255	Barclays Bank PLC Wholesale	6/20/2018	—	(9,849)
CAD	52,508,881	USD	41,165,709	Citibank N.A.	6/20/2018	—	(222,633)
CAD	9,320,733	USD	7,207,239	Deutsche Bank AG London	6/20/2018	$60,474	—
CAD	335,538,326	USD	260,175,155	J. Aron & Company	6/20/2018	1,456,230	—
CAD	2,046,868	USD	1,609,647	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(13,630)
CAD	461,545,152	USD	359,036,036	State Street Bank and Trust Company	6/20/2018	847,434	—
EUR	149,216,151	USD	186,290,012	Barclays Bank PLC Wholesale	6/20/2018	—	(5,439,740)
EUR	31,390,136	USD	38,841,338	Citibank N.A.	6/20/2018	—	(796,431)
EUR	508,916,426	USD	631,405,723	Deutsche Bank AG London	6/20/2018	—	(14,598,001)
EUR	80,836,905	USD	99,797,659	J. Aron & Company	6/20/2018	—	(1,823,169)
EUR	479,537,065	USD	594,369,573	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(13,169,695)
EUR	184,606,068	USD	230,110,340	State Street Bank and Trust Company	6/20/2018	—	(6,367,418)
GBP	482,411,326	USD	681,910,010	Barclays Bank PLC Wholesale	6/20/2018	—	(16,214,788)
GBP	54,134,327	USD	76,897,422	Citibank N.A.	6/20/2018	—	(2,195,687)
GBP	587,020,541	USD	823,326,666	Deutsche Bank AG London	6/20/2018	—	(13,277,755)
GBP	354,371,073	USD	495,820,088	J. Aron & Company	6/20/2018	—	(6,811,814)
GBP	188,516,722	USD	269,247,634	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(9,107,222)
GBP	375,041,714	USD	534,715,479	State Street Bank and Trust Company	6/20/2018	—	(17,183,109)
JPY	13,935,494,970	USD	132,295,971	Barclays Bank PLC Wholesale	6/20/2018	—	(4,398,187)
JPY	5,885,452,461	USD	55,669,453	Citibank N.A.	6/20/2018	—	(1,653,694)
JPY	28,034,235,057	USD	264,677,810	Deutsche Bank AG London	6/20/2018	—	(7,384,004)
JPY	105,164,220,882	USD	996,021,312	J. Aron & Company	6/20/2018	—	(30,840,611)
JPY	48,871,733,671	USD	462,947,951	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(14,410,856)
JPY	22,634,071,499	USD	213,749,336	State Street Bank and Trust Company	6/20/2018	—	(6,017,383)
NOK	117,843,725	USD	15,361,945	Barclays Bank PLC Wholesale	6/20/2018	—	(647,269)
NOK	141,416,883	USD	17,798,772	Citibank N.A.	6/20/2018	—	(140,609)
NOK	5,667,006,422	USD	728,710,934	Deutsche Bank AG London	6/20/2018	—	(21,094,416)
NOK	720,987,428	USD	92,794,595	J. Aron & Company	6/20/2018	—	(2,767,767)
NOK	502,386,404	USD	65,294,435	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(2,563,446)
NZD	225,261,071	USD	162,843,560	Citibank N.A.	6/20/2018	—	(4,368,883)
NZD	409,103,820	USD	297,861,884	Deutsche Bank AG London	6/20/2018	—	(10,050,967)
NZD	166,583,921	USD	121,395,531	J. Aron & Company	6/20/2018	—	(4,201,145)
NZD	1,340,413,764	USD	971,067,482	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(28,065,495)
NZD	326,208,973	USD	236,304,815	State Street Bank and Trust Company	6/20/2018	—	(6,811,715)
SEK	998,752,849	USD	118,520,832	Citibank N.A.	6/20/2018	—	(4,042,189)
SEK	1,849,507,933	USD	218,297,891	Deutsche Bank AG London	6/20/2018	—	(6,304,346)
SEK	3,702,543,897	USD	450,311,554	J. Aron & Company	6/20/2018	—	(25,920,075)
SEK	2,155,136,410	USD	262,130,310	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(15,105,142)
SEK	408,598,666	USD	49,582,647	State Street Bank and Trust Company	6/20/2018	—	(2,748,417)
SGD	5,506,951	USD	4,198,398	Barclays Bank PLC Wholesale	6/20/2018	—	(41,025)
SGD	618,936,483	USD	471,713,949	Citibank N.A.	6/20/2018	—	(4,459,043)
SGD	51,917,226	USD	39,676,059	J. Aron & Company	6/20/2018	—	(482,088)
SGD	334,532,362	USD	255,923,533	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(3,374,376)
SGD	6,505,549	USD	4,957,808	State Street Bank and Trust Company	6/20/2018	—	(46,561)
USD	190,324,944	AUD	244,797,299	Barclays Bank PLC Wholesale	6/20/2018	6,004,140	—
USD	30,241,029	AUD	39,198,745	Citibank N.A.	6/20/2018	726,225	—
USD	306,332,551	AUD	393,699,906	Deutsche Bank AG London	6/20/2018	9,895,118	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	236,120,887	AUD	306,114,664	J. Aron & Company	6/20/2018	$5,631,003	—
USD	229,799,149	AUD	296,060,976	Morgan Stanley Capital Services, Inc.	6/20/2018	6,879,218	—
USD	60,059,385	AUD	77,878,387	State Street Bank and Trust Company	6/20/2018	1,420,638	—
USD	495,709,293	CAD	641,815,545	Barclays Bank PLC Wholesale	6/20/2018	—	$(4,737,531)
USD	11,901,970	CAD	15,258,921	Citibank N.A.	6/20/2018	4,037	—
USD	284,348,339	CAD	364,317,166	Deutsche Bank AG London	6/20/2018	277,051	—
USD	164,440,367	CAD	212,834,516	J. Aron & Company	6/20/2018	—	(1,514,413)
USD	303,787,775	CAD	395,106,990	Morgan Stanley Capital Services, Inc.	6/20/2018	—	(4,291,454)
USD	538,525,803	CAD	693,983,161	State Street Bank and Trust Company	6/20/2018	—	(2,598,000)
USD	240,170,043	EUR	194,579,631	Citibank N.A.	6/20/2018	4,339,143	—
USD	102,295	EUR	82,448	Deutsche Bank AG London	6/20/2018	2,368	—
USD	150,235,875	EUR	120,915,906	J. Aron & Company	6/20/2018	3,685,556	—
USD	171,538,492	EUR	138,665,122	Morgan Stanley Capital Services, Inc.	6/20/2018	3,476,088	—
USD	42,514,260	EUR	34,784,669	State Street Bank and Trust Company	6/20/2018	355,172	—
USD	565,651,609	GBP	403,869,438	Barclays Bank PLC Wholesale	6/20/2018	8,338,917	—
USD	11,208,240	GBP	7,926,603	Citibank N.A.	6/20/2018	270,061	—
USD	326,550,303	GBP	233,044,991	Deutsche Bank AG London	6/20/2018	4,963,871	—
USD	154,835,896	GBP	109,087,166	J. Aron & Company	6/20/2018	4,302,935	—
USD	21,085,671	GBP	14,964,210	Morgan Stanley Capital Services, Inc.	6/20/2018	436,066	—
USD	353,090,049	GBP	252,275,979	State Street Bank and Trust Company	6/20/2018	4,966,146	—
USD	17,410,013	JPY	1,895,546,992	Barclays Bank PLC Wholesale	6/20/2018	12,980	—
USD	10,188,525	JPY	1,089,619,919	Citibank N.A.	6/20/2018	188,164	—
USD	326,706,743	JPY	34,814,368,215	J. Aron & Company	6/20/2018	7,185,940	—
USD	437,861,671	JPY	46,570,554,173	Morgan Stanley Capital Services, Inc.	6/20/2018	10,444,440	—
USD	181,373,713	JPY	19,027,108,301	State Street Bank and Trust Company	6/20/2018	6,745,901	—
USD	12,629,857	NOK	98,008,672	Barclays Bank PLC Wholesale	6/20/2018	391,905	—
USD	62,756,636	NOK	486,937,913	Citibank N.A.	6/20/2018	1,954,638	—
USD	762,233,986	NOK	5,905,359,870	Deutsche Bank AG London	6/20/2018	24,855,222	—
USD	7,451,357	NOK	57,502,284	J. Aron & Company	6/20/2018	271,276	—
USD	801,557,070	NOK	6,259,453,013	Morgan Stanley Capital Services, Inc.	6/20/2018	19,964,106	—
USD	419,522,904	NOK	3,257,024,177	State Street Bank and Trust Company	6/20/2018	12,831,269	—
USD	62,996,992	NZD	86,911,014	Barclays Bank PLC Wholesale	6/20/2018	1,853,738	—
USD	187,728,029	NZD	256,500,679	Citibank N.A.	6/20/2018	7,275,801	—
USD	46,115,660	NZD	63,781,116	Deutsche Bank AG London	6/20/2018	1,244,650	—
USD	818,572,678	NZD	1,125,909,828	J. Aron & Company	6/20/2018	26,477,555	—
USD	213,780,675	NZD	295,468,494	Morgan Stanley Capital Services, Inc.	6/20/2018	5,913,981	—
USD	224,290,139	NZD	306,252,545	State Street Bank and Trust Company	6/20/2018	8,836,698	—
USD	187,299,210	SEK	1,532,285,988	Barclays Bank PLC Wholesale	6/20/2018	11,666,149	—
USD	145,762,246	SEK	1,226,044,151	Citibank N.A.	6/20/2018	5,231,112	—
USD	379,733,974	SEK	3,137,545,111	Deutsche Bank AG London	6/20/2018	20,103,556	—
USD	164,310,813	SEK	1,345,488,423	J. Aron & Company	6/20/2018	10,088,787	—
USD	460,844,998	SEK	3,786,556,568	Morgan Stanley Capital Services, Inc.	6/20/2018	26,823,853	—
USD	730,612,159	SEK	5,982,823,553	State Street Bank and Trust Company	6/20/2018	44,851,393	—
USD	65,958,159	SGD	86,715,191	Barclays Bank PLC Wholesale	6/20/2018	494,093	—
USD	211,967,914	SGD	279,542,519	Citibank N.A.	6/20/2018	932,344	—
USD	20,807,985	SGD	27,270,945	Deutsche Bank AG London	6/20/2018	220,278	—
USD	178,408,094	SGD	234,549,471	J. Aron & Company	6/20/2018	1,339,212	—
USD	789,766,653	SGD	1,037,115,136	Morgan Stanley Capital Services, Inc.	6/20/2018	6,815,334	—
USD	447,919,467	SGD	588,622,170	State Street Bank and Trust Company	6/20/2018	3,549,804	—
						$336,902,070	$(387,777,780)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2018, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q3	04/18
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		6/18

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Shares	Value
Common stocks 95.7%		$88,746,185
(Cost $76,179,115)
Consumer discretionary 23.3%		21,620,190
Household durables 6.1%
Lennar Corp., A Shares	48,254	2,552,154
Lennar Corp., B Shares	713	30,438
NVR, Inc. (A)	259	802,900
Tempur Sealy International, Inc. (A)	50,362	2,253,700
Internet and direct marketing retail 7.6%
Amazon.com, Inc. (A)	4,493	7,036,622
Leisure products 4.9%
Polaris Industries, Inc.	43,710	4,581,682
Media 2.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	78,742	2,324,464
Specialty retail 2.2%
CarMax, Inc. (A)	15,032	939,500
Group 1 Automotive, Inc.	16,813	1,098,730
Consumer staples 1.8%		1,652,173
Beverages 1.8%
Anheuser-Busch InBev SA, ADR	7,941	794,735
Diageo PLC, ADR	6,040	857,438
Energy 5.8%		5,382,938
Energy equipment and services 2.6%
National Oilwell Varco, Inc.	36,385	1,407,008
Schlumberger, Ltd.	15,069	1,033,131
Oil, gas and consumable fuels 3.2%
Cheniere Energy, Inc. (A)	29,322	1,705,368
Kinder Morgan, Inc.	12,530	198,225
Suncor Energy, Inc.	27,183	1,039,206
Financials 24.1%		22,386,155
Banks 9.2%
Bank of America Corp.	151,869	4,543,920
Citigroup, Inc.	58,201	3,973,382
Capital markets 13.3%
Affiliated Managers Group, Inc.	22,287	3,674,235
FactSet Research Systems, Inc.	2,425	458,592
Greenhill & Company, Inc.	52,686	1,069,526
Morgan Stanley	63,116	3,258,048
The Goldman Sachs Group, Inc.	16,238	3,870,003
Consumer finance 1.6%
American Express Company	11,142	1,100,273
Synchrony Financial	13,210	438,176
Health care 3.9%		3,627,072
Biotechnology 2.6%
Amgen, Inc.	14,023	2,446,733
Pharmaceuticals 1.3%
Allergan PLC	7,682	1,180,339
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 11.3%		$10,474,179
Electrical equipment 1.8%
Regal Beloit Corp.	10,128	721,114
Sensata Technologies Holding PLC (A)	18,785	952,775
Industrial conglomerates 5.9%
General Electric Company	388,397	5,464,745
Machinery 0.6%
The Manitowoc Company, Inc. (A)	6,563	161,778
Welbilt, Inc. (A)	20,340	389,714
Professional services 2.5%
IHS Markit, Ltd. (A)	46,711	2,294,911
Trading companies and distributors 0.5%
United Rentals, Inc. (A)	1,904	285,600
WESCO International, Inc. (A)	3,418	203,542
Information technology 21.9%		20,301,545
Internet software and services 12.8%
Alphabet, Inc., Class A (A)	3,381	3,443,819
Cargurus, Inc. (A)	95,370	2,948,840
Facebook, Inc., Class A (A)	12,453	2,141,916
Twitter, Inc. (A)	108,321	3,283,210
Software 2.8%
Workday, Inc., Class A (A)	21,065	2,629,755
Technology hardware, storage and peripherals 6.3%
Apple, Inc.	35,423	5,854,005
Materials 1.4%		1,301,848
Paper and forest products 1.4%
Louisiana-Pacific Corp.	45,953	1,301,848
Real estate 2.2%		2,000,085
Equity real estate investment trusts 1.7%
American Tower Corp.	11,251	1,534,186
Real estate management and development 0.5%
Five Point Holdings LLC, Class A (A)	35,030	465,899

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.9%				$3,615,553
(Cost $3,615,553)
U.S. Government Agency 2.0%				1,882,000
Federal Home Loan Bank Discount Note	1.580	05-01-18	1,882,000	1,882,000

	Yield (%)	Shares	Value
Money market funds 0.1%			63,553
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6333(B)	63,553	63,553

	Par value^	Value
Repurchase agreement 1.8%		1,670,000
Barclays Tri-Party Repurchase Agreement dated 4-30-18 at 1.700% to be repurchased at $1,670,079 on 5-1-18, collateralized by $1,797,600 U.S. Treasury Notes, 2.000% due 2-15-25 (valued at $1,703,554, including interest)	1,670,000	1,670,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Total investments (Cost $79,794,668) 99.6%	$92,361,738
Other assets and liabilities, net 0.4%	350,647
Total net assets 100.0%	$92,712,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for discount notes and repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q3	04/18
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		6/18

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Shares	Value
Common stocks 98.7%		$749,756,327
(Cost $651,881,563)
Consumer discretionary 8.1%		61,417,310
Auto components 0.5%
Adient PLC	61,405	3,763,512
Household durables 3.2%
Lennar Corp., A Shares	275,044	14,547,077
Lennar Corp., B Shares	5,732	244,699
Tempur Sealy International, Inc. (A)	208,893	9,347,962
Media 1.3%
Twenty-First Century Fox, Inc., Class A	269,545	9,854,565
Specialty retail 2.0%
AutoZone, Inc. (A)	12,773	7,976,994
Group 1 Automotive, Inc.	116,859	7,636,736
Textiles, apparel and luxury goods 1.1%
Cie Financiere Richemont SA	84,640	8,045,765
Consumer staples 4.6%		34,981,869
Beverages 2.6%
Anheuser-Busch InBev SA, ADR	108,196	10,828,256
Heineken Holding NV	91,205	9,258,264
Food products 1.1%
Danone SA	98,425	7,972,995
Tobacco 0.9%
Imperial Brands PLC	193,472	6,922,354
Energy 10.7%		80,993,100
Energy equipment and services 2.6%
National Oilwell Varco, Inc.	516,140	19,959,134
Oil, gas and consumable fuels 8.1%
Chevron Corp.	138,512	17,329,236
Exxon Mobil Corp.	277,652	21,587,443
Kinder Morgan, Inc.	605,354	9,576,700
Suncor Energy, Inc.	328,030	12,540,587
Financials 32.7%		248,609,100
Banks 15.7%
Bank of America Corp.	1,499,197	44,855,974
CIT Group, Inc.	268,170	14,199,602
Citigroup, Inc.	545,402	37,234,595
JPMorgan Chase & Co.	211,947	23,055,595
Capital markets 10.6%
Affiliated Managers Group, Inc.	101,479	16,729,828
Morgan Stanley	592,540	30,586,915
The Goldman Sachs Group, Inc.	140,354	33,450,569
Consumer finance 4.9%
American Express Company	220,414	21,765,883
Synchrony Financial	471,533	15,640,750
Insurance 1.5%
Prudential Financial, Inc.	104,302	11,089,389
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 12.6%		$95,609,679
Biotechnology 5.6%
Amgen, Inc.	21,585	3,766,151
Biogen, Inc. (A)	36,629	10,021,694
Gilead Sciences, Inc.	130,174	9,402,468
Shire PLC, ADR	121,908	19,435,792
Health care equipment and supplies 3.1%
Danaher Corp.	86,818	8,709,582
Medtronic PLC	179,989	14,422,519
Health care providers and services 0.5%
Patterson Companies, Inc.	162,723	3,788,191
Pharmaceuticals 3.4%
Allergan PLC	65,166	10,012,756
Merck & Company, Inc.	186,819	10,998,035
Novartis AG, ADR	65,882	5,052,491
Industrials 14.5%		110,256,128
Aerospace and defense 3.7%
L3 Technologies, Inc.	44,176	8,653,195
United Technologies Corp.	159,889	19,210,663
Industrial conglomerates 6.0%
General Electric Company	3,228,877	45,430,299
Machinery 0.4%
Parker-Hannifin Corp.	21,189	3,488,133
Professional services 0.5%
Nielsen Holdings PLC	112,080	3,524,916
Road and rail 3.0%
Union Pacific Corp.	171,758	22,952,022
Trading companies and distributors 0.9%
United Rentals, Inc. (A)	46,646	6,996,900
Information technology 13.4%		102,067,704
Communications equipment 1.3%
Cisco Systems, Inc.	223,684	9,906,964
Internet software and services 2.6%
eBay, Inc. (A)	522,652	19,798,058
Software 4.4%
Microsoft Corp.	238,007	22,258,413
Oracle Corp.	254,521	11,623,974
Technology hardware, storage and peripherals 5.1%
Apple, Inc.	232,847	38,480,295
Materials 2.1%		15,821,437
Chemicals 2.1%
LyondellBasell Industries NV, Class A	149,640	15,821,437

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%				$9,100,000
(Cost $9,100,000)
U.S. Government Agency 0.6%				4,740,000
Federal Home Loan Bank Discount Note	1.580	05-01-18	4,740,000	4,740,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	3

	Par value^	Value
Repurchase agreement 0.6%		4,360,000
Barclays Tri-Party Repurchase Agreement dated 4-30-18 at 1.700% to be repurchased at $4,202,198 on 5-1-18, collateralized by $4,522,900 U.S. Treasury Notes, 2.000% due 2-15-25 (valued at $4,286,273, including interest)	4,202,000	4,202,000
Repurchase Agreement with State Street Corp. dated 4-30-18 at 0.740% to be repurchased at $158,003 on 5-1-18, collateralized by $170,000 U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $163,848, including interest)	158,000	158,000

Total investments (Cost $660,981,563) 99.9%	$758,856,327
Other assets and liabilities, net 0.1%	654,774
Total net assets 100.0%	$759,511,101

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$61,417,310	$53,371,545	$8,045,765	—
Consumer staples	34,981,869	10,828,256	24,153,613	—
Energy	80,993,100	80,993,100	—	—
Financials	248,609,100	248,609,100	—	—
Health care	95,609,679	95,609,679	—	—
Industrials	110,256,128	110,256,128	—	—
Information technology	102,067,704	102,067,704	—	—
Materials	15,821,437	15,821,437	—	—
Short-term investments	9,100,000	—	9,100,000	—
Total investments in securities	$758,856,327	$717,556,949	$41,299,378	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       5

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.
       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q3	04/18
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		6/18

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Shares	Value
Exchange-traded funds 3.4%		$353,952
(Cost $355,888)
iShares MSCI South Korea Capped ETF	3,160	238,896
iShares MSCI Brazil Capped ETF	2,720	115,056

	Contracts/Notional amount	Value
Purchased options 0.4%		$45,395
(Cost $70,912)
Calls 0.1%		10,802
Exchange Traded Option on 10 Year U.S. Treasury Note Futures Option (Expiration Date: 5-25-18; Strike Price: $121.00; Notional Amount: 50,000) (A)	50	3,906
Exchange Traded Option on SPDR S&P 500 ETF Trust (Expiration Date: 9-21-18; Strike Price: $270.00; Notional Amount: 100) (A)	1	703
Over the Counter Option on the CAD vs. JPY (Expiration Date: 7-3-18; Strike Price: CAD 83.50; Counterparty: Citibank N.A.) (A)(B)	325,000	6,193
Puts 0.3%		34,593
Exchange Traded Option on E-Mini S&P 500 Future (Expiration Date: 5-31-18; Strike Price: $2,500.00; Notional Amount: 1,400) (A)	28	12,600
Exchange Traded Option on SPDR S&P Retail ETF (Expiration Date: 9-21-18; Strike Price: $44.00; Notional Amount: 800) (A)	8	1,384
Over the Counter Option on the EUR vs. USD (Expiration Date: 10-17-18; Strike Price: EUR 1.22; Counterparty: Morgan Stanley & Company, Inc.) (A)(B)	1,000,000	20,609

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 95.5%				$10,018,402
(Cost $10,020,884)
Commercial paper 90.5%				9,489,798
Apple, Inc.	1.820	05-17-18	500,000	499,583
Basf Aktiengesellsch	1.850	05-01-18	500,000	499,328
Cargill Global Funding PLC	1.740	05-07-18	500,000	499,855
CPPIB Capital, Inc.	1.850	05-11-18	500,000	499,729
Credit Suisse New York	1.780	05-09-18	500,000	499,802
Danske Corp.	2.030	05-07-18	500,000	499,134
Exxon Mobil Corp.	1.790	05-08-18	500,000	499,804
Henkel Corp.	1.950	06-05-18	500,000	499,040
JP Morgan Securities LLC	2.260	06-18-18	500,000	497,695
Koch Resources LLC	1.840	05-15-18	500,000	499,625
L'Oreal USA, Inc.	1.840	05-07-18	500,000	499,831
MUFG Securities Americas, Inc.	1.890	06-01-18	500,000	499,186
Nestle France SAS	1.740	05-02-18	1,000,000	999,908
Novartis Finance Corp.	1.850	05-17-18	500,000	499,576
One Gas, Inc.	1.760	05-08-18	500,000	499,829
Telstra Corp., Ltd.	2.030	06-18-18	500,000	498,513
Unilever Capital Corp.	1.650	05-01-18	500,000	500,000
Unilever Capital Corp.	1.830	05-25-18	500,000	499,360

	Yield (%)	Shares	Value
Money market funds 5.0%			528,604

State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6333(C)	528,604	528,604

Total investments (Cost $10,447,684) 99.3%	$10,417,749
Other assets and liabilities, net 0.7%	74,899
Total net assets 100.0%	$10,492,648

2	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	For this type of option, notional amounts are equivalent to number of contracts.
(C)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 4-30-18:
United States	76.0%
Canada	4.9%
Germany	4.9%
Switzerland	4.8%
Japan	4.7%
Australia	4.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	7	Long	Jun 2018	$550,881	$540,330	$(10,551)
SGX Nifty 50 Index Futures	3	Long	May 2018	63,485	64,710	1,225
10-Year U.S. Treasury Note Futures	42	Short	Jun 2018	(5,022,413)	(5,024,250)	(1,837)
MSCI Emerging Markets Index Futures	6	Short	Jun 2018	(354,169)	(345,660)	8,509
S&P 500 Index E-Mini Futures	4	Short	Jun 2018	(528,329)	(529,400)	(1,071)
						$(3,725)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,625,000	USD	1,273,528	Australia and New Zealand Banking Group	6/20/2018	—	$(49,981)
CAD	460,000	NOK	2,785,567	HSBC Bank USA	6/20/2018	$10,856	—
CAD	410,000	SEK	2,621,005	State Street Bank and Trust Company	6/20/2018	19,268	—
EUR	490,000	GBP	430,661	State Street Bank and Trust Company	6/20/2018	—	(402)
EUR	656,000	USD	820,443	Citibank N.A.	6/20/2018	—	(25,369)
NOK	2,749,593	CAD	460,000	Goldman Sachs Bank USA	6/20/2018	—	(15,348)
SEK	2,564,378	CAD	410,000	State Street Bank and Trust Company	6/20/2018	—	(25,759)
USD	1,268,500	AUD	1,625,000	Australia and New Zealand Banking Group	6/20/2018	44,952	—
USD	811,499	EUR	656,000	Citibank N.A.	6/20/2018	16,426	—
USD	275,000	JPY	29,370,462	HSBC Bank USA	6/20/2018	5,443	—
						$96,945	$(116,859)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange - Traded	SPDR S&P Retail ETF	USD	44.00	Sep 2018	8	800	$2,438	$(2,460)
							$2,438	$(2,460)
Puts
Exchange - Traded	SPDR S&P 500 ETF TRUST	USD	270.00	Sep 2018	1	100	$1,210	$(1,214)
							$1,210	$(1,214)
							$3,648	$(3,674)

Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
S&P 500 Index E-Mini Futures	USD	2,400.00	May 2018	28	1,400	$31,794	$(5,390)
						$31,794	$(5,390)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Canadian Dollar versus Japanese Yen	Citibank N.A.	CAD	86.50	Jul 2018	325,000	726	(1,576)
						$726	$(1,576)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded funds held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m ET., or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Exchange-traded funds	$353,952	$353,952	—	—
Purchased options	45,395	18,593	$26,802	—
Short-term investments	10,018,402	528,604	9,489,798	—
Total investments in securities	$10,417,749	$901,149	$9,516,600	—
Derivatives:
Assets
Forward foreign currency contracts	$96,945	—	$96,945	—
Futures	9,734	$9,734	—	—
Liabilities
Futures	(13,459)	(13,459)	—	—
Forward foreign currency contracts	(116,859)	—	(116,859)	—
Written options	(10,640)	(9,064)	(1,576)	—

       6

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2018, the fund used futures contracts to maintain diversity of the fund, manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended April 30, 2018, the fund used purchased options to manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased or to be purchased.

During the period ended April 30, 2018, the fund wrote option contracts to manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased or to be purchased.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q3	04/18
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		6/18

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Shares	Value
Common stocks 46.6%		$2,051,521,440
(Cost $1,883,770,336)
Australia 0.4%		15,688,200
Dexus	588,685	4,186,450
Goodman Group	444,036	3,021,008
Mirvac Group	1,669,478	2,801,676
Scentre Group	786,642	2,377,628
Stockland	446,212	1,387,006
The GPT Group	527,959	1,914,432
Belgium 0.6%		26,256,171
Anheuser-Busch InBev SA	42,604	4,232,005
KBC Group NV	124,288	10,805,585
Umicore SA	201,706	11,218,581
Bermuda 0.1%		2,256,269
Marvell Technology Group, Ltd.	112,476	2,256,269
Canada 0.2%		7,630,645
Alimentation Couche-Tard, Inc., Class B	30,886	1,335,318
Canadian Apartment Properties REIT	78,764	2,272,221
RioCan Real Estate Investment Trust	148,024	2,691,974
SmartCentres Real Estate Investment Trust	59,344	1,331,132
China 0.0%		722,753
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	722,753
Denmark 1.1%		49,333,308
A.P. Moller - Maersk A/S, Series B	3,753	6,012,289
Coloplast A/S, B Shares	81,447	6,899,672
Danske Bank A/S	528,171	18,381,477
Novo Nordisk A/S, B Shares	236,687	11,130,904
Pandora A/S	62,193	6,908,966
Finland 0.9%		41,148,235
Kesko OYJ, B Shares	127,654	7,495,810
Kone OYJ, Class B	178,594	8,869,932
Nokia OYJ	1,446,747	8,680,783
Sampo OYJ, A Shares	163,683	8,852,236
Stora Enso OYJ, R Shares	367,535	7,249,474
France 5.2%		230,869,139
AXA SA	479,262	13,706,229
BNP Paribas SA	590,073	45,553,184
Cie Generale des Etablissements Michelin SCA	74,106	10,420,988
Credit Agricole SA	775,284	12,766,860
Gecina SA	40,759	7,065,580
Klepierre SA	249,763	10,222,479
Natixis SA	532,989	4,377,404
Orange SA	561,841	10,214,047
Societe Generale SA	592,099	32,404,812
Suez	655,873	9,458,721
Thales SA	43,700	5,539,347
TOTAL SA	836,091	52,549,708
Unibail-Rodamco SE	34,819	8,358,980
Vivendi SA	312,107	8,230,800
2	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany 3.8%		$167,929,627
Allianz SE	36,375	8,603,544
BASF SE	167,965	17,475,637
Bayer AG	118,720	14,189,347
Commerzbank AG (C)	1,198,901	15,446,175
Covestro AG (A)	61,590	5,596,359
Deutsche Bank AG	2,059,853	28,160,930
Deutsche Post AG	293,229	12,727,425
Deutsche Telekom AG	653,393	11,436,727
Deutsche Wohnen SE	156,671	7,394,016
E.ON SE	758,428	8,304,597
LEG Immobilien AG	26,542	3,060,373
Muenchener Rueckversicherungs-Gesellschaft AG	17,077	3,908,278
Siemens AG	122,410	15,545,420
thyssenkrupp AG	253,856	6,602,970
TUI AG	284,611	6,436,218
Vonovia SE	60,705	3,041,611
Hong Kong 0.4%		17,952,592
China Metal Recycling Holdings, Ltd. (B)(C)	1,799,400	0
CK Asset Holdings, Ltd.	699,214	6,036,291
Hang Lung Properties, Ltd.	507,311	1,200,589
Hongkong Land Holdings, Ltd.	197,466	1,427,134
Link REIT	400,211	3,537,117
New World Development Company, Ltd.	999,329	1,465,537
Sun Hung Kai Properties, Ltd.	266,133	4,285,924
Ireland 0.5%		20,995,165
Allegion PLC	23,971	1,850,082
CRH PLC	311,898	11,075,924
Ryanair Holdings PLC, ADR (C)	73,376	8,069,159
Italy 3.9%		172,241,762
Atlantia SpA	249,466	8,257,279
Banco BPM SpA (C)	2,615,360	9,486,799
Enel SpA	2,476,279	15,708,803
Eni SpA	1,554,926	30,396,293
Intesa Sanpaolo SpA	11,843,059	45,050,426
Mediobanca Banca di Credito Finanziario SpA	678,293	8,219,218
UniCredit SpA	2,211,569	47,946,607
Unione di Banche Italiane SpA	1,393,270	7,176,337
Japan 0.6%		26,575,158
Hulic Company, Ltd.	148,084	1,593,448
Japan Hotel REIT Investment Corp.	1,124	850,433
Japan Retail Fund Investment Corp.	1,145	2,146,643
LaSalle Logiport REIT	796	817,361
Mitsubishi Estate Company, Ltd.	235,997	4,312,267
Mitsui Fudosan Company, Ltd.	193,524	4,957,204
Nippon Building Fund, Inc.	530	2,978,120
Nomura Real Estate Master Fund, Inc.	1,758	2,457,428
Orix JREIT, Inc.	954	1,454,199
Sumitomo Realty & Development Company, Ltd.	67,688	2,688,785
United Urban Investment Corp.	1,510	2,319,270
Jersey, Channel Islands 0.2%		7,955,033
Phoenix Group Holdings	736,424	7,955,033
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	3

	Shares	Value
Netherlands 3.1%		$134,637,015
ABN AMRO Group NV (A)	281,340	8,724,691
ASML Holding NV	68,681	13,075,731
ING Groep NV	2,754,856	46,420,692
Koninklijke KPN NV	2,802,279	8,721,339
Philips Lighting NV (A)	181,730	5,526,743
Royal Dutch Shell PLC, A Shares (Euronext Exchange)	860,515	30,112,615
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	585,726	20,378,251
Wereldhave NV	41,734	1,676,953
Portugal 0.1%		4,855,337
Galp Energia SGPS SA	252,974	4,855,337
Singapore 0.1%		5,354,997
CapitaLand Commercial Trust	2,225,421	3,040,365
City Developments, Ltd.	243,571	2,314,632
Spain 4.9%		215,630,447
Amadeus IT Group SA	58,540	4,271,062
Banco Bilbao Vizcaya Argentaria SA	4,725,365	38,237,872
Banco de Sabadell SA	3,069,592	6,006,841
Banco Santander SA	12,365,359	79,891,548
Bankia SA	1,435,097	6,296,641
Bankinter SA	1,493,723	15,611,086
CaixaBank SA	3,667,471	17,834,423
Hispania Activos Inmobiliarios SOCIMI SA	58,968	1,250,201
Industria de Diseno Textil SA	197,992	6,137,387
Inmobiliaria Colonial Socimi SA	317,109	3,684,774
Merlin Properties Socimi SA	394,561	6,087,997
Neinor Homes SA (A)(C)	46,991	909,704
Repsol SA	1,541,227	29,410,911
Sweden 1.0%		45,675,971
Assa Abloy AB, B Shares	304,202	6,375,138
Castellum AB	93,782	1,515,956
Fabege AB	244,874	2,819,463
Hufvudstaden AB, A Shares	88,872	1,304,274
Nordea Bank AB	1,182,779	12,029,636
Securitas AB, B Shares	227,408	3,674,527
Swedbank AB, A Shares	589,043	12,795,944
Swedish Match AB	115,047	5,161,033
Switzerland 2.3%		99,389,101
Glencore PLC (C)	1,239,194	5,969,233
Nestle SA	336,422	26,062,644
Novartis AG	203,754	15,683,825
Partners Group Holding AG	14,657	10,690,385
Roche Holding AG	89,374	19,857,783
Zurich Insurance Group AG	66,133	21,125,231
United Kingdom 6.5%		287,713,330
Anglo American PLC	470,179	11,063,038
AstraZeneca PLC	51,514	3,606,125
Aviva PLC	750,448	5,452,544
Babcock International Group PLC	243,308	2,455,889
Barratt Developments PLC	604,730	4,637,138
Bellway PLC	94,177	4,291,331
BP PLC	7,246,862	53,829,790
4	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	356,147	$19,533,902
BT Group PLC	776,097	2,663,847
Delphi Technologies PLC	29,993	1,451,961
Derwent London PLC	50,660	2,221,942
Direct Line Insurance Group PLC	1,104,167	5,673,564
Dixons Carphone PLC	1,157,935	3,228,808
DS Smith PLC	736,900	5,278,829
GlaxoSmithKline PLC	788,322	15,811,608
Hammerson PLC	350,298	2,640,702
HSBC Holdings PLC	1,799,825	17,919,144
Imperial Brands PLC	229,694	8,218,423
Inchcape PLC	604,411	6,038,324
Johnson Matthey PLC	116,674	5,273,046
National Grid PLC	614,228	7,106,636
Prudential PLC	416,646	10,713,729
Reckitt Benckiser Group PLC	100,083	7,851,370
RELX PLC	400,454	8,558,961
Rio Tinto PLC	230,136	12,543,861
Segro PLC	916,295	8,131,035
Severn Trent PLC	182,326	4,854,969
Standard Chartered PLC	940,271	9,876,703
TechnipFMC PLC	109,308	3,587,001
The British Land Company PLC	341,918	3,157,603
The Sage Group PLC	478,964	4,165,895
Unilever NV	222,636	12,763,389
Vodafone Group PLC	4,493,205	13,112,223
United States 10.7%		470,711,185
AbbVie, Inc.	26,094	2,519,376
Adobe Systems, Inc. (C)	17,901	3,966,862
Alexandria Real Estate Equities, Inc.	91,406	11,386,445
Allergan PLC	11,436	1,757,141
Alphabet, Inc., Class A (C)	2,067	2,105,405
Alphabet, Inc., Class C (C)	4,730	4,811,971
Altria Group, Inc.	17,460	979,681
Amazon.com, Inc. (C)	2,840	4,447,809
American International Group, Inc.	57,065	3,195,640
American Tower Corp.	93,503	12,750,069
AmerisourceBergen Corp.	16,634	1,506,708
Anthem, Inc.	6,760	1,595,292
Apple, Inc.	38,227	6,317,394
AvalonBay Communities, Inc.	53,343	8,694,909
Bank of America Corp.	127,630	3,818,690
Boston Properties, Inc.	41,682	5,060,612
Boston Scientific Corp. (C)	142,160	4,082,835
Brixmor Property Group, Inc.	161,281	2,401,474
Broadcom, Inc.	15,968	3,663,379
Burlington Stores, Inc. (C)	8,627	1,171,978
Camden Property Trust	23,738	2,027,225
Celanese Corp., Series A	25,109	2,728,595
CenturyLink, Inc.	44,170	820,679
Chevron Corp.	271,405	33,955,480
Cisco Systems, Inc.	65,076	2,882,216
Citigroup, Inc.	35,905	2,451,234
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	5

	Shares	Value
United States (continued)
CMS Energy Corp.	92,972	$4,387,349
Comcast Corp., Class A	70,745	2,220,686
Constellation Brands, Inc., Class A	7,858	1,831,936
CSX Corp.	78,502	4,662,234
DCT Industrial Trust, Inc.	89,515	5,869,499
DDR Corp.	225,302	1,633,440
Devon Energy Corp.	53,232	1,933,919
Digital Realty Trust, Inc.	82,566	8,726,401
Dollar Tree, Inc. (C)	15,760	1,511,226
Douglas Emmett, Inc.	134,080	4,997,162
DowDuPont, Inc.	64,545	4,081,826
Duke Realty Corp.	198,531	5,380,190
Electronic Arts, Inc. (C)	21,822	2,574,560
EOG Resources, Inc.	24,943	2,947,514
Equinix, Inc.	14,048	5,911,258
Equity LifeStyle Properties, Inc.	49,806	4,440,703
Essex Property Trust, Inc.	28,226	6,765,490
Evercore, Inc., Class A	13,905	1,407,881
Extra Space Storage, Inc.	70,126	6,282,588
Exxon Mobil Corp.	367,079	28,540,392
Facebook, Inc., Class A (C)	20,284	3,488,848
Federal Realty Investment Trust	55,947	6,481,460
First Data Corp., Class A (C)	61,965	1,121,567
First Republic Bank	33,893	3,147,643
General Dynamics Corp.	13,699	2,757,746
Halliburton Company	47,701	2,527,676
Highwoods Properties, Inc.	78,120	3,438,842
Hilton Worldwide Holdings, Inc.	51,559	4,064,912
Host Hotels & Resorts, Inc.	306,152	5,988,333
Hudson Pacific Properties, Inc.	139,048	4,570,508
Intercontinental Exchange, Inc.	36,178	2,621,458
Invitation Homes, Inc.	256,382	5,932,679
Johnson & Johnson	40,236	5,089,452
JPMorgan Chase & Co.	22,211	2,416,113
Kimco Realty Corp.	106,967	1,552,091
Lear Corp.	5,071	948,125
Marriott International, Inc., Class A	26,248	3,587,577
Martin Marietta Materials, Inc.	7,628	1,485,706
Mastercard, Inc., Class A	30,742	5,480,376
McDonald's Corp.	24,322	4,072,476
Microsoft Corp.	38,579	3,607,908
Mid-America Apartment Communities, Inc.	18,181	1,662,834
Mohawk Industries, Inc. (C)	8,543	1,793,005
Mondelez International, Inc., Class A	62,147	2,454,807
National Retail Properties, Inc.	95,260	3,623,690
NextEra Energy, Inc.	24,269	3,977,932
NVIDIA Corp.	7,645	1,719,361
Occidental Petroleum Corp.	401,146	30,992,540
Oracle Corp.	44,667	2,039,942
Owens Corning	17,390	1,138,871
PepsiCo, Inc.	12,075	1,218,851
Pfizer, Inc.	50,533	1,850,013
Philip Morris International, Inc.	14,692	1,204,744
Prologis, Inc.	219,639	14,256,767
6	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Public Storage	17,221	$3,474,853
Raytheon Company	14,309	2,932,486
Realty Income Corp.	69,421	3,506,455
Regency Centers Corp.	121,528	7,151,923
Retail Properties of America, Inc., Class A	126,670	1,461,772
Simon Property Group, Inc.	85,859	13,423,175
SL Green Realty Corp.	52,051	5,087,465
Steel Dynamics, Inc.	21,094	945,222
SunTrust Banks, Inc.	28,486	1,902,865
Taubman Centers, Inc.	75,452	4,223,803
The Boeing Company	5,128	1,710,496
The Charles Schwab Corp.	45,763	2,548,084
The Goldman Sachs Group, Inc.	10,354	2,467,669
The Home Depot, Inc.	17,757	3,281,494
The Kraft Heinz Company	32,220	1,816,564
The TJX Companies, Inc.	19,800	1,680,030
Time Warner, Inc.	17,456	1,654,829
UDR, Inc.	86,757	3,136,266
UnitedHealth Group, Inc.	22,001	5,201,036
Ventas, Inc.	75,816	3,898,459
Vertex Pharmaceuticals, Inc. (C)	9,357	1,433,118
Vornado Realty Trust	91,028	6,192,635
Welltower, Inc.	184,973	9,884,957
Yum! Brands, Inc.	24,975	2,175,323

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.7%					$249,485,928
(Cost $249,645,326)
United States 5.7%					249,485,928
U.S. Treasury
Treasury Inflation Protected Security (D)	0.625	02-15-43		17,124,300	17,378,376
Treasury Inflation Protected Security (D)	0.750	02-15-42		28,545,600	30,456,041
Treasury Inflation Protected Security	0.750	02-15-45		23,687,600	23,987,597
Treasury Inflation Protected Security	0.875	02-15-47		30,865,300	31,406,446
Treasury Inflation Protected Security (D)	1.000	02-15-46		20,076,900	21,466,129
Treasury Inflation Protected Security	1.000	02-15-48		963,100	991,746
Treasury Inflation Protected Security (D)	1.375	02-15-44		22,405,800	26,448,755
Treasury Inflation Protected Security	2.125	02-15-40		8,415,400	12,154,040
Treasury Inflation Protected Security	2.125	02-15-41		16,392,000	23,512,334
Treasury Inflation Protected Security	2.500	01-15-29		8,827,300	12,016,071
Treasury Inflation Protected Security	3.375	04-15-32		8,086,400	15,098,995

Treasury Inflation Protected Security	3.875	04-15-29		17,312,700	34,569,398
Foreign government obligations 6.3%					$276,829,774
(Cost $273,166,085)
Argentina 0.2%					7,929,401
Provincia de Buenos Aires Bond (Argentina Deposit Rate Badlar Private Banks + 3.830%) (E)	26.667	05-31-22	ARS	51,214,000	2,602,515
Republic of Argentina Bond (7 day Argentina Central Bank Repo Reference Rate) (E)	28.875	06-21-20	ARS	101,741,980	5,326,886
Brazil 0.8%					35,496,160
Federative Republic of Brazil
Inflation Linked Note	6.000	05-15-45	BRL	2,534,000	2,511,928
Inflation Linked Note	6.000	08-15-50	BRL	2,218,000	2,178,851
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Note	10.000	01-01-23	BRL	74,552,000	$22,829,039
Note	10.000	01-01-25	BRL	26,310,000	7,976,342
Colombia 0.6%					23,919,682
Republic of Colombia
Bond	7.000	05-04-22	COP	17,454,800,000	6,555,156
Bond	7.750	09-18-30	COP	15,929,800,000	6,212,120
Bond	10.000	07-24-24	COP	25,927,900,000	11,152,406
Czech Republic 0.3%					12,670,136
Czech Republic
Bond	0.450	10-25-23	CZK	141,760,000	6,401,173
Bond	2.400	09-17-25	CZK	124,970,000	6,268,963
Dominican Republic 0.1%					5,043,288
Government of Dominican Republic
Bond (A)	8.900	02-15-23	DOP	56,400,000	1,177,454
Bond (A)	11.250	02-05-27	DOP	173,600,000	3,865,834
Indonesia 0.9%					41,001,337
Republic of Indonesia
Bond	7.000	05-15-22	IDR	88,314,000,000	6,443,034
Bond	7.000	05-15-27	IDR	165,107,000,000	11,956,536
Bond	7.500	08-15-32	IDR	83,193,000,000	6,090,355
Bond	8.250	07-15-21	IDR	32,921,000,000	2,484,604
Bond	8.250	05-15-36	IDR	103,505,000,000	7,971,652
Bond	8.375	09-15-26	IDR	77,894,000,000	6,055,156
Malaysia 0.6%					26,575,757
Government of Malaysia
Bond	3.492	03-31-20	MYR	11,108,000	2,827,264
Bond	3.580	09-28-18	MYR	20,141,000	5,136,189
Bond	3.654	10-31-19	MYR	13,857,000	3,533,395
Bond	3.759	03-15-19	MYR	5,997,000	1,531,869
Bond	4.059	09-30-24	MYR	18,441,000	4,731,307
Bond	4.160	07-15-21	MYR	10,732,000	2,766,547
Bond	4.181	07-15-24	MYR	9,863,000	2,525,539
Bond	4.378	11-29-19	MYR	13,665,000	3,523,647
Mexico 0.8%					33,923,427
Government of Mexico
Bond	5.000	12-11-19	MXN	175,089,600	9,033,165
Bond	6.500	06-09-22	MXN	233,753,800	12,107,245
Bond	7.500	06-03-27	MXN	94,170,100	5,037,750
Bond	8.000	11-07-47	MXN	106,897,700	5,929,771
Bond	10.000	12-05-24	MXN	29,843,200	1,815,496
Peru 0.2%					8,454,985
Republic of Peru
Bond	6.900	08-12-37	PEN	9,302,000	3,159,740
Bond	8.200	08-12-26	PEN	14,178,000	5,295,245
Poland 0.5%					23,008,732
Republic of Poland
Bond	1.500	04-25-20	PLN	36,326,000	10,340,622
Bond	5.250	10-25-20	PLN	36,135,000	11,205,376
Bond	5.500	10-25-19	PLN	4,842,000	1,462,734
South Africa 0.6%					27,434,764
Republic of South Africa
Bond	7.750	02-28-23	ZAR	104,373,000	8,400,850
8	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Bond	8.000	01-31-30	ZAR	65,569,000	$5,030,386
Bond	8.250	03-31-32	ZAR	43,052,000	3,310,252
Bond	8.750	02-28-48	ZAR	94,090,000	7,314,888
Bond	9.000	01-31-40	ZAR	42,254,000	3,378,388
Thailand 0.5%					22,268,458
Kingdom of Thailand
Bond	1.250	03-12-28	THB	439,960,000	13,785,023
Bond	3.650	12-17-21	THB	98,760,000	3,341,230
Bond	3.875	06-13-19	THB	158,093,000	5,142,205
Turkey 0.1%					3,436,738
Republic of Turkey Bond	9.200	09-22-21	TRY	15,730,000	3,436,738
Uruguay 0.1%					5,666,909
Republic of Uruguay
Bond	4.375	12-15-28	UYU	51,360,000	3,244,511

Bond (A)	9.875	06-20-22	UYU	66,222,000	2,422,398
Corporate bonds 6.9%					$302,868,569
(Cost $301,332,847)
Australia 0.0%					1,124,083
BHP Billiton Finance, Ltd. (6.500% to 10-22-22, then 5 Year British Pound Swap Rate + 4.817%)	6.500	10-22-77	GBP	710,000	1,124,083
Brazil 0.0%					386,423
Petrobras Global Finance BV	6.125	01-17-22		366,000	386,423
Canada 0.3%					12,098,581
Clearwater Seafoods, Inc. (A)	6.875	05-01-25		1,297,000	1,238,635
First Quantum Minerals, Ltd. (A)	6.875	03-01-26		989,000	939,550
First Quantum Minerals, Ltd. (A)	7.000	02-15-21		973,000	975,170
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		1,182,000	1,191,692
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		607,000	600,202
Mattamy Group Corp. (A)	6.875	12-15-23		1,898,000	1,950,195
Mercer International, Inc. (A)	5.500	01-15-26		298,000	292,785
Mercer International, Inc.	6.500	02-01-24		468,000	486,720
Mercer International, Inc.	7.750	12-01-22		357,000	375,743
NOVA Chemicals Corp. (A)	4.875	06-01-24		726,000	704,220
NOVA Chemicals Corp. (A)	5.250	08-01-23		1,691,000	1,691,000
Open Text Corp. (A)	5.625	01-15-23		885,000	917,081
Open Text Corp. (A)	5.875	06-01-26		709,000	735,588
Cayman Islands 0.0%					1,938,440
Shelf Drilling Holdings, Ltd. (A)	8.250	02-15-25		1,028,000	1,043,420
Tecnoglass, Inc. (A)	8.200	01-31-22		840,000	895,020
Denmark 0.1%					1,955,116
Nykredit Realkredit A/S (6.250% to 10-26-20, then 5 Year Euro Swap Rate + 5.989%) (F)	6.250	10-26-20	EUR	800,000	1,060,066
Welltec A/S (A)	9.500	12-01-22		884,000	895,050
France 0.2%					6,750,248
Altice France SA	5.375	05-15-22	EUR	200,000	247,014
Altice France SA (A)	6.000	05-15-22		838,000	828,531
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(F)	7.875	01-23-24		680,000	737,813
La Financiere Atalian SAS	4.000	05-15-24	EUR	500,000	586,328
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
France (continued)
La Financiere Atalian SAS (A)	5.125	05-15-25	EUR	264,000	$323,387
Paprec Holding SA	4.000	03-31-25	EUR	880,000	1,078,992
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (F)	6.750	04-07-21	EUR	560,000	751,379
SPCM SA	2.875	06-15-23	EUR	1,200,000	1,470,466
SPCM SA (A)	4.875	09-15-25		750,000	726,338
Germany 0.2%					10,169,102
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (F)	7.625	04-30-20	EUR	1,000,000	1,308,604
Adler Pelzer Holding GmbH	4.125	04-01-24	EUR	515,000	634,948
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)	2.750	09-15-21	EUR	900,000	1,107,057
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)	3.250	09-15-23	EUR	650,000	809,252
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)	3.750	09-15-26	EUR	250,000	316,896
Nidda Healthcare Holding GmbH	3.500	09-30-24	EUR	790,000	940,195
RWE AG (7.000% to 3-20-19, then 5 Year British Pound Swap Rate + 5.100%) (F)	7.000	03-20-19	GBP	600,000	856,601
Tele Columbus AG (A)	3.875	05-02-25	EUR	900,000	1,082,763
Unitymedia Hessen GmbH & Company KG	4.000	01-15-25	EUR	1,650,000	2,111,083
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (F)	4.625	03-24-26	EUR	750,000	1,001,703
India 0.1%					2,047,617
Vedanta Resources PLC (A)	6.375	07-30-22		2,035,000	2,047,617
Ireland 0.2%					7,717,081
AerCap Ireland Capital DAC	4.250	07-01-20		1,440,000	1,464,026
Ardagh Packaging Finance PLC	2.750	03-15-24	EUR	1,230,000	1,505,241
Ardagh Packaging Finance PLC (A)	4.250	09-15-22		200,000	198,750
Ardagh Packaging Finance PLC (A)	4.625	05-15-23		200,000	200,250
Ardagh Packaging Finance PLC	6.750	05-15-24	EUR	125,000	164,460
Ardagh Packaging Finance PLC (A)	7.250	05-15-24		208,000	219,960
Fly Leasing, Ltd.	5.250	10-15-24		878,000	849,465
Fly Leasing, Ltd.	6.375	10-15-21		558,000	581,648
James Hardie International Finance DAC (A)	4.750	01-15-25		921,000	895,673
James Hardie International Finance DAC (A)	5.000	01-15-28		408,000	395,760
Smurfit Kappa Acquisitions ULC	4.125	01-30-20	EUR	615,000	792,803
Smurfit Kappa Acquisitions ULC	5.125	09-15-18	EUR	370,000	449,045
Italy 0.1%					4,746,802
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (F)	7.000	01-19-21	EUR	1,050,000	1,390,581
Telecom Italia SpA (A)	5.303	05-30-24		1,421,000	1,447,289
UniCredit SpA	6.950	10-31-22	EUR	1,090,000	1,612,663
Wind Tre SpA	2.625	01-20-23	EUR	270,000	296,269
Jamaica 0.0%					587,477
Digicel, Ltd.	6.000	04-15-21		412,000	391,915
Digicel, Ltd. (A)	6.750	03-01-23		214,000	195,562
Jersey, Channel Islands 0.0%					1,773,137
CPUK Finance, Ltd.	4.250	02-28-47	GBP	700,000	968,633
Kennedy Wilson Europe Real Estate PLC	3.950	06-30-22	GBP	560,000	804,504
Luxembourg 0.3%					11,013,835
Altice Financing SA	5.250	02-15-23	EUR	450,000	561,624
Altice Finco SA (A)	8.125	01-15-24		325,000	333,531
Altice Luxembourg SA	7.250	05-15-22	EUR	790,000	945,417
10	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Luxembourg (continued)
Altice Luxembourg SA (A)	7.750	05-15-22		1,170,000	$1,117,350
ArcelorMittal	6.125	06-01-25		1,362,000	1,474,365
Arena Luxembourg Finance Sarl	2.875	11-01-24	EUR	525,000	647,243
Cabot Financial Luxembourg SA	6.500	04-01-21	GBP	100,000	139,350
Cabot Financial Luxembourg SA	8.375	08-01-20	GBP	250,000	354,244
Dufry Finance SCA	4.500	08-01-23	EUR	375,000	471,634
eDreams ODIGEO SA	8.500	08-01-21	EUR	683,908	871,310
Garfunkelux Holdco 3 SA	8.500	11-01-22	GBP	425,000	604,117
Intralot Capital Luxembourg SA	5.250	09-15-24	EUR	800,000	970,875
Matterhorn Telecom SA	3.875	05-01-22	EUR	730,000	892,610
Telecom Italia Finance SA	7.750	01-24-33	EUR	900,000	1,630,165
Mexico 0.1%					5,695,453
Axtel SAB de CV (A)	6.375	11-14-24		870,000	865,650
Cemex SAB de CV (A)	5.700	01-11-25		270,000	273,105
Cemex SAB de CV (A)	7.750	04-16-26		1,267,000	1,389,266
Petroleos Mexicanos	7.190	09-12-24	MXN	65,829,000	3,167,432
Netherlands 0.3%					11,272,647
Dufry One BV	2.500	10-15-24	EUR	400,000	490,090
Eagle Intermediate Global Holding BV (A)	7.500	05-01-25		908,000	930,700
InterXion Holding NV	6.000	07-15-20	EUR	1,000,000	1,238,658
Marfrig Holdings Europe BV (A)	8.000	06-08-23		2,197,000	2,221,716
OCI NV	5.000	04-15-23	EUR	300,000	370,176
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26		1,840,000	1,465,100
Teva Pharmaceutical Finance Netherlands III BV (A)	6.000	04-15-24		940,000	911,777
Teva Pharmaceutical Finance Netherlands III BV (A)	6.750	03-01-28		611,000	602,909
UPCB Finance IV, Ltd. (A)	5.375	01-15-25		630,000	615,825
Ziggo Secured Finance BV	4.250	01-15-27	EUR	1,970,000	2,425,696
Norway 0.0%					937,372
Nassa Topco AS	2.875	04-06-24	EUR	760,000	937,372
Switzerland 0.0%					1,741,654
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (F)	7.125	07-29-22		550,000	576,950
UBS Group AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (F)	7.125	08-10-21		1,100,000	1,164,704
United Kingdom 0.4%					17,073,289
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	570,000	823,963
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (F)	7.875	09-15-22	GBP	820,000	1,241,254
CYBG PLC (8.000% to 12-8-22, then 5 Year British Pound Swap Rate + 6.250%) (F)	8.000	12-08-22	GBP	722,000	1,032,749
Fiat Chrysler Finance Europe SA	6.750	10-14-19	EUR	600,000	793,479
HSBC Holdings PLC (5.250% to 9-16-22, then 5 Year Euro Swap Rate + 4.383%) (F)	5.250	09-16-22	EUR	230,000	305,972
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ISDAFIX + 3.746%) (F)	6.000	05-22-27		580,000	572,866
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (F)	6.875	06-01-21		450,000	477,000
KCA Deutag UK Finance PLC (A)	9.625	04-01-23		1,022,000	1,052,660
Nomad Foods Bondco PLC	3.250	05-15-24	EUR	970,000	1,182,432
Pinnacle Bidco PLC	6.375	02-15-25	GBP	750,000	1,051,614
Santander UK Group Holdings PLC (7.375% to 6-24-22, then 5 Year British Pound Swap Rate + 5.543%) (F)	7.375	06-24-22	GBP	1,000,000	1,497,171
Sensata Technologies UK Financing Company PLC (A)	6.250	02-15-26		701,000	728,760
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
TalkTalk Telecom Group PLC	5.375	01-15-22	GBP	920,000	$1,276,151
Tesco Property Finance 2 PLC	6.052	10-13-39	GBP	400,649	646,980
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21		700,000	766,500
Thomas Cook Finance 2 PLC	3.875	07-15-23	EUR	750,000	920,427
Virgin Media Finance PLC (A)	6.000	10-15-24		900,000	882,000
Virgin Media Secured Finance PLC	5.500	01-15-25	GBP	738,000	1,039,983
Virgin Media Secured Finance PLC (6.000% to 1-15-21, then 11.000% thereafter) (A)	6.000	01-15-25	GBP	500,000	781,328
United States 4.6%					203,840,212
Alliance Data Systems Corp. (A)	5.375	08-01-22		1,061,000	1,066,305
Allison Transmission, Inc. (A)	4.750	10-01-27		1,301,000	1,224,566
Ally Financial, Inc.	3.600	05-21-18		868,000	865,830
Ally Financial, Inc.	5.750	11-20-25		2,832,000	2,920,500
American Airlines 2013-1 Class B Pass Through Trust (A)	5.625	01-15-21		644,517	660,630
Apergy Corp. (A)	6.375	05-01-26		153,000	155,295
Arconic, Inc.	5.125	10-01-24		553,000	559,387
Arconic, Inc.	5.900	02-01-27		1,705,000	1,761,478
Asbury Automotive Group, Inc.	6.000	12-15-24		1,428,000	1,417,290
Ashland LLC	4.750	08-15-22		1,431,000	1,443,521
Avantor, Inc. (A)	6.000	10-01-24		1,268,000	1,274,340
Avis Budget Car Rental LLC (A)	5.125	06-01-22		1,305,000	1,298,475
Avis Budget Car Rental LLC	5.500	04-01-23		1,211,000	1,198,890
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26		3,230,000	3,419,601
Berry Global, Inc.	5.500	05-15-22		884,000	906,657
Berry Global, Inc.	6.000	10-15-22		1,120,000	1,166,200
Berry Petroleum Company LLC (A)	7.000	02-15-26		613,000	628,325
Builders FirstSource, Inc. (A)	5.625	09-01-24		1,187,000	1,175,130
BWAY Holding Company (A)	5.500	04-15-24		1,848,000	1,860,382
Calpine Corp.	5.750	01-15-25		1,671,000	1,528,965
CB Escrow Corp. (A)	8.000	10-15-25		348,000	330,600
CCO Holdings LLC (A)	5.500	05-01-26		1,179,000	1,147,992
CCO Holdings LLC (A)	5.875	04-01-24		1,955,000	1,984,345
CCO Holdings LLC (A)	5.875	05-01-27		1,387,000	1,355,793
CEMEX Finance LLC (A)	6.000	04-01-24		645,000	663,060
Century Communities, Inc.	5.875	07-15-25		1,858,000	1,783,680
CenturyLink, Inc.	5.625	04-01-20		1,346,000	1,364,508
Change Healthcare Holdings LLC (A)	5.750	03-01-25		1,878,000	1,835,745
Charter Communications Operating LLC	6.384	10-23-35		1,994,000	2,159,358
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		718,000	740,229
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		2,102,000	2,296,435
Cheniere Energy Partners LP (A)	5.250	10-01-25		1,208,000	1,180,820
Cincinnati Bell, Inc. (A)	7.000	07-15-24		1,556,496	1,427,929
CIT Group, Inc.	5.000	08-15-22		2,161,000	2,209,623
CIT Group, Inc.	5.000	08-01-23		392,000	397,880
Commercial Metals Company (A)	5.750	04-15-26		1,469,000	1,470,836
CommScope Technologies LLC (A)	6.000	06-15-25		1,424,000	1,466,720
Conduent Finance, Inc. (A)	10.500	12-15-24		1,524,000	1,802,130
Consolidated Communications, Inc.	6.500	10-01-22		2,264,000	2,082,880
Continental Resources, Inc. (A)	4.375	01-15-28		2,060,000	2,023,950
Continental Resources, Inc.	4.500	04-15-23		2,410,000	2,440,125
Cornerstone Chemical Company (A)	6.750	08-15-24		933,000	923,670
Crestwood Midstream Partners LP	6.250	04-01-23		1,411,000	1,437,456
12	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
CSC Holdings LLC (A)	6.625	10-15-25		1,407,000	$1,450,969
CSC Holdings LLC (A)	10.125	01-15-23		1,139,000	1,262,866
CSC Holdings LLC (A)	10.875	10-15-25		2,239,000	2,625,228
CyrusOne LP	5.000	03-15-24		1,934,000	1,938,835
DISH DBS Corp.	5.875	07-15-22		632,000	579,860
DISH DBS Corp.	6.750	06-01-21		1,543,000	1,539,143
Dollar Tree, Inc.	5.750	03-01-23		1,099,000	1,146,477
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24		1,412,000	1,527,784
Encompass Health Corp.	5.750	11-01-24		2,365,000	2,406,388
Energy Transfer Equity LP	5.875	01-15-24		561,000	572,921
Energy Transfer Equity LP	7.500	10-15-20		1,429,000	1,530,816
Envision Healthcare Corp.	5.625	07-15-22		156,000	156,390
Equinix, Inc.	5.875	01-15-26		1,619,000	1,675,665
ESH Hospitality, Inc. (A)	5.250	05-01-25		1,636,000	1,599,190
First Data Corp. (A)	7.000	12-01-23		3,163,000	3,309,700
Frontier Communications Corp.	10.500	09-15-22		2,475,000	2,175,649
Frontier Communications Corp.	11.000	09-15-25		761,000	584,068
General Motors Financial Company, Inc. (5.750% to 9-30-27, then 3 month LIBOR + 3.598%) (F)	5.750	09-30-27		1,796,000	1,767,938
GLP Capital LP	5.375	04-15-26		1,826,000	1,839,695
Harland Clarke Holdings Corp. (A)	8.375	08-15-22		1,982,000	2,026,595
HCA, Inc.	4.750	05-01-23		1,401,000	1,411,381
HCA, Inc.	5.250	04-15-25		2,541,000	2,572,763
HCA, Inc.	5.500	06-15-47		1,289,000	1,218,105
HCA, Inc.	7.500	11-15-95		1,685,000	1,672,363
Hilton Domestic Operating Company, Inc.	4.250	09-01-24		1,422,000	1,365,120
Icahn Enterprises LP	6.250	02-01-22		970,000	989,400
IQVIA, Inc.	3.250	03-15-25	EUR	625,000	765,883
Iron Mountain, Inc. (A)	5.250	03-15-28		1,336,000	1,257,510
j2 Cloud Services LLC (A)	6.000	07-15-25		1,895,000	1,954,219
Lennar Corp. (A)	2.950	11-29-20		1,270,000	1,236,612
Lennar Corp. (A)	4.750	11-29-27		2,502,000	2,358,135
M/I Homes, Inc.	5.625	08-01-25		559,000	538,038
MDC Holdings, Inc.	6.000	01-15-43		1,759,000	1,635,870
Meredith Corp. (A)	6.875	02-01-26		1,682,000	1,703,025
Meritage Homes Corp. (A)	6.000	06-01-25		1,407,000	1,450,969
MGM Resorts International	6.000	03-15-23		1,529,000	1,597,805
Microsemi Corp. (A)	9.125	04-15-23		1,043,000	1,149,908
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (F)	5.550	07-15-20		2,846,000	2,917,150
Moss Creek Resources Holdings, Inc. (A)	7.500	01-15-26		1,368,000	1,374,840
MPT Operating Partnership LP	4.000	08-19-22	EUR	700,000	923,333
MPT Operating Partnership LP	5.250	08-01-26		159,000	154,628
Navient Corp.	4.875	06-17-19		1,285,000	1,296,244
Navient Corp.	6.625	07-26-21		882,000	916,178
Netflix, Inc.	5.750	03-01-24		1,723,000	1,785,459
Netflix, Inc. (A)	5.875	11-15-28		1,683,000	1,678,793
New Enterprise Stone & Lime Company, Inc. (A)	6.250	03-15-26		1,436,000	1,453,950
Novelis Corp. (A)	5.875	09-30-26		1,248,000	1,238,640
Novelis Corp. (A)	6.250	08-15-24		1,275,000	1,298,906
NRG Energy, Inc.	6.625	01-15-27		991,000	1,020,730
NRG Energy, Inc.	7.250	05-15-26		1,109,000	1,183,858
Oasis Petroleum, Inc. (A)	6.250	05-01-26		473,000	473,000
Oasis Petroleum, Inc.	6.875	03-15-22		1,095,000	1,127,850
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Oasis Petroleum, Inc.	6.875	01-15-23	1,756,000	$1,802,095
Owens-Brockway Glass Container, Inc. (A)	5.875	08-15-23	607,000	620,658
Parsley Energy LLC (A)	5.375	01-15-25	1,210,000	1,213,025
Parsley Energy LLC (A)	5.625	10-15-27	350,000	354,375
Post Holdings, Inc. (A)	5.000	08-15-26	1,794,000	1,681,875
Post Holdings, Inc. (A)	5.750	03-01-27	275,000	268,428
PulteGroup, Inc.	5.000	01-15-27	648,000	631,152
PulteGroup, Inc.	5.500	03-01-26	845,000	859,788
Sanchez Energy Corp. (A)	7.250	02-15-23	1,314,000	1,327,140
Service Corp. International	5.375	05-15-24	1,606,000	1,643,661
Sirius XM Radio, Inc. (A)	5.375	04-15-25	1,781,000	1,772,095
Sirius XM Radio, Inc. (A)	6.000	07-15-24	742,000	762,322
SM Energy Company	6.750	09-15-26	1,201,000	1,222,018
Sprint Communications, Inc.	6.000	11-15-22	4,133,000	4,220,826
Sprint Corp.	7.250	09-15-21	2,305,000	2,443,300
Sprint Corp.	7.625	02-15-25	687,000	723,068
Sprint Corp.	7.625	03-01-26	712,000	749,380
Sprint Spectrum Company LLC (A)	4.738	03-20-25	1,750,000	1,767,500
Standard Industries, Inc. (A)	6.000	10-15-25	2,022,000	2,097,825
Staples, Inc. (A)	8.500	09-15-25	2,423,000	2,265,505
Starwood Property Trust, Inc. (A)	4.750	03-15-25	1,351,000	1,300,338
Steel Dynamics, Inc.	4.125	09-15-25	964,000	920,022
Steel Dynamics, Inc.	5.000	12-15-26	955,000	945,450
Symantec Corp. (A)	5.000	04-15-25	2,334,000	2,343,494
Tenet Healthcare Corp.	4.500	04-01-21	286,000	283,498
Tenet Healthcare Corp. (A)	4.625	07-15-24	988,000	955,791
Tenet Healthcare Corp. (A)	5.125	05-01-25	1,573,000	1,533,675
Tennant Company	5.625	05-01-25	1,818,000	1,852,415
The Chemours Company	7.000	05-15-25	900,000	968,625
The Goodyear Tire & Rubber Company	5.125	11-15-23	1,052,000	1,046,740
TopBuild Escrow Corp. (A)	5.625	05-01-26	1,175,000	1,179,406
TransDigm, Inc.	6.500	07-15-24	1,486,000	1,511,076
TTM Technologies, Inc. (A)	5.625	10-01-25	1,360,000	1,332,800
United Rentals North America, Inc.	4.625	10-15-25	1,124,000	1,090,291
United Rentals North America, Inc.	4.875	01-15-28	694,000	657,565
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	1,015,473	1,132,963
USG Corp. (A)	5.500	03-01-25	598,000	624,910
Valeant Pharmaceuticals International, Inc. (A)	5.500	11-01-25	236,000	234,820
Valeant Pharmaceuticals International, Inc. (A)	7.000	03-15-24	2,990,000	3,153,547
Vector Group, Ltd. (A)	6.125	02-01-25	1,162,000	1,152,843
Versum Materials, Inc. (A)	5.500	09-30-24	1,563,000	1,597,699
Viking Cruises, Ltd. (A)	5.875	09-15-27	345,000	332,925
Viking Cruises, Ltd. (A)	6.250	05-15-25	1,488,000	1,495,440
Vistra Energy Corp.	7.375	11-01-22	456,000	480,510
Vistra Energy Corp.	7.625	11-01-24	985,000	1,058,875
WMG Acquisition Corp. (A)	5.500	04-15-26	995,000	999,975
WPX Energy, Inc.	6.000	01-15-22	327,000	340,898
WPX Energy, Inc.	8.250	08-01-23	1,734,000	1,968,090
Wyndham Worldwide Corp.	4.150	04-01-24	228,000	226,369
Wyndham Worldwide Corp.	4.500	04-01-27	344,000	340,318
Wyndham Worldwide Corp.	5.100	10-01-25	1,689,000	1,746,199
XPO Logistics, Inc. (A)	6.500	06-15-22	1,440,000	1,486,800
Zayo Group LLC (A)	5.750	01-15-27	803,000	796,978
14	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
ZF North America Capital, Inc. (A)	4.750	04-29-25	1,800,000	$1,828,458

	Contracts/Notional amount	Value
Purchased options 1.9%		$84,097,415
(Cost $110,793,077)
Calls 1.4%		61,293,366
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-18-20; Strike Price: $2,850.00; Notional Amount: 101,900) (C)	1,019	20,624,560
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-20-19; Strike Price: $2,900.00; Notional Amount: 249,400) (C)	2,494	26,299,230
Over the Counter Option on KOSPI 200 Index (Expiration Date: 6-15-18; Strike Price: KRW 307.00; Counterparty: Goldman Sachs) (C)(G)	676,878,185	11,581,438
Over the Counter Option on KOSPI 200 Index (Expiration Date: 6-15-18; Strike Price: KRW 309.22; Counterparty: JPMorgan Chase Bank) (C)(G)	36,460,315	557,008
Over the Counter Option on KOSPI 200 Index (Expiration Date: 6-15-18; Strike Price: KRW 310.61; Counterparty: JPMorgan Chase Bank) (C)(G)	157,539,685	2,231,130
Puts 0.5%		22,804,049
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-20-19; Strike Price: EUR 3,200.00; Notional Amount: 64,370) (C)	6,437	16,479,416
Over the Counter on the EUR vs. USD (Expiration Date: 4-4-19; Strike Price EUR 1.23; Counterparty: Deutsche Bank AG) (C)(G)	177,000,000	4,722,007
Over the Counter Option on Sao Paulo Se Bovespa Index (Expiration Date: 6-14-18; Strike Price: BRL 84,189.20; Counterparty: Morgan Stanley & Company, Inc.) (C)(G)	645	226,385
Over the Counter Option on Swiss Market Index (Expiration Date: 6-18-18; Strike Price: CHF 8,710.50; Counterparty: JPMorgan Chase Bank) (C)(G)	6,454	627,150
Over the Counter Option on Swiss Market Index (Expiration Date: 6-18-18; Strike Price: CHF 8,769.00; Counterparty: JPMorgan Chase Bank) (C)(G)	6,452	749,091

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 28.3%				$1,243,160,792
(Cost $1,243,052,455)
Certificate of deposit 11.2%				492,893,485
Bank of Montreal	1.920	05-25-18	25,000,000	25,007,250
China Construction Bank	2.200	06-05-18	35,000,000	35,006,300
China Construction Bank	2.500	07-10-18	25,000,000	25,009,750
Credit Suisse AG	1.830	07-05-18	30,000,000	29,989,560
Danske Bank A/S	1.790	05-02-18	25,000,000	25,000,500
First Abu Dhabi Bank PJSC	2.100	06-12-18	48,000,000	48,005,280
ING Bank NV	1.910	06-20-18	15,000,000	14,996,640
ING Bank NV	2.320	07-18-18	25,000,000	25,036,000
Mizuho Bank, Ltd.	1.880	05-02-18	10,000,000	9,999,920
Mizuho Bank, Ltd.	2.386	07-23-18	40,000,000	39,784,160
Natixis SA	2.350	08-01-18	50,000,000	50,079,500
Santander UK PLC	1.820	07-03-18	25,000,000	24,980,975
Standard Chartered PLC	2.480	10-19-18	25,000,000	24,997,300
Standard Chartered PLC	2.480	10-23-18	25,000,000	24,996,725
Sumitomo Mitsui Financial Group, Inc.	2.060	06-25-18	25,000,000	24,999,750
Sumitomo Mitsui Financial Group, Inc.	2.350	07-16-18	40,000,000	40,004,800
The Toronto-Dominion Bank	1.760	05-16-18	25,000,000	24,999,075
Commercial paper 7.5%				328,325,741
ABN AMRO Funding USA LLC	1.891	05-23-18	30,000,000	29,964,210
Agence Centrale Organismes	1.979	05-09-18	25,000,000	24,987,225
Agence Centrale Organismes	2.016	05-16-18	25,000,000	24,994,725
Bank Nederlandse Gemeenten NV	1.897	05-18-18	25,000,000	24,975,600
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	15

	Yield* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
Caisse des Depots et Consignations	1.887	05-22-18	50,000,000	$49,941,750
Kreditanstalt fuer Wiederaufbau	1.922	05-18-18	25,000,000	24,977,175
Landwirtschaftliche Rentenbank	1.917	05-16-18	25,000,000	24,978,625
Nationwide Building Society	1.822	05-14-18	30,000,000	29,976,690
OP Corporate Bank PLC	2.306	07-31-18	19,000,000	18,883,891
OP Corporate Bank PLC	2.326	07-20-18	20,000,000	19,895,660
Societe Nationale des Chemins de fer Francais	2.307	07-27-18	30,000,000	29,835,390
UBS AG	1.833	07-10-18	25,000,000	24,914,800
Time deposits 5.9%				260,674,670
BNP Paribas SA	1.650	05-01-18	5,896,230	5,896,230
DBS Bank, Ltd.	2.000	05-08-18	10,075,267	10,075,267
DBS Bank, Ltd.	2.000	05-10-18	15,126,377	15,126,377
DZ Bank AG	1.720	05-01-18	152,266,844	152,266,844
KBC Bank NV	1.690	05-01-18	77,309,952	77,309,952
U.S. Government 2.6%				112,133,869
U.S. Treasury Bill (D)	1.437	05-24-18	35,000,000	34,964,278
U.S. Treasury Bill	1.549	05-03-18	42,392,800	42,389,114
U.S. Treasury Bill	1.831	08-30-18	35,000,000	34,780,477

	Yield (%)	Shares	Value
Money market funds 1.1%			49,133,027

Federated Government Obligations Fund, Institutional Class	1.5571(H)	49,133,027	49,133,027
Total investments (Cost $4,061,760,126) 95.7%			$4,207,963,918
Other assets and liabilities, net 4.3%			190,557,560
Total net assets 100.0%			$4,398,521,478

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
ADR	American Depositary Receipt
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
16	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
(H)	The rate shown is the annualized seven-day yield as of 4-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following portfolio composition as a percentage of net assets on 04-30-18:
Common stocks	46.6%
Financials	15.5%
Real estate	7.9%
Energy	7.6%
Health care	2.5%
Industrials	2.4%
Materials	2.3%
Consumer staples	2.2%
Consumer discretionary	2.0%
Information technology	1.9%
Utilities	1.2%
Telecommunication services	1.1%
Corporate bonds	6.9%
Foreign government obligations	6.3%
U.S. Government and Agency obligations	5.7%
Purchased options	1.9%
Short-term investments and other	32.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	9,867	Long	Jun 2018	$824,160,366	$823,894,093	$(266,273)
Euro-BTP Italian Government Bond Futures	3,184	Long	Jun 2018	518,085,686	534,492,433	16,406,747
Mini MSCI Emerging Markets Index Futures	5,270	Long	Jun 2018	319,878,954	303,604,700	(16,274,254)
S&P 500 Index E-Mini Futures	2,159	Long	Jun 2018	298,097,154	285,743,650	(12,353,504)
S&P MidCap 400 Index E-Mini Futures	847	Long	Jun 2018	163,792,898	158,566,870	(5,226,028)
TOPIX Futures	1,546	Long	Jun 2018	238,654,510	251,656,330	13,001,820
U.K. Long Gilt Bond Futures	3,244	Long	Jun 2018	538,155,614	546,018,475	7,862,861
Euro- BOBL Futures	3,074	Short	Jun 2018	(484,116,482)	(486,292,553)	(2,176,071)
Euro STOXX 50 Index Futures	21,559	Short	Jun 2018	(864,257,559)	(901,838,882)	(37,581,323)
FTSE 100 Index Futures	4,835	Short	Jun 2018	(472,860,764)	(496,000,695)	(23,139,931)
German Euro-BUND Futures	3,893	Short	Jun 2018	(739,181,246)	(746,265,285)	(7,084,039)
OMX Stockholm 30 Index Futures	3,339	Short	May 2018	(58,087,596)	(59,438,913)	(1,351,317)
Russell 2000 E-Mini Index Futures	6,247	Short	Jun 2018	(497,554,590)	(482,205,930)	15,348,660
						$(52,832,652)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,191,961	USD	936,477	Goldman Sachs	5/14/2018	—	$(39,093)
AUD	400,000	USD	312,784	Bank National Paris	6/12/2018	—	(11,613)
BRL	93,000,000	USD	28,249,446	Citigroup	6/11/2018	—	(1,808,158)
BRL	175,000,000	USD	53,138,190	Deutsche Bank	6/12/2018	—	(3,387,931)
CAD	370,319	USD	294,595	Citigroup	5/14/2018	—	(6,101)
CAD	426,736	USD	339,545	Societe Generale	5/14/2018	—	(7,101)
CZK	70,500,000	USD	3,371,754	Morgan Stanley	7/26/2018	—	(28,754)
EUR	9,064,184	SEK	93,300,000	Bank National Paris	5/7/2018	$291,169	—
EUR	9,043,940	SEK	93,300,000	Citigroup	5/7/2018	266,714	—
EUR	9,061,508	SEK	93,300,000	Citigroup	5/7/2018	287,936	—
EUR	9,051,618	SEK	93,300,000	HSBC	5/7/2018	275,989	—
EUR	3,059,616	SEK	31,500,000	JPMorgan Chase	5/7/2018	97,533	—
EUR	4,001,178	SEK	41,300,000	UBS AG	5/7/2018	115,411	—
EUR	9,031,231	SEK	93,000,000	Bank National Paris	5/15/2018	285,689	—
EUR	9,052,681	SEK	93,000,000	Bank National Paris	5/15/2018	311,618	—
EUR	9,033,292	SEK	93,000,000	Barclays Capital	5/15/2018	288,181	—
EUR	9,079,134	SEK	93,300,000	Deutsche Bank	5/15/2018	309,301	—
EUR	9,041,749	SEK	93,300,000	Deutsche Bank	5/15/2018	264,109	—
EUR	8,989,115	SEK	93,300,000	Goldman Sachs	5/15/2018	200,485	—
EUR	6,002,640	SEK	61,800,000	JPMorgan Chase	5/15/2018	191,346	—
EUR	2,807,239	SEK	29,300,000	Merrill Lynch	5/15/2018	43,972	—
EUR	8,945,093	SEK	93,300,000	Bank National Paris	5/18/2018	147,261	—
EUR	8,950,842	SEK	93,300,000	Citigroup	5/18/2018	154,212	—
EUR	8,967,619	SEK	93,300,000	Citigroup	5/18/2018	174,496	—
EUR	19,497,563	SEK	202,800,000	Deutsche Bank	5/18/2018	385,635	—
EUR	8,949,383	SEK	93,300,000	Merrill Lynch	5/18/2018	152,448	—
EUR	6,131,854	SEK	64,000,000	Merrill Lynch	5/18/2018	96,039	—
EUR	20,000,000	USD	24,713,960	Barclays Capital	5/2/2018	—	(561,996)
EUR	95,000,000	USD	116,100,640	Deutsche Bank	5/2/2018	—	(1,378,810)
EUR	85,000,000	USD	103,860,735	Deutsche Bank	5/2/2018	—	(1,214,887)
EUR	10,000,000	USD	12,356,710	HSBC	5/2/2018	—	(280,728)
EUR	105,000,000	USD	128,299,710	HSBC	5/2/2018	—	(1,501,898)
EUR	85,000,000	USD	103,849,600	UBS AG	5/2/2018	—	(1,203,752)
18	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	2,183,682	USD	2,703,191	Royal Bank of Canada	5/7/2018	—	$(65,175)
EUR	1,428,583	USD	1,774,352	Deutsche Bank	5/14/2018	—	(47,619)
EUR	2,900,128	USD	3,599,837	Citigroup	5/15/2018	—	(94,177)
EUR	2,928,938	USD	3,629,127	Deutsche Bank	5/18/2018	—	(87,831)
EUR	133,558	USD	166,298	JPMorgan Chase	7/18/2018	—	(4,027)
GBP	21,000,000	USD	29,304,870	UBS AG	5/2/2018	—	(393,984)
GBP	5,545,503	USD	7,845,092	Morgan Stanley	5/9/2018	—	(207,970)
GBP	494,235	USD	688,829	JPMorgan Chase	5/14/2018	—	(8,018)
GBP	12,642,000	USD	17,806,697	Bank National Paris	5/22/2018	—	(385,547)
GBP	30,358,000	USD	42,781,617	JPMorgan Chase	5/22/2018	—	(947,155)
GBP	36,120,000	USD	50,885,990	Bank National Paris	6/8/2018	—	(1,069,149)
GBP	6,020,000	USD	8,482,262	Bank National Paris	6/12/2018	—	(177,729)
GBP	13,878,000	USD	19,560,833	Citigroup	6/12/2018	—	(416,262)
GBP	26,542,000	USD	37,433,695	JPMorgan Chase	6/12/2018	—	(819,256)
GBP	43,000,000	USD	60,633,010	Citigroup	6/22/2018	—	(1,284,079)
HKD	6,056,663	USD	776,389	HSBC	5/14/2018	—	(4,447)
HKD	87,000,000	USD	11,108,000	Societe Generale	6/12/2018	—	(11,627)
IDR	47,000,000,000	USD	3,367,968	Merrill Lynch	5/2/2018	$10,288	—
INR	790,000,000	USD	11,897,590	Bank National Paris	5/2/2018	—	(60,611)
INR	4,924,000,000	USD	19,560,833	Citigroup	5/10/2018	—	(2,493,657)
INR	4,900,000,000	USD	74,437,541	Bank National Paris	6/12/2018	—	(1,110,756)
INR	4,930,000,000	USD	74,977,568	Bank National Paris	6/12/2018	—	(1,201,843)
INR	200,000,000	USD	3,042,380	Bank National Paris	7/13/2018	—	(60,411)
INR	504,298,112	USD	7,589,707	HSBC	7/25/2018	—	(81,903)
JPY	1,700,000,000	USD	15,581,753	Citigroup	5/7/2018	—	(25,696)
JPY	1,750,000,000	USD	16,044,095	HSBC	5/7/2018	—	(30,506)
JPY	1,750,000,000	USD	16,036,273	HSBC	5/7/2018	—	(22,685)
JPY	1,700,000,000	USD	15,568,007	Societe Generale	5/7/2018	—	(11,949)
JPY	1,230,000,000	USD	11,381,660	Citigroup	5/11/2018	—	(123,282)
JPY	1,240,000,000	USD	11,468,548	HSBC	5/11/2018	—	(118,638)
JPY	1,220,000,000	USD	11,283,734	Morgan Stanley	5/11/2018	—	(116,887)
JPY	147,360,197	USD	1,363,970	JPMorgan Chase	5/14/2018	—	(14,880)
JPY	1,242,000,000	USD	11,447,682	Citigroup	5/15/2018	—	(76,321)
JPY	1,245,487,365	USD	11,469,527	HSBC	5/15/2018	—	(66,237)
JPY	1,544,379,423	USD	14,214,078	HSBC	5/15/2018	—	(74,226)
JPY	1,544,379,422	USD	14,191,755	Merrill Lynch	5/15/2018	—	(51,904)
JPY	1,323,753,790	USD	12,192,878	Morgan Stanley	5/15/2018	—	(73,005)
JPY	1,733,625,000	USD	15,900,481	Bank National Paris	5/17/2018	—	(25,762)
JPY	1,725,000,000	USD	15,828,897	Deutsche Bank	5/17/2018	—	(33,157)
JPY	1,733,625,000	USD	15,904,714	HSBC	5/17/2018	—	(29,995)
JPY	1,707,750,000	USD	15,664,288	Morgan Stanley	5/17/2018	—	(26,505)
JPY	3,894,000,000	USD	36,752,075	HSBC	6/6/2018	—	(1,044,979)
JPY	3,953,000,000	USD	37,761,692	Citigroup	6/11/2018	—	(1,500,427)
JPY	3,953,000,000	USD	37,453,521	Citigroup	6/13/2018	—	(1,186,995)
JPY	3,450,000,000	USD	31,701,549	Bank National Paris	7/13/2018	18,824	—
JPY	3,450,000,000	USD	31,693,438	Morgan Stanley	7/13/2018	26,935	—
JPY	1,350,000,000	USD	12,657,385	HSBC	7/27/2018	—	(232,622)
JPY	1,350,000,000	USD	12,632,170	UBS AG	7/27/2018	—	(207,407)
KRW	20,700,000,000	USD	19,318,712	Bank National Paris	5/4/2018	59,572	—
KRW	20,550,000,000	USD	18,992,606	Bank National Paris	5/4/2018	245,256	—
KRW	27,500,000,000	USD	25,463,435	The Royal Bank of Scotland	6/11/2018	236,690	—
MXN	99,000,000	USD	5,243,996	Barclays Capital	5/2/2018	49,541	—
MYR	15,000,000	USD	3,849,115	Barclays Capital	5/2/2018	—	(25,998)
RON	33,298,817	USD	8,844,307	Deutsche Bank	7/26/2018	—	(217,723)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
RUB	290,000,000	USD	4,696,356	Deutsche Bank	5/4/2018	—	$(92,351)
RUB	1,836,852,777	USD	29,708,404	Societe Generale	7/26/2018	—	(837,237)
SEK	88,000,000	EUR	8,963,770	Bank National Paris	5/7/2018	—	(775,352)
SEK	88,000,000	EUR	8,962,188	Bank National Paris	5/7/2018	—	(773,441)
SEK	90,000,000	EUR	9,190,413	Citigroup	5/7/2018	—	(820,665)
SEK	90,000,000	EUR	9,170,339	Citigroup	5/7/2018	—	(796,414)
SEK	90,000,000	EUR	9,179,016	Deutsche Bank	5/7/2018	—	(806,896)
SEK	65,057,370	EUR	6,600,548	Citigroup	5/15/2018	—	(541,730)
SEK	1,147,396	EUR	116,388	Citigroup	5/15/2018	—	(9,526)
SEK	63,852,604	EUR	6,477,001	Citigroup	5/15/2018	—	(530,110)
SEK	65,000,000	EUR	6,594,689	Citigroup	5/15/2018	—	(541,206)
SEK	66,204,766	EUR	6,713,886	Deutsche Bank	5/15/2018	—	(547,569)
SEK	65,229,479	EUR	6,617,113	Deutsche Bank	5/15/2018	—	(542,080)
SEK	65,516,328	EUR	6,641,215	HSBC	5/15/2018	—	(538,423)
SEK	62,590,468	EUR	6,351,978	HSBC	5/15/2018	—	(523,262)
SEK	65,000,000	EUR	6,595,580	Merrill Lynch	5/15/2018	—	(542,283)
SEK	65,114,740	EUR	6,606,205	Societe Generale	5/15/2018	—	(542,011)
SEK	65,286,849	EUR	6,622,606	Societe Generale	5/15/2018	—	(542,162)
SEK	68,364,762	EUR	6,864,069	Citigroup	5/18/2018	—	(482,269)
SEK	60,001,144	EUR	6,051,728	Citigroup	5/18/2018	—	(456,393)
SEK	64,000,000	EUR	6,422,926	HSBC	5/18/2018	—	(447,967)
SEK	66,568,320	EUR	6,687,106	Merrill Lynch	5/18/2018	—	(473,715)
SEK	71,162,608	EUR	7,144,720	Merrill Lynch	5/18/2018	—	(501,689)
SEK	61,430,969	EUR	6,198,944	Merrill Lynch	5/18/2018	—	(470,901)
SEK	67,513,243	EUR	6,777,178	Morgan Stanley	5/18/2018	—	(474,575)
SEK	60,214,514	EUR	6,080,182	Morgan Stanley	5/18/2018	—	(466,399)
SEK	63,936,000	EUR	6,413,679	Societe Generale	5/18/2018	—	(444,103)
SEK	56,808,441	EUR	5,730,758	Societe Generale	5/18/2018	—	(433,375)
SGD	421,400	USD	319,907	HSBC	5/14/2018	—	(2,030)
USD	2,136,329	AUD	2,751,474	HSBC	5/14/2018	$64,845	—
USD	340,372	AUD	439,192	HSBC	5/14/2018	9,720	—
USD	13,683,983	AUD	17,400,284	Merrill Lynch	5/14/2018	583,945	—
USD	238,286	AUD	305,321	Morgan Stanley	5/14/2018	8,421	—
USD	2,325,320	AUD	3,000,000	Morgan Stanley	6/12/2018	66,534	—
USD	14,964,117	BRL	49,000,000	Citigroup	6/11/2018	1,032,686	—
USD	64,060	CAD	80,313	JPMorgan Chase	5/14/2018	1,493	—
USD	6,143,950	CAD	7,680,399	Citigroup	5/14/2018	160,607	—
USD	76,181	CAD	94,858	Citigroup	5/14/2018	2,283	—
USD	88,059	CAD	113,667	Goldman Sachs	5/14/2018	—	(493)
USD	162,328	CAD	202,281	JPMorgan Chase	5/14/2018	4,743	—
USD	62,840	CAD	79,449	Merrill Lynch	5/14/2018	946	—
USD	469,634	CAD	603,877	Societe Generale	5/14/2018	—	(810)
USD	660,053	CAD	847,343	JPMorgan Chase	6/11/2018	—	(500)
USD	2,286,534	CAD	2,942,081	Merrill Lynch	6/12/2018	—	(7,052)
USD	118,741,835	CHF	110,277,204	Merrill Lynch	6/12/2018	7,057,810	—
USD	33,869,970	CHF	32,250,000	HSBC	7/19/2018	1,097,587	—
USD	74,056,178	CHF	70,500,000	Royal Bank of Canada	7/23/2018	2,388,222	—
USD	31,302,806	CHF	29,863,350	Barclays Capital	7/25/2018	939,211	—
USD	31,575,038	CHF	30,315,825	Citigroup	7/25/2018	751,388	—
USD	31,569,721	CHF	30,315,825	HSBC	7/25/2018	746,071	—
USD	31,618,188	CHF	30,165,000	Morgan Stanley	7/25/2018	947,889	—
USD	1,678,195	DKK	10,083,050	HSBC	6/11/2018	38,687	—
USD	24,169,986	DKK	145,000,000	Societe Generale	6/12/2018	591,034	—
USD	123,287,010	EUR	100,000,000	Barclays Capital	5/2/2018	2,527,189	—
20	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	123,313,540	EUR	100,000,000	Goldman Sachs	5/2/2018	$2,553,719	—
USD	123,308,300	EUR	100,000,000	Goldman Sachs	5/2/2018	2,548,479	—
USD	123,324,710	EUR	100,000,000	Societe Generale	5/2/2018	2,564,889	—
USD	1,104,210	EUR	891,745	Bank National Paris	5/14/2018	26,355	—
USD	200,244	EUR	161,255	Bank National Paris	5/14/2018	5,334	—
USD	938,339	EUR	750,872	Bank National Paris	5/14/2018	30,758	—
USD	381,855	EUR	307,943	Citigroup	5/14/2018	9,644	—
USD	2,406,949	EUR	1,964,437	Citigroup	5/14/2018	32,528	—
USD	126,268	EUR	102,060	Citigroup	5/14/2018	2,907	—
USD	2,425,526	EUR	1,957,630	Goldman Sachs	5/14/2018	59,332	—
USD	828,990	EUR	670,007	HSBC	5/14/2018	19,150	—
USD	32,779,082	EUR	26,382,638	Merrill Lynch	5/14/2018	890,303	—
USD	1,476,427	EUR	1,196,275	Merrill Lynch	5/14/2018	30,486	—
USD	221,057	EUR	177,551	Merrill Lynch	5/14/2018	6,450	—
USD	1,525,789	EUR	1,237,333	Merrill Lynch	5/14/2018	30,220	—
USD	1,025,628	EUR	828,779	Merrill Lynch	5/14/2018	23,880	—
USD	2,906,789	EUR	2,363,915	Morgan Stanley	5/14/2018	49,517	—
USD	19,809,112	EUR	16,000,000	Bank National Paris	6/12/2018	425,851	—
USD	31,955,456	EUR	26,000,000	HSBC	6/12/2018	457,657	—
USD	430,622,142	EUR	347,000,000	Merrill Lynch	6/12/2018	10,247,673	—
USD	16,061,969	EUR	13,000,000	Morgan Stanley	6/12/2018	313,070	—
USD	30,802,743	EUR	25,000,000	Morgan Stanley	6/12/2018	516,397	—
USD	22,203,792	EUR	18,000,000	Morgan Stanley	6/12/2018	397,624	—
USD	11,636,100	EUR	9,375,927	Morgan Stanley	6/12/2018	277,597	—
USD	10,715,669	EUR	8,624,073	Royal Bank of Canada	6/12/2018	268,003	—
USD	42,070,748	EUR	33,900,000	Deutsche Bank	6/27/2018	951,932	—
USD	71,801,291	EUR	57,700,000	Societe Generale	7/17/2018	1,702,000	—
USD	321,602	EUR	264,000	Bank National Paris	7/18/2018	845	—
USD	379,236	EUR	305,625	HSBC	7/18/2018	7,905	—
USD	36,080,205	EUR	28,931,597	Morgan Stanley	7/18/2018	928,623	—
USD	2,093,962	EUR	1,677,878	UBS AG	7/18/2018	55,358	—
USD	430,436	EUR	346,886	UBS AG	7/18/2018	8,972	—
USD	116,932,365	EUR	95,000,000	Deutsche Bank	8/2/2018	1,368,939	—
USD	104,604,910	EUR	85,000,000	Deutsche Bank	8/2/2018	1,206,055	—
USD	129,219,300	EUR	105,000,000	HSBC	8/2/2018	1,491,303	—
USD	104,594,200	EUR	85,000,000	UBS AG	8/2/2018	1,195,348	—
USD	29,415,460	GBP	21,000,000	Citigroup	5/2/2018	504,575	—
USD	122,568,313	GBP	85,545,503	Deutsche Bank	5/9/2018	4,757,282	—
USD	190,171	GBP	136,584	Bank National Paris	5/14/2018	2,026	—
USD	18,129	GBP	13,078	JPMorgan Chase	5/14/2018	114	—
USD	27,499	GBP	19,753	JPMorgan Chase	5/14/2018	289	—
USD	11,753,087	GBP	8,426,076	Merrill Lynch	5/14/2018	146,116	—
USD	687,782	GBP	484,662	Merrill Lynch	5/14/2018	20,157	—
USD	1,565,362	GBP	1,101,436	Morgan Stanley	5/14/2018	48,127	—
USD	154,963	GBP	110,201	Morgan Stanley	5/14/2018	3,161	—
USD	503,343	GBP	364,192	Morgan Stanley	5/14/2018	1,666	—
USD	661,640	GBP	470,540	Societe Generale	5/14/2018	13,468	—
USD	734,190	GBP	532,481	Societe Generale	5/14/2018	694	—
USD	245,444	GBP	175,996	UBS AG	5/14/2018	3,008	—
USD	59,959,372	GBP	43,000,000	Merrill Lynch	5/22/2018	703,760	—
USD	114,576,111	GBP	81,760,217	Citigroup	6/7/2018	1,817,974	—
USD	50,391,554	GBP	36,120,000	JPMorgan Chase	6/8/2018	574,713	—
USD	5,972,947	GBP	4,202,588	Bank National Paris	6/12/2018	175,517	—
USD	102,691,458	GBP	74,000,000	Citigroup	6/12/2018	609,152	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	64,445,828	GBP	46,440,000	Citigroup	6/12/2018	$382,284	—
USD	8,103,364	GBP	5,697,412	Goldman Sachs	6/12/2018	243,837	—
USD	9,830,247	GBP	7,000,000	JPMorgan Chase	6/12/2018	173,813	—
USD	5,775,400	GBP	4,100,000	Morgan Stanley	6/12/2018	119,489	—
USD	60,207,654	GBP	43,000,000	JPMorgan Chase	6/22/2018	858,723	—
USD	419,900	GBP	297,683	HSBC	7/18/2018	8,502	—
USD	664,283	GBP	473,081	HSBC	7/18/2018	10,484	—
USD	13,769,236	GBP	9,646,117	Morgan Stanley	7/18/2018	438,302	—
USD	13,380,132	GBP	9,700,000	Royal Bank of Canada	8/2/2018	—	$(35,094)
USD	29,431,059	GBP	21,000,000	UBS AG	8/2/2018	387,787	—
USD	15,087,011	HKD	117,691,347	Citigroup	5/14/2018	86,856	—
USD	2,112,348	HKD	16,505,013	HSBC	5/14/2018	8,729	—
USD	249,070	HKD	1,948,076	The Royal Bank of Scotland	5/14/2018	781	—
USD	16,840,927	HKD	131,510,917	Bank National Paris	6/12/2018	67,430	—
USD	3,503,541	IDR	47,000,000,000	Merrill Lynch	5/2/2018	125,284	—
USD	3,323,904	IDR	47,000,000,000	Merrill Lynch	8/2/2018	—	(16,621)
USD	12,245,974	INR	790,000,000	Bank National Paris	5/2/2018	408,994	—
USD	699,378	INR	47,250,000	Deutsche Bank	7/25/2018	—	(4,062)
USD	11,755,603	INR	790,000,000	Bank National Paris	8/2/2018	5,820	—
USD	31,550,882	JPY	3,450,000,000	Bank National Paris	5/7/2018	—	(18,764)
USD	31,543,737	JPY	3,450,000,000	Morgan Stanley	5/7/2018	—	(25,909)
USD	385,035	JPY	40,680,617	Bank National Paris	5/14/2018	12,602	—
USD	2,024,083	JPY	212,869,325	JPMorgan Chase	5/14/2018	75,253	—
USD	112,919	JPY	11,866,362	JPMorgan Chase	5/14/2018	4,282	—
USD	1,538,745	JPY	168,027,386	Goldman Sachs	5/14/2018	445	—
USD	24,199,758	JPY	2,623,966,694	Morgan Stanley	5/14/2018	177,206	—
USD	786,406	JPY	82,513,837	HSBC	6/12/2018	29,444	—
USD	19,473,162	KRW	20,625,000,000	Bank National Paris	5/4/2018	165,089	—
USD	19,325,550	KRW	20,625,000,000	Bank National Paris	5/4/2018	17,477	—
USD	8,475,828	KRW	9,180,000,000	Barclays Capital	5/14/2018	—	(111,731)
USD	8,437,669	KRW	9,179,424,482	Morgan Stanley	5/14/2018	—	(149,352)
USD	30,673,991	KRW	33,000,000,000	Deutsche Bank	6/6/2018	—	(160,879)
USD	9,826,584	KRW	10,500,000,000	The Royal Bank of Scotland	6/11/2018	13,809	—
USD	31,030,011	KRW	33,500,000,000	Citigroup	6/11/2018	—	(277,414)
USD	13,125,820	KRW	14,000,000,000	Citigroup	6/11/2018	42,120	—
USD	31,162,791	KRW	33,500,000,000	Deutsche Bank	6/18/2018	—	(152,172)
USD	51,848,985	KRW	55,492,931,638	Barclays Capital	6/21/2018	—	(29,748)
USD	51,814,129	KRW	55,492,931,639	Deutsche Bank	6/21/2018	—	(64,604)
USD	32,781,442	KRW	34,804,712,241	Bank National Paris	6/25/2018	239,071	—
USD	32,701,849	KRW	34,800,000,000	Bank National Paris	6/25/2018	163,884	—
USD	32,713,839	KRW	34,800,000,000	Barclays Capital	6/25/2018	175,873	—
USD	19,368,059	KRW	20,700,000,000	Bank National Paris	7/11/2018	849	—
USD	19,036,591	KRW	20,550,000,000	Bank National Paris	7/11/2018	—	(190,277)
USD	5,166,012	MXN	99,000,000	Citigroup	5/2/2018	—	(127,525)
USD	5,168,514	MXN	99,000,000	Barclays Capital	8/2/2018	—	(48,048)
USD	3,810,395	MYR	15,000,000	Barclays Capital	5/2/2018	—	(12,722)
USD	3,843,198	MYR	15,000,000	Barclays Capital	8/2/2018	52,585	—
USD	4,525,400	NOK	35,262,413	Merrill Lynch	6/11/2018	123,472	—
USD	6,727,219	NOK	52,350,000	Morgan Stanley	6/12/2018	191,930	—
USD	3,381,494	PEN	11,000,000	Deutsche Bank	7/26/2018	8,218	—
USD	3,385,657	PEN	11,000,000	Deutsche Bank	7/26/2018	12,381	—
USD	5,071,260	RUB	290,000,000	Deutsche Bank	5/4/2018	467,254	—
USD	4,648,106	RUB	290,000,000	Deutsche Bank	8/2/2018	93,751	—
USD	291,494	SEK	2,396,696	Bank National Paris	5/14/2018	17,538	—
22	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,516,972	SEK	35,825,146	Barclays Capital	5/14/2018	$421,967	—
USD	349,165	SEK	2,979,927	Goldman Sachs	5/14/2018	8,544	—
USD	85,908	SEK	696,899	Merrill Lynch	5/14/2018	6,249	—
USD	83,735	SEK	684,178	Merrill Lynch	5/14/2018	5,530	—
USD	582,635	SEK	4,806,320	Societe Generale	5/14/2018	33,247	—
USD	27,212,965	SEK	223,047,343	JPMorgan Chase	6/11/2018	1,660,704	—
USD	7,676,565	SEK	62,932,484	HSBC	6/12/2018	466,435	—
USD	4,822,158	SGD	6,350,536	Citigroup	5/14/2018	31,730	—
USD	569,155	SGD	750,558	HSBC	5/14/2018	2,983	—
USD	144,150	SGD	189,958	HSBC	5/14/2018	858	—
USD	79,890	SGD	105,036	Societe Generale	5/14/2018	657	—
USD	1,670,140	SGD	2,200,000	Societe Generale	6/11/2018	9,566	—
USD	1,021,350	SGD	1,345,000	HSBC	6/12/2018	6,110	—
USD	17,915,590	TWD	520,000,000	Merrill Lynch	6/12/2018	300,212	—
						$72,461,303	$(44,191,752)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Barclays Capital	Euro STOXX 50 Index	EUR	3,365.00	May 2018	850	850	$46,019	$(176,058)
Barclays Capital	FTSE 100 Index	GBP	7,060.00	May 2018	370	370	49,315	(228,865)
Barclays Capital	FTSE 100 Index	GBP	7,060.00	May 2018	53	53	7,213	(32,792)
Barclays Capital	FTSE 100 Index	GBP	7,010.00	May 2018	317	317	42,321	(217,950)
Barclays Capital	FTSE 100 Index	GBP	7,010.00	May 2018	159	159	22,103	(109,347)
Barclays Capital	FTSE 100 Index	GBP	7,125.00	May 2018	106	106	13,359	(55,686)
Barclays Capital	FTSE 100 Index	GBP	7,125.00	May 2018	370	370	47,145	(194,456)
Barclays Capital	FTSE 100 Index	GBP	7,510.00	Jun 2018	171	171	15,208	(15,208)
Barclays Capital	FTSE 100 Index	GBP	7,510.00	Jun 2018	171	171	15,472	(15,472)
Barclays Capital	S&P 500 Index	USD	2,610.00	May 2018	1,706	1,706	95,707	(64,913)
Barclays Capital	S&P 500 Index	USD	2,595.00	May 2018	1,279	1,279	72,967	(68,063)
Barclays Capital	S&P 500 Index	USD	2,595.00	May 2018	2,559	2,559	149,190	(137,818)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	3,480.00	May 2018	1,079	1,079	31,519	(60,896)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	3,480.00	May 2018	309	309	9,403	(17,772)
BNP Paribas Securities Corp.	FTSE 100 Index	GBP	7,400.00	May 2018	43	43	3,714	(7,247)
BNP Paribas Securities Corp.	FTSE 100 Index	GBP	7,400.00	May 2018	299	299	27,072	(51,467)
BNP Paribas Securities Corp.	Nikkei 225 Index	JPY	22,485.00	Jun 2018	8,611	8,611	29,641	(28,442)
BNP Paribas Securities Corp.	Nikkei 225 Index	JPY	22,485.00	Jun 2018	17,222	17,222	60,621	(58,284)
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,625.00	May 2018	1,706	1,706	87,006	(39,323)
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,625.00	May 2018	2,132	2,132	110,864	(51,997)
Citibank N.A.	Euro STOXX 50 Index	EUR	3,340.00	May 2018	425	425	20,881	(99,936)
Citibank N.A.	Euro STOXX 50 Index	EUR	3,340.00	May 2018	1,275	1,275	62,675	(293,022)
Citibank N.A.	FTSE 100 Index	GBP	7,018.00	May 2018	212	212	29,852	(143,461)
Citibank N.A.	FTSE 100 Index	GBP	7,018.00	May 2018	264	264	37,612	(177,573)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,346.00	May 2018	638	638	32,864	(146,786)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,346.00	May 2018	1,062	1,062	56,007	(242,027)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,395.00	May 2018	212	212	9,856	(34,649)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,395.00	May 2018	1,488	1,488	69,181	(238,505)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,520.00	May 2018	1,234	1,234	27,956	(38,084)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,520.00	May 2018	154	154	3,579	(4,647)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,485.00	May 2018	925	925	25,754	(49,751)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,485.00	May 2018	463	463	11,770	(23,577)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	23

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,525.00	Jun 2018	617	617	$14,157	$(14,157)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,525.00	Jun 2018	771	771	17,690	(17,690)
Deutsche Bank AG	KOSPI 200 Index	KRW	312.70	May 2018	12,444,444	12,444,444	68,096	(127,858)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,350.00	May 2018	18,333	18,333	77,117	(187,459)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,350.00	May 2018	9,166	9,166	38,190	(93,724)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,680.00	May 2018	18,333	18,333	73,349	(132,283)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,350.00	May 2018	9,167	9,167	38,623	(93,741)
Deutsche Bank AG	Nikkei 225 Index	JPY	22,310.00	May 2018	17,222	17,222	59,848	(71,324)
Deutsche Bank AG	Nikkei 225 Index	JPY	22,310.00	Jun 2018	8,611	8,611	31,499	(36,377)
Deutsche Bank AG	S&P 500 Index	USD	2,580.00	May 2018	853	853	50,327	(58,434)
Deutsche Bank AG	S&P 500 Index	USD	2,650.00	May 2018	426	426	22,195	(5,226)
Deutsche Bank AG	S&P 500 Index	USD	2,580.00	May 2018	2,985	2,985	178,802	(205,869)
Deutsche Bank AG	S&P 500 Index	USD	2,650.00	May 2018	3,412	3,412	179,642	(49,498)
Goldman Sachs	FTSE 100 Index	GBP	7,375.00	May 2018	85	85	8,565	(16,804)
Goldman Sachs	FTSE 100 Index	GBP	7,375.00	May 2018	257	257	26,649	(51,558)
Goldman Sachs	S&P 500 Index	USD	2,650.00	May 2018	822	822	37,812	(29,516)
Goldman Sachs	S&P 500 Index	USD	2,650.00	May 2018	2,467	2,467	115,702	(91,212)
Goldman Sachs	S&P 500 Index	USD	2,675.00	May 2018	1,233	1,233	50,553	(29,727)
Goldman Sachs	S&P 500 Index	USD	2,675.00	Jun 2018	2,056	2,056	86,352	(51,141)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	313.90	May 2018	5,350,000	5,350,000	25,632	(56,533)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	313.90	May 2018	13,375,000	13,375,000	57,971	(142,546)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	313.90	May 2018	2,675,000	2,675,000	13,412	(28,750)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	320.70	Jun 2018	2,675,000	2,675,000	13,395	(16,507)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	320.70	Jun 2018	13,375,000	13,375,000	59,639	(83,992)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	320.70	Jun 2018	5,350,000	5,350,000	27,654	(34,266)
JPMorgan Chase Bank	Swiss Market Index	CHF	8,769.00	Jun 2018	6,452	6,452	1,716,537	(1,156,345)
JPMorgan Chase Bank	Swiss Market Index	CHF	8,710.50	Jun 2018	6,454	6,454	1,764,222	(1,415,909)
Merrill Lynch	S&P 500 Index	USD	2,680.00	May 2018	3,289	3,289	128,271	(67,719)
Merrill Lynch	S&P 500 Index	USD	2,620.00	May 2018	411	411	18,947	(22,464)
Merrill Lynch	S&P 500 Index	USD	2,620.00	May 2018	2,878	2,878	135,554	(159,775)
Merrill Lynch	S&P 500 Index	USD	2,680.00	Jun 2018	1,645	1,645	64,155	(64,155)
Merrill Lynch	S&P 500 Index	USD	2,680.00	Jun 2018	1,644	1,644	65,267	(65,267)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,510.00	May 2018	771	771	19,847	(27,022)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,510.00	Jun 2018	617	617	16,257	(22,067)
Morgan Stanley & Company, Inc.	Ibovespa Brasil Index	BRL	84,189.25	Jun 2018	645	645	521,594	(687,903)
Societe Generale Paris	KOSPI 200 Index	KRW	315.80	May 2018	13,375,000	13,375,000	62,100	(120,507)
Societe Generale Paris	KOSPI 200 Index	KRW	315.80	May 2018	8,025,000	8,025,000	37,260	(73,191)
Societe Generale Paris	KOSPI 200 Index	KRW	318.20	May 2018	10,700,000	10,700,000	49,712	(81,663)
Societe Generale Paris	KOSPI 200 Index	KRW	318.20	Jun 2018	10,700,000	10,700,000	49,712	(82,998)
Societe Generale Paris	Nikkei 225 Index	JPY	22,265.00	May 2018	17,222	17,222	56,219	(71,134)
Societe Generale Paris	Nikkei 225 Index	JPY	22,265.00	May 2018	8,611	8,611	28,901	(36,413)
UBS AG	FTSE 100 Index	GBP	7,425.00	May 2018	342	342	30,543	(49,366)
UBS AG	FTSE 100 Index	GBP	7,435.00	May 2018	128	128	10,492	(18,186)
UBS AG	FTSE 100 Index	GBP	7,435.00	Jun 2018	214	214	18,131	(30,073)
UBS AG	KOSPI 200 Index	KRW	308.25	May 2018	9,955,555	9,955,555	56,368	(143,498)
UBS AG	Nikkei 225 Index	JPY	22,220.00	May 2018	8,611	8,611	28,976	(38,715)
UBS AG	Nikkei 225 Index	JPY	22,220.00	May 2018	17,222	17,222	59,370	(78,909)
							$7,635,152	$(9,363,545)
Puts
Barclays Capital	Euro STOXX 50 Index	EUR	3,365.00	May 2018	850	850	$72,768	—
Barclays Capital	FTSE 100 Index	GBP	7,060.00	May 2018	370	370	67,216	—
Barclays Capital	FTSE 100 Index	GBP	7,060.00	May 2018	53	53	9,369	—
24	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Barclays Capital	FTSE 100 Index	GBP	7,010.00	May 2018	317	317	$56,576	—
Barclays Capital	FTSE 100 Index	GBP	7,010.00	May 2018	159	159	29,048	—
Barclays Capital	FTSE 100 Index	GBP	7,125.00	May 2018	106	106	16,623	$(1)
Barclays Capital	FTSE 100 Index	GBP	7,125.00	May 2018	370	370	59,579	(25)
Barclays Capital	FTSE 100 Index	GBP	7,510.00	Jun 2018	171	171	22,835	(22,835)
Barclays Capital	FTSE 100 Index	GBP	7,510.00	Jun 2018	171	171	23,306	(23,306)
Barclays Capital	S&P 500 Index	USD	2,610.00	May 2018	1,706	1,706	94,512	—
Barclays Capital	S&P 500 Index	USD	2,595.00	May 2018	1,279	1,279	68,615	(78)
Barclays Capital	S&P 500 Index	USD	2,595.00	May 2018	2,559	2,559	138,954	(1,471)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	3,480.00	May 2018	1,079	1,079	93,028	(45,041)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	3,480.00	May 2018	309	309	27,124	(13,545)
BNP Paribas Securities Corp.	FTSE 100 Index	GBP	7,400.00	May 2018	43	43	6,045	(2,610)
BNP Paribas Securities Corp.	FTSE 100 Index	GBP	7,400.00	May 2018	299	299	43,524	(19,165)
BNP Paribas Securities Corp.	Nikkei 225 Index	JPY	22,485.00	Jun 2018	8,611	8,611	29,641	(30,003)
BNP Paribas Securities Corp.	Nikkei 225 Index	JPY	22,485.00	Jun 2018	17,222	17,222	60,621	(61,420)
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,625.00	May 2018	1,706	1,706	90,418	—
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,625.00	May 2018	2,132	2,132	114,290	(2,618)
Citibank N.A.	Euro STOXX 50 Index	EUR	3,340.00	May 2018	425	425	39,152	—
Citibank N.A.	Euro STOXX 50 Index	EUR	3,340.00	May 2018	1,275	1,275	122,155	(17)
Citibank N.A.	FTSE 100 Index	GBP	7,018.00	May 2018	212	212	34,926	—
Citibank N.A.	FTSE 100 Index	GBP	7,018.00	May 2018	264	264	44,980	(1)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,346.00	May 2018	638	638	56,338	—
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,346.00	May 2018	1,062	1,062	98,446	(1)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,395.00	May 2018	212	212	18,157	(11)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,395.00	May 2018	1,488	1,488	133,982	(330)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,520.00	May 2018	1,234	1,234	111,707	(71,629)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,520.00	May 2018	154	154	14,694	(9,825)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,485.00	May 2018	925	925	82,058	(42,686)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,485.00	May 2018	463	463	43,998	(24,038)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,525.00	Jun 2018	617	617	54,175	(54,175)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	3,525.00	Jun 2018	771	771	69,829	(69,829)
Deutsche Bank AG	KOSPI 200 Index	KRW	312.70	May 2018	12,444,444	12,444,444	60,368	(386)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,350.00	May 2018	9,166	9,166	38,619	—
Deutsche Bank AG	Nikkei 225 Index	JPY	21,350.00	May 2018	18,333	18,333	84,062	—
Deutsche Bank AG	Nikkei 225 Index	JPY	21,680.00	May 2018	18,333	18,333	76,761	(182)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,350.00	May 2018	9,167	9,167	39,430	(14)
Deutsche Bank AG	Nikkei 225 Index	JPY	22,310.00	May 2018	17,222	17,222	62,683	(46,862)
Deutsche Bank AG	Nikkei 225 Index	JPY	22,310.00	Jun 2018	8,611	8,611	31,893	(24,153)
Deutsche Bank AG	S&P 500 Index	USD	2,580.00	May 2018	853	853	48,630	(193)
Deutsche Bank AG	S&P 500 Index	USD	2,650.00	May 2018	426	426	21,343	(6,035)
Deutsche Bank AG	S&P 500 Index	USD	2,580.00	May 2018	2,985	2,985	173,011	(2,688)
Deutsche Bank AG	S&P 500 Index	USD	2,650.00	May 2018	3,412	3,412	173,841	(56,896)
Goldman Sachs	FTSE 100 Index	GBP	7,375.00	May 2018	85	85	11,878	(4,697)
Goldman Sachs	FTSE 100 Index	GBP	7,375.00	May 2018	257	257	36,629	(14,904)
Goldman Sachs	KOSPI 200 Index	KRW	307.00	Jun 2018	443,869,759	443,869,759	4,102,688	(453,783)
Goldman Sachs	KOSPI 200 Index	KRW	307.00	Jun 2018	233,008,426	233,008,426	2,165,697	(238,212)
Goldman Sachs	S&P 500 Index	USD	2,650.00	May 2018	822	822	37,131	(32,075)
Goldman Sachs	S&P 500 Index	USD	2,650.00	May 2018	2,467	2,467	114,716	(99,345)
Goldman Sachs	S&P 500 Index	USD	2,675.00	May 2018	1,233	1,233	52,254	(64,552)
Goldman Sachs	S&P 500 Index	USD	2,675.00	Jun 2018	2,056	2,056	89,847	(109,297)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	313.90	May 2018	5,350,000	5,350,000	24,738	(6,332)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	313.90	May 2018	13,375,000	13,375,000	63,087	(16,879)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	25

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
JPMorgan Chase Bank	KOSPI 200 Index	KRW	313.90	May 2018	2,675,000	2,675,000	$12,419	$(3,584)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	320.70	Jun 2018	2,675,000	2,675,000	12,238	(8,246)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	320.70	Jun 2018	13,375,000	13,375,000	62,432	(42,506)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	320.70	Jun 2018	5,350,000	5,350,000	25,469	(17,525)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	309.22	Jun 2018	36,460,315	36,460,315	303,751	(46,226)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	310.61	Jun 2018	157,539,685	157,539,685	1,317,667	(228,590)
Merrill Lynch	S&P 500 Index	USD	2,680.00	May 2018	3,289	3,289	139,783	(176,493)
Merrill Lynch	S&P 500 Index	USD	2,620.00	May 2018	411	411	20,961	(11,444)
Merrill Lynch	S&P 500 Index	USD	2,620.00	May 2018	2,878	2,878	149,656	(82,570)
Merrill Lynch	S&P 500 Index	USD	2,680.00	Jun 2018	1,645	1,645	65,800	(65,800)
Merrill Lynch	S&P 500 Index	USD	2,680.00	Jun 2018	1,644	1,644	67,404	(67,404)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,510.00	May 2018	771	771	69,344	(51,073)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,510.00	Jun 2018	617	617	56,900	(42,541)
Societe Generale Paris	KOSPI 200 Index	KRW	315.80	May 2018	13,375,000	13,375,000	52,015	(18,947)
Societe Generale Paris	KOSPI 200 Index	KRW	315.80	May 2018	8,025,000	8,025,000	33,536	(12,154)
Societe Generale Paris	KOSPI 200 Index	KRW	318.20	May 2018	10,700,000	10,700,000	49,712	(24,039)
Societe Generale Paris	KOSPI 200 Index	KRW	318.20	Jun 2018	10,700,000	10,700,000	49,712	(24,934)
Societe Generale Paris	Nikkei 225 Index	JPY	22,265.00	May 2018	17,222	17,222	56,203	(39,517)
Societe Generale Paris	Nikkei 225 Index	JPY	22,265.00	May 2018	8,611	8,611	29,693	(20,611)
UBS AG	FTSE 100 Index	GBP	7,425.00	May 2018	342	342	47,724	(24,250)
UBS AG	FTSE 100 Index	GBP	7,435.00	May 2018	128	128	17,280	(10,496)
UBS AG	FTSE 100 Index	GBP	7,435.00	Jun 2018	214	214	29,923	(18,877)
UBS AG	KOSPI 200 Index	KRW	308.25	May 2018	9,955,555	9,955,555	55,612	(48)
UBS AG	Nikkei 225 Index	JPY	22,220.00	May 2018	8,611	8,611	28,898	(19,368)
UBS AG	Nikkei 225 Index	JPY	22,220.00	May 2018	17,222	17,222	59,212	(40,228)
							$12,371,339	$(2,769,616)
							$20,006,491	$(12,133,161)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	17,700,000	273,076	(156,681)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	23,895,000	340,050	(211,519)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	20,310,750	312,004	(179,791)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	26,900,000	370,292	(238,120)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	21,600,000	316,008	(191,204)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	21,600,000	293,026	(191,204)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	25,900,000	327,247	(229,268)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Apr 2019	19,094,250	271,730	(169,023)
						$2,503,433	$(1,566,810)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Deutsche Bank AG	2,535,000,000	CLP	CLICP	Fixed 4.020%	Semi-Annual	Semi-Annual	Sep 2027	—	$(25,613)	$(25,613)
Goldman Sachs	2,614,000,000	CLP	CLICP	Fixed 4.030%	Semi-Annual	Semi-Annual	Sep 2027	—	(22,820)	(22,820)
Goldman Sachs	3,601,000,000	CLP	CLICP	Fixed 4.038%	Semi-Annual	Semi-Annual	Sep 2027	—	(28,125)	(28,125)
								—	$(76,558)	$(76,558)
26	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.879%	Semi-Annual	Semi-Annual	Oct 2019	—	$(633,216)	$(633,216)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.840%	Semi-Annual	Semi-Annual	Oct 2019	—	(494,027)	(494,027)
Centrally cleared	1,356,000,000	SEK	Fixed -0.213%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	11,532	11,532
Centrally cleared	904,000,000	SEK	Fixed -0.220%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	24,511	24,511
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.830%	Semi-Annual	Semi-Annual	Oct 2019	—	(261,055)	(261,055)
Centrally cleared	452,000,000	SEK	Fixed -0.222%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	18,216	18,216
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.775%	Semi-Annual	Semi-Annual	Nov 2019	—	(745,697)	(745,697)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.800%	Semi-Annual	Semi-Annual	Nov 2019	—	(442,617)	(442,617)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.795%	Semi-Annual	Semi-Annual	Nov 2019	—	(458,922)	(458,922)
Centrally cleared	1,356,000,000	SEK	Fixed -0.247%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	(31,044)	(31,044)
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.775%	Semi-Annual	Semi-Annual	Nov 2019	—	(756,438)	(756,438)
Centrally cleared	904,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	(23,875)	(23,875)
Centrally cleared	904,000,000	SEK	Fixed -0.257%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	4,600	4,600
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.780%	Semi-Annual	Semi-Annual	Nov 2019	—	(250,572)	(250,572)
Centrally cleared	1,356,000,000	SEK	Fixed -0.249%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	(11,712)	(11,712)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.800%	Semi-Annual	Semi-Annual	Nov 2019	—	(227,371)	(227,371)
Centrally cleared	452,000,000	SEK	Fixed -0.234%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	(19,368)	(19,368)
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.810%	Semi-Annual	Semi-Annual	Nov 2019	—	(660,269)	(660,269)
Centrally cleared	452,000,000	SEK	Fixed -0.222%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	(32,642)	(32,642)
Centrally cleared	1,356,000,000	SEK	Fixed -0.255%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	7,315	7,315
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.760%	Semi-Annual	Semi-Annual	Nov 2019	—	(296,394)	(296,394)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.763%	Semi-Annual	Semi-Annual	Nov 2019	—	(295,280)	(295,280)
Centrally cleared	452,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	(3,512)	(3,512)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.835%	Semi-Annual	Semi-Annual	Dec 2019	—	(221,882)	(221,882)
Centrally cleared	452,000,000	SEK	Fixed -0.236%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	(11,309)	(11,309)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.871%	Semi-Annual	Semi-Annual	Dec 2019	—	(185,857)	(185,857)
Centrally cleared	452,000,000	SEK	Fixed -0.212%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	(33,100)	(33,100)
Centrally cleared	452,000,000	SEK	Fixed -0.223%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	(21,841)	(21,841)
Centrally cleared	598,584,471	USD	3 month LIBOR	Fixed 2.020%	Semi-Annual	Quarterly	Apr 2021	—	(10,991,208)	(10,991,208)
Centrally cleared	149,646,117	USD	3 month LIBOR	Fixed 2.000%	Semi-Annual	Quarterly	Apr 2021	—	(2,804,563)	(2,804,563)
Centrally cleared	598,584,470	USD	3 month LIBOR	Fixed 2.020%	Semi-Annual	Quarterly	Apr 2021	—	(11,024,968)	(11,024,968)
Centrally cleared	163,184,942	USD	3 month LIBOR	Fixed 2.070%	Semi-Annual	Quarterly	Apr 2021	—	(2,847,463)	(2,847,463)
Centrally cleared	71,718,000	AUD	6 month BBSW	Fixed 2.565%	Semi-Annual	Semi-Annual	May 2021	—	50,251	50,251
Centrally cleared	71,718,000	AUD	6 month BBSW	Fixed 2.500%	Semi-Annual	Semi-Annual	May 2021	—	(19,459)	(19,459)
Centrally cleared	107,577,000	AUD	6 month BBSW	Fixed 2.486%	Semi-Annual	Semi-Annual	May 2021	—	(52,165)	(52,165)
Centrally cleared	107,577,024	AUD	6 month BBSW	Fixed 2.357%	Semi-Annual	Semi-Annual	May 2021	—	(256,233)	(256,233)
Centrally cleared	54,332,000	AUD	6 month BBSW	Fixed 2.375%	Semi-Annual	Semi-Annual	May 2021	—	(117,120)	(117,120)
Centrally cleared	40,139,976	AUD	6 month BBSW	Fixed 2.385%	Semi-Annual	Semi-Annual	May 2021	—	(80,894)	(80,894)
Centrally cleared	61,938,000	AUD	6 month BBSW	Fixed 2.375%	Semi-Annual	Semi-Annual	May 2021	—	(133,804)	(133,804)
Centrally cleared	497,000,000	USD	3 month LIBOR	Fixed 1.985%	Semi-Annual	Quarterly	Jun 2021	—	(9,553,235)	(9,553,235)
Centrally cleared	568,000,000	USD	3 month LIBOR	Fixed 1.985%	Semi-Annual	Quarterly	Jun 2021	—	(10,953,142)	(10,953,142)
Centrally cleared	213,000,000	USD	3 month LIBOR	Fixed 1.929%	Semi-Annual	Quarterly	Jun 2021	—	(4,330,418)	(4,330,418)
Centrally cleared	142,000,000	USD	3 month LIBOR	Fixed 1.955%	Semi-Annual	Quarterly	Jun 2021	—	(2,812,495)	(2,812,495)
Centrally cleared	91,140,000	AUD	6 month BBSW	Fixed 2.350%	Semi-Annual	Semi-Annual	Jun 2021	—	(249,242)	(249,242)
Centrally cleared	56,420,000	AUD	6 month BBSW	Fixed 2.325%	Semi-Annual	Semi-Annual	Jun 2021	—	(175,458)	(175,458)
Centrally cleared	43,400,000	AUD	6 month BBSW	Fixed 2.395%	Semi-Annual	Semi-Annual	Jun 2021	—	(92,669)	(92,669)
Centrally cleared	26,040,000	AUD	6 month BBSW	Fixed 2.456%	Semi-Annual	Semi-Annual	Jun 2021	—	(32,551)	(32,551)
Centrally cleared	295,000,000	AUD	6 month BBSW	Fixed 2.766%	Semi-Annual	Semi-Annual	Sep 2021	—	699,384	699,384
Centrally cleared	146,000,000	AUD	6 month BBSW	Fixed 2.725%	Semi-Annual	Semi-Annual	Oct 2021	—	230,010	230,010
Centrally cleared	195,390,000	AUD	6 month BBSW	Fixed 2.400%	Semi-Annual	Semi-Annual	Nov 2021	—	(664,563)	(664,563)
Centrally cleared	194,192,109	AUD	6 month BBSW	Fixed 2.386%	Semi-Annual	Semi-Annual	Dec 2021	—	(704,173)	(704,173)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	27

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	116,649,891	AUD	6 month BBSW	Fixed 2.409%	Semi-Annual	Semi-Annual	Dec 2021	—	$(384,562)	$(384,562)
Centrally cleared	38,768,000	AUD	6 month BBSW	Fixed 2.446%	Semi-Annual	Semi-Annual	Dec 2021	—	(108,579)	(108,579)
Centrally cleared	51,750,000	CZK	Fixed 1.300%	6 month PRIBOR	Annual	Semi-Annual	Oct 2022	—	10,284	10,284
Centrally cleared	55,443,618	CZK	Fixed 1.548%	6 month PRIBOR	Annual	Semi-Annual	Oct 2022	—	(19,206)	(19,206)
Centrally cleared	111,556,382	CZK	Fixed 1.550%	6 month PRIBOR	Annual	Semi-Annual	Oct 2022	—	(38,800)	(38,800)
Centrally cleared	245,565,004	USD	Fixed 2.225%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2024	—	8,763,429	8,763,429
Centrally cleared	61,391,001	USD	Fixed 2.208%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2024	—	2,239,132	2,239,132
Centrally cleared	245,565,003	USD	Fixed 2.228%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2024	—	8,730,008	8,730,008
Centrally cleared	64,478,992	USD	Fixed 2.279%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2024	—	2,145,371	2,145,371
Centrally cleared	201,250,000	USD	Fixed 2.189%	3 month LIBOR	Semi-Annual	Quarterly	Jun 2024	—	7,539,731	7,539,731
Centrally cleared	230,000,000	USD	Fixed 2.189%	3 month LIBOR	Semi-Annual	Quarterly	Jun 2024	—	8,623,827	8,623,827
Centrally cleared	86,250,000	USD	Fixed 2.133%	3 month LIBOR	Semi-Annual	Quarterly	Jun 2024	—	3,454,804	3,454,804
Centrally cleared	57,500,000	USD	Fixed 2.158%	3 month LIBOR	Semi-Annual	Quarterly	Jun 2024	—	2,236,710	2,236,710
Centrally cleared	164,000,000	CZK	Fixed 1.020%	6 month PRIBOR	Annual	Semi-Annual	Jun 2024	—	246,576	246,576
Centrally cleared	42,000,000	CAD	Fixed 2.357%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	819,563	819,563
Centrally cleared	28,000,000	CAD	Fixed 2.325%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	607,846	607,846
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.190%	Annual	Quarterly	Oct 2027	—	203,320	203,320
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.158%	Annual	Quarterly	Oct 2027	—	70,254	70,254
Centrally cleared	14,000,000	CAD	Fixed 2.356%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	276,319	276,319
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.212%	Annual	Quarterly	Oct 2027	—	82,428	82,428
Centrally cleared	42,000,000	CAD	Fixed 2.288%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	903,543	903,543
Centrally cleared	28,000,000	CAD	Fixed 2.301%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	578,010	578,010
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.166%	Annual	Quarterly	Nov 2027	—	132,116	132,116
Centrally cleared	28,000,000	CAD	Fixed 2.280%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	623,242	623,242
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.156%	Annual	Quarterly	Nov 2027	—	68,496	68,496
Centrally cleared	42,000,000	CAD	Fixed 2.257%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	1,000,747	1,000,747
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.129%	Annual	Quarterly	Nov 2027	—	17,321	17,321
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.133%	Annual	Quarterly	Nov 2027	—	34,431	34,431
Centrally cleared	14,000,000	CAD	Fixed 2.266%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	325,155	325,155
Centrally cleared	14,000,000	CAD	Fixed 2.297%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	294,668	294,668
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.154%	Annual	Quarterly	Nov 2027	—	27,890	27,890
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.175%	Annual	Quarterly	Nov 2027	—	47,572	47,572
Centrally cleared	42,000,000	CAD	Fixed 2.312%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	843,930	843,930
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.152%	Annual	Quarterly	Nov 2027	—	75,439	75,439
Centrally cleared	14,000,000	CAD	Fixed 2.195%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	402,506	402,506
Centrally cleared	14,000,000	CAD	Fixed 2.209%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	389,371	389,371
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.090%	Annual	Quarterly	Nov 2027	—	(41,862)	(41,862)
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	(23,970)	(23,970)
Centrally cleared	14,000,000	CAD	Fixed 2.268%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	332,545	332,545
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	(26,956)	(26,956)
Centrally cleared	14,000,000	CAD	Fixed 2.285%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	317,035	317,035
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	(27,254)	(27,254)
Centrally cleared	1,813,100,000	JPY	6 month LIBOR	Fixed 0.401%	Semi-Annual	Semi-Annual	Aug 2029	—	(23,264)	(23,264)
Centrally cleared	3,626,200,000	JPY	6 month LIBOR	Fixed 0.404%	Semi-Annual	Semi-Annual	Aug 2029	—	(39,443)	(39,443)
Centrally cleared	3,626,200,000	JPY	6 month LIBOR	Fixed 0.387%	Semi-Annual	Semi-Annual	Aug 2029	—	(94,665)	(94,665)
Centrally cleared	5,439,400,000	JPY	6 month LIBOR	Fixed 0.387%	Semi-Annual	Semi-Annual	Aug 2029	—	(143,747)	(143,747)
Centrally cleared	7,492,700,000	JPY	6 month LIBOR	Fixed 0.390%	Semi-Annual	Semi-Annual	Aug 2029	—	(182,904)	(182,904)
Centrally cleared	7,252,400,000	JPY	6 month LIBOR	Fixed 0.393%	Semi-Annual	Semi-Annual	Aug 2029	—	(157,241)	(157,241)
Centrally cleared	1,813,100,000	JPY	6 month LIBOR	Fixed 0.384%	Semi-Annual	Semi-Annual	Aug 2029	—	(54,473)	(54,473)
Centrally cleared	1,813,100,000	JPY	6 month LIBOR	Fixed 0.380%	Semi-Annual	Semi-Annual	Aug 2029	—	(61,387)	(61,387)
Centrally cleared	1,813,100,000	JPY	6 month LIBOR	Fixed 0.335%	Semi-Annual	Semi-Annual	Aug 2029	—	(135,606)	(135,606)
28	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,439,300,000	JPY	6 month LIBOR	Fixed 0.370%	Semi-Annual	Semi-Annual	Aug 2029	—	$(233,638)	$(233,638)
Centrally cleared	7,252,500,000	JPY	6 month LIBOR	Fixed 0.370%	Semi-Annual	Semi-Annual	Sep 2029	—	(317,964)	(317,964)
Centrally cleared	3,626,200,000	JPY	6 month LIBOR	Fixed 0.370%	Semi-Annual	Semi-Annual	Sep 2029	—	(159,991)	(159,991)
Centrally cleared	3,626,200,000	JPY	6 month LIBOR	Fixed 0.353%	Semi-Annual	Semi-Annual	Sep 2029	—	(218,491)	(218,491)
Centrally cleared	3,866,500,000	JPY	6 month LIBOR	Fixed 0.357%	Semi-Annual	Semi-Annual	Sep 2029	—	(217,892)	(217,892)
Centrally cleared	5,421,700,000	JPY	6 month LIBOR	Fixed 0.442%	Semi-Annual	Semi-Annual	Oct 2029	—	73,053	73,053
Centrally cleared	5,421,700,000	JPY	6 month LIBOR	Fixed 0.440%	Semi-Annual	Semi-Annual	Oct 2029	—	61,369	61,369
Centrally cleared	5,421,700,000	JPY	6 month LIBOR	Fixed 0.429%	Semi-Annual	Semi-Annual	Oct 2029	—	6,175	6,175
Centrally cleared	3,614,400,000	JPY	6 month LIBOR	Fixed 0.434%	Semi-Annual	Semi-Annual	Oct 2029	—	19,824	19,824
Centrally cleared	3,614,500,000	JPY	6 month LIBOR	Fixed 0.433%	Semi-Annual	Semi-Annual	Oct 2029	—	15,791	15,791
Centrally cleared	1,606,000,000	JPY	6 month LIBOR	Fixed 0.434%	Semi-Annual	Semi-Annual	Oct 2029	—	7,345	7,345
Centrally cleared	926,800,000	JPY	Fixed 0.815%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(37,422)	(37,422)
Centrally cleared	1,853,500,000	JPY	Fixed 0.820%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(89,820)	(89,820)
Centrally cleared	1,853,400,000	JPY	Fixed 0.802%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(30,415)	(30,415)
Centrally cleared	2,780,200,000	JPY	Fixed 0.801%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(39,351)	(39,351)
Centrally cleared	3,829,200,000	JPY	Fixed 0.809%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(102,602)	(102,602)
Centrally cleared	3,706,900,000	JPY	Fixed 0.806%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(80,689)	(80,689)
Centrally cleared	926,700,000	JPY	Fixed 0.804%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(16,712)	(16,712)
Centrally cleared	926,700,000	JPY	Fixed 0.763%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	50,601	50,601
Centrally cleared	926,700,000	JPY	Fixed 0.810%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(26,413)	(26,413)
Centrally cleared	2,780,200,000	JPY	Fixed 0.803%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2039	—	(42,372)	(42,372)
Centrally cleared	3,707,000,000	JPY	Fixed 0.801%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2039	—	(41,987)	(41,987)
Centrally cleared	1,853,500,000	JPY	Fixed 0.802%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2039	—	(22,728)	(22,728)
Centrally cleared	1,853,400,000	JPY	Fixed 0.785%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2039	—	32,909	32,909
Centrally cleared	1,975,800,000	JPY	Fixed 0.789%	6 month LIBOR	Semi-Annual	Semi-Annual	Sep 2039	—	21,697	21,697
Centrally cleared	2,764,900,000	JPY	Fixed 0.872%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2039	—	(341,098)	(341,098)
Centrally cleared	2,764,800,000	JPY	Fixed 0.869%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2039	—	(325,840)	(325,840)
Centrally cleared	2,764,800,000	JPY	Fixed 0.855%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2039	—	(259,022)	(259,022)
Centrally cleared	1,843,300,000	JPY	Fixed 0.861%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2039	—	(191,329)	(191,329)
Centrally cleared	1,843,200,000	JPY	Fixed 0.863%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2039	—	(197,674)	(197,674)
Centrally cleared	819,000,000	JPY	Fixed 0.863%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2039	—	(86,741)	(86,741)
								—	$(14,859,731)	$(14,859,731)
								—	$(14,936,289)	$(14,936,289)

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Samsung Electronics Company, Ltd.	1 Month USD LIBOR + 0.20%	Monthly	USD	28,371,008	Apr 2019	Goldman Sachs	—	$(1,837,129)	$(1,837,129)
Pay	Ibovespa Brasil Index	3 Month USD LIBOR + 0.35%	Quarterly	USD	27,838,459	Dec 2018	Morgan Stanley & Company, Inc.	—	2,039,772	2,039,772
Pay	Ibovespa Brasil Index	3 Month USD LIBOR + 0.35%	Quarterly	USD	44,598,047	Dec 2018	Morgan Stanley & Company, Inc.	—	3,056,594	3,056,594
								—	$3,259,237	$3,259,237
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	29

Variance swaps
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP Paribas Securities Corp.	KOSPI 200 Index	KRW	44,800,000	$ 42,030	Receive	21.900%	At maturity	Dec 2018	—	$ (191,896)	$ (191,896)
BNP Paribas Securities Corp.	FTSE 100 Index	GBP	226,260	293,254	Pay	22.450%	At maturity	Dec 2018	—	2,550,850	2,550,850
BNP Paribas Securities Corp.	FTSE 100 Index	GBP	250,000	312,024	Pay	20.150%	At maturity	Dec 2018	—	2,261,920	2,261,920
BNP Paribas Securities Corp.	S&P 500 Index	USD	42,000	42,000	Pay	21.600%	At maturity	Dec 2018	—	120,666	120,666
BNP Paribas Securities Corp.	S&P 500 Index	USD	84,600	84,600	Pay	20.200%	At maturity	Dec 2018	—	158,433	158,433
BNP Paribas Securities Corp.	Hang Seng Index	HKD	2,278,000	293,674	Receive	31.400%	At maturity	Dec 2018	—	(2,715,909)	(2,715,909)
BNP Paribas Securities Corp.	Hang Seng Index	HKD	2,430,000	313,239	Receive	29.300%	At maturity	Dec 2018	—	(2,283,689)	(2,283,689)
BNP Paribas Securities Corp.	Hang Seng Index	HKD	665,000	84,731	Receive	27.700%	At maturity	Dec 2018	—	(300,781)	(300,781)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	41,500	50,815	Receive	21.700%	At maturity	Dec 2019	—	(128,341)	(128,341)
BNP Paribas Securities Corp.	S&P 500 Index	USD	50,700	50,700	Pay	20.200%	At maturity	Dec 2019	—	40,577	40,577
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	54,500	66,733	Receive	22.500%	At maturity	Dec 2019	—	(214,695)	(214,695)
BNP Paribas Securities Corp.	S&P 500 Index	USD	68,400	68,400	Pay	20.750%	At maturity	Dec 2019	—	88,809	88,809
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	83,500	104,065	Receive	22.050%	At maturity	Dec 2019	—	(288,961)	(288,961)
BNP Paribas Securities Corp.	S&P 500 Index	USD	103,000	103,000	Pay	20.200%	At maturity	Dec 2019	—	82,692	82,692
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	83,100	102,517	Receive	21.650%	At maturity	Dec 2019	—	(247,983)	(247,983)
BNP Paribas Securities Corp.	S&P 500 Index	USD	103,000	103,000	Pay	19.700%	At maturity	Dec 2019	—	31,333	31,333
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	83,500	102,926	Receive	21.700%	At maturity	Dec 2019	—	(250,056)	(250,056)
BNP Paribas Securities Corp.	S&P 500 Index	USD	103,000	103,000	Pay	19.800%	At maturity	Dec 2019	—	37,384	37,384
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	84,800	104,579	Receive	22.700%	At maturity	Dec 2019	—	(341,721)	(341,721)
BNP Paribas Securities Corp.	S&P 500 Index	USD	105,000	105,000	Pay	21.000%	At maturity	Dec 2019	—	152,795	152,795
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	127,000	156,298	Receive	21.400%	At maturity	Dec 2019	—	(325,986)	(325,986)
BNP Paribas Securities Corp.	S&P 500 Index	USD	156,000	156,000	Pay	19.300%	At maturity	Dec 2019	—	(24,398)	(24,398)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	79,900	98,836	Receive	21.600%	At maturity	Dec 2019	—	(218,294)	(218,294)
BNP Paribas Securities Corp.	S&P 500 Index	USD	99,600	99,600	Pay	19.500%	At maturity	Dec 2019	—	(1,671)	(1,671)
BNP Paribas Securities Corp.	S&P 500 Index	USD	82,200	82,200	Pay	19.050%	At maturity	Dec 2019	—	(27,206)	(27,206)
BNP Paribas Securities Corp.	Hang Seng Index	HKD	640,000	81,529	Receive	26.350%	At maturity	Dec 2019	—	(36,693)	(36,693)
Deutsche Bank AG	S&P 500 Index	USD	83,800	83,800	Pay	19.050%	At maturity	Dec 2018	—	13,859	13,859
Deutsche Bank AG	Hang Seng Index	HKD	656,000	83,645	Receive	25.800%	At maturity	Dec 2018	—	(162,110)	(162,110)
Deutsche Bank AG	Euro STOXX 50 Index	EUR	41,600	51,145	Receive	21.500%	At maturity	Dec 2019	—	(114,684)	(114,684)
Deutsche Bank AG	S&P 500 Index	USD	51,100	51,100	Pay	19.700%	At maturity	Dec 2019	—	14,453	14,453
Deutsche Bank AG	S&P 500 Index	USD	84,000	84,000	Pay	19.450%	At maturity	Dec 2019	—	(5,437)	(5,437)
Deutsche Bank AG	S&P 500 Index	USD	167,000	167,000	Pay	21.350%	At maturity	Dec 2019	—	306,896	306,896
Deutsche Bank AG	Hang Seng Index	HKD	654,000	83,402	Receive	26.500%	At maturity	Dec 2019	—	(71,396)	(71,396)
Deutsche Bank AG	Hang Seng Index	HKD	1,310,000	166,903	Receive	28.600%	At maturity	Dec 2019	—	(432,249)	(432,249)
Deutsche Bank AG	S&P 500 Index	USD	86,600	86,600	Pay	19.600%	At maturity	Dec 2020	—	(18,270)	(18,270)
Deutsche Bank AG	Hang Seng Index	HKD	713,000	90,907	Receive	26.850%	At maturity	Dec 2020	—	(12,507)	(12,507)
Goldman Sachs	Euro STOXX 50 Index	EUR	83,600	103,317	Receive	22.650%	At maturity	Dec 2019	—	(342,736)	(342,736)
Goldman Sachs	S&P 500 Index	USD	103,000	103,000	Pay	21.100%	At maturity	Dec 2019	—	165,510	165,510
Goldman Sachs	Euro STOXX 50 Index	EUR	84,700	105,138	Receive	21.900%	At maturity	Dec 2019	—	(265,655)	(265,655)
Goldman Sachs	S&P 500 Index	USD	105,000	105,000	Pay	20.000%	At maturity	Dec 2019	—	52,975	52,975
JPMorgan Chase Bank	FTSE 100 Index	GBP	190,000	237,405	Pay	22.550%	At maturity	Dec 2018	—	2,165,919	2,165,919
JPMorgan Chase Bank	FTSE 100 Index	GBP	47,300	59,180	Pay	19.870%	At maturity	Dec 2018	—	414,822	414,822
JPMorgan Chase Bank	FTSE 100 Index	GBP	46,200	57,882	Pay	19.680%	At maturity	Dec 2018	—	396,520	396,520
JPMorgan Chase Bank	S&P 500 Index	USD	84,000	84,000	Pay	19.470%	At maturity	Dec 2018	—	40,194	40,194
JPMorgan Chase Bank	S&P 500 Index	USD	82,600	82,600	Pay	21.080%	At maturity	Dec 2018	—	197,960	197,960
JPMorgan Chase Bank	Hang Seng Index	HKD	1,846,500	238,075	Receive	31.550%	At maturity	Dec 2018	—	(2,197,512)	(2,197,512)
JPMorgan Chase Bank	Hang Seng Index	HKD	455,000	58,644	Receive	29.260%	At maturity	Dec 2018	—	(425,503)	(425,503)
JPMorgan Chase Bank	Hang Seng Index	HKD	447,000	57,606	Receive	29.290%	At maturity	Dec 2018	—	(419,045)	(419,045)
JPMorgan Chase Bank	Hang Seng Index	HKD	659,000	84,000	Receive	26.530%	At maturity	Dec 2018	—	(210,058)	(210,058)
JPMorgan Chase Bank	Hang Seng Index	HKD	647,000	82,463	Receive	27.870%	At maturity	Dec 2018	—	(302,894)	(302,894)
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	82,400	100,825	Receive	22.900%	At maturity	Dec 2019	—	(359,778)	(359,778)
30	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Variance swaps (continued)
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank	S&P 500 Index	USD	101,000	$101,000	Pay	21.500%	At maturity	Dec 2019	—	$ 198,753	$ 198,753
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	83,300	101,926	Receive	23.200%	At maturity	Dec 2019	—	(389,235)	(389,235)
JPMorgan Chase Bank	S&P 500 Index	USD	102,000	102,000	Pay	21.700%	At maturity	Dec 2019	—	218,300	218,300
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	83,400	102,503	Receive	23.150%	At maturity	Dec 2019	—	(385,654)	(385,654)
JPMorgan Chase Bank	S&P 500 Index	USD	102,000	102,000	Pay	21.500%	At maturity	Dec 2019	—	201,252	201,252
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	41,700	51,251	Receive	23.050%	At maturity	Dec 2019	—	(188,576)	(188,576)
JPMorgan Chase Bank	S&P 500 Index	USD	51,400	51,400	Pay	21.500%	At maturity	Dec 2019	—	101,415	101,415
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	168,000	207,261	Receive	22.900%	At maturity	Dec 2019	—	(710,313)	(710,313)
JPMorgan Chase Bank	S&P 500 Index	USD	207,000	207,000	Pay	20.900%	At maturity	Dec 2019	—	282,049	282,049
JPMorgan Chase Bank	S&P 500 Index	USD	86,500	86,500	Pay	19.600%	At maturity	Dec 2019	—	11,242	11,242
JPMorgan Chase Bank	S&P 500 Index	USD	59,600	59,600	Pay	19.040%	At maturity	Dec 2019	—	(26,163)	(26,163)
JPMorgan Chase Bank	Hang Seng Index	HKD	713,000	90,871	Receive	26.720%	At maturity	Dec 2019	—	(71,745)	(71,745)
JPMorgan Chase Bank	Hang Seng Index	HKD	468,000	59,636	Receive	26.500%	At maturity	Dec 2019	—	(32,869)	(32,869)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	169,000	208,536	Receive	21.000%	At maturity	Dec 2019	—	(355,172)	(355,172)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	207,000	207,000	Pay	18.850%	At maturity	Dec 2019	—	(127,710)	(127,710)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	65,900	81,067	Receive	21.500%	At maturity	Dec 2019	—	(171,790)	(171,790)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	81,500	81,500	Pay	19.400%	At maturity	Dec 2019	—	(10,899)	(10,899)
Societe Generale Paris	FTSE 100 Index	GBP	300,000	398,878	Pay	22.750%	At maturity	Dec 2018	—	3,457,212	3,457,212
Societe Generale Paris	FTSE 100 Index	GBP	185,000	225,458	Pay	21.250%	At maturity	Dec 2018	—	1,869,780	1,869,780
Societe Generale Paris	FTSE 100 Index	GBP	160,000	202,537	Pay	20.150%	At maturity	Dec 2018	—	1,448,931	1,448,931
Societe Generale Paris	Hang Seng Index	HKD	3,088,550	398,245	Receive	32.250%	At maturity	Dec 2018	—	(3,869,397)	(3,869,397)
Societe Generale Paris	Hang Seng Index	HKD	1,750,000	225,672	Receive	30.350%	At maturity	Dec 2018	—	(1,845,139)	(1,845,139)
Societe Generale Paris	Hang Seng Index	HKD	1,561,040	201,179	Receive	29.250%	At maturity	Dec 2018	—	(1,464,993)	(1,464,993)
Societe Generale Paris	KOSPI 200 Index	KRW	44,500,000	41,608	Receive	20.450%	At maturity	Dec 2019	—	(57,183)	(57,183)
Societe Generale Paris	S&P 500 Index	USD	84,400	84,400	Pay	21.250%	At maturity	Dec 2019	—	143,666	143,666
Societe Generale Paris	S&P 500 Index	USD	83,000	83,000	Pay	20.250%	At maturity	Dec 2019	—	72,270	72,270
Societe Generale Paris	S&P 500 Index	USD	168,000	168,000	Pay	20.200%	At maturity	Dec 2019	—	138,358	138,358
Societe Generale Paris	S&P 500 Index	USD	125,000	125,000	Pay	20.500%	At maturity	Dec 2019	—	135,880	135,880
Societe Generale Paris	S&P 500 Index	USD	41,700	41,700	Pay	20.500%	At maturity	Dec 2019	—	45,329	45,329
Societe Generale Paris	S&P 500 Index	USD	83,200	83,200	Pay	20.000%	At maturity	Dec 2019	—	50,758	50,758
Societe Generale Paris	S&P 500 Index	USD	83,800	83,800	Pay	20.100%	At maturity	Dec 2019	—	62,817	62,817
Societe Generale Paris	S&P 500 Index	USD	83,500	83,500	Pay	18.900%	At maturity	Dec 2019	—	(41,369)	(41,369)
Societe Generale Paris	Hang Seng Index	HKD	660,000	84,096	Receive	28.350%	At maturity	Dec 2019	—	(200,468)	(200,468)
Societe Generale Paris	Hang Seng Index	HKD	648,000	82,549	Receive	27.500%	At maturity	Dec 2019	—	(131,536)	(131,536)
Societe Generale Paris	Hang Seng Index	HKD	1,320,000	168,170	Receive	27.400%	At maturity	Dec 2019	—	(254,524)	(254,524)
Societe Generale Paris	Hang Seng Index	HKD	650,000	82,803	Receive	27.750%	At maturity	Dec 2019	—	(148,413)	(148,413)
Societe Generale Paris	Hang Seng Index	HKD	326,000	41,529	Receive	27.750%	At maturity	Dec 2019	—	(74,435)	(74,435)
Societe Generale Paris	Hang Seng Index	HKD	650,000	82,803	Receive	27.250%	At maturity	Dec 2019	—	(108,630)	(108,630)
Societe Generale Paris	Hang Seng Index	HKD	655,000	83,444	Receive	27.350%	At maturity	Dec 2019	—	(123,899)	(123,899)
Societe Generale Paris	Hang Seng Index	HKD	660,000	84,098	Receive	26.150%	At maturity	Dec 2019	—	(23,489)	(23,489)
Societe Generale Paris	S&P 500 Index	USD	86,700	86,700	Pay	19.350%	At maturity	Dec 2020	—	(38,591)	(38,591)
Societe Generale Paris	Hang Seng Index	HKD	725,000	92,400	Receive	26.700%	At maturity	Dec 2020	—	(580)	(580)
UBS AG	KOSPI 200 Index	KRW	178,000,000	167,058	Receive	19.350%	At maturity	Dec 2018	—	(380,776)	(380,776)
UBS AG	KOSPI 200 Index	KRW	89,800,000	84,031	Receive	19.500%	At maturity	Dec 2018	—	(195,422)	(195,422)
UBS AG	KOSPI 200 Index	KRW	88,200,000	82,407	Receive	21.000%	At maturity	Dec 2018	—	(316,899)	(316,899)
UBS AG	S&P 500 Index	USD	167,000	167,000	Pay	19.200%	At maturity	Dec 2018	—	56,108	56,108
UBS AG	S&P 500 Index	USD	83,800	83,800	Pay	19.450%	At maturity	Dec 2018	—	42,361	42,361
UBS AG	S&P 500 Index	USD	80,800	80,800	Pay	21.000%	At maturity	Dec 2018	—	173,391	173,391
UBS AG	S&P 500 Index	USD	83,500	83,500	Pay	21.310%	At maturity	Dec 2018	—	217,790	217,790
UBS AG	S&P 500 Index	USD	82,700	82,700	Pay	20.410%	At maturity	Dec 2018	—	153,785	153,785
UBS AG	Hang Seng Index	HKD	654,000	83,357	Receive	28.440%	At maturity	Dec 2018	—	(350,218)	(350,218)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	31

Variance swaps (continued)
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
UBS AG	Hang Seng Index	HKD	653,000	$ 83,208	Receive	28.600%	At maturity	Dec 2018	—	$ (361,636)	$ (361,636)
UBS AG	KOSPI 200 Index	KRW	179,000,000	167,697	Receive	19.450%	At maturity	Dec 2019	—	(96,683)	(96,683)
UBS AG	S&P 500 Index	USD	168,000	168,000	Pay	19.250%	At maturity	Dec 2019	—	(40,459)	(40,459)
				$12,281,765					—	$(7,156,965)	$(7,156,965)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
32	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m ET., or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018 by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$2,051,521,440	$491,969,301	$1,558,829,386	$722,753
U.S. Government and Agency obligations	249,485,928	—	249,485,928	—
Foreign government obligations	276,829,774	—	276,829,774	—
Corporate bonds	302,868,569	—	302,868,569	—
Purchased options	84,097,415	63,403,206	20,694,209	—
Short-term investments	1,243,160,792	49,133,027	1,194,027,765	—
Total investments in securities	$4,207,963,918	$604,505,534	$3,602,735,631	$722,753
Derivatives:
Assets
Futures	$52,620,088	$52,620,088	—	—
Forward foreign currency contracts	72,461,303	—	$72,461,303	—
Swap contracts	77,270,582	—	77,270,582	—

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Liabilities
Futures	(105,452,740)	(104,101,423)	(1,351,317)	—
Forward foreign currency contracts	(44,191,752)	—	(44,191,752)	—
Written options	(13,699,971)	—	(13,699,971)	—
Swap contracts	(96,104,599)	—	(96,104,599)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2018, the fund used futures contracts to manage against anticipated changes in securities marktets and interest rates, gain exposure to certain securities markets and foreign bond markets, and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended April 30, 2018, the fund used purchased options to maintain diversity of the fund.

During the period ended April 30, 2018, the fund wrote option contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. (include previous sentence only if applies) Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2018, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to treasuries markets.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended April 30, 2018, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the year ended April 30, 2018, the fund used variance swaps to maintain diversity of the fund and manage against volatility and anticipated changes in securities markets.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q3	04/18
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		6/18

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: June 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: June 15, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 15, 2018